UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02794

MFS SERIES TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2016

MFS® GLOBAL HIGH YIELD FUND

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)
Bonds - 31.4%
Aerospace - 0.3%
TA Aerospace, 3.625%, 4/15/2023 (n)	EUR	1,225,000	$1,301,878

Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/2049		$2,500,000	$219,144
Crest Ltd., CDO, 7%, 1/28/2040 (a)(p)		1,506,586	126,508
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025 (i)(z)		8,829	2,135
LB Commercial Conduit Mortgage Trust, FRN, 1.187%, 2/18/2030 (i)		134,855	1,021
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039 (i)(z)		901,012	4,235

			$353,043
Automotive - 0.8%
Schaeffler Finance B.V., 4.25%, 5/15/2018	EUR	100,000	$115,936
Schaeffler Finance B.V., 3.25%, 5/15/2025 (n)	EUR	905,000	1,080,830
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)		$256,766	264,469
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)		295,000	303,113
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)		200,000	208,500
Tupy Overseas S.A., 6.625%, 7/17/2024		1,465,000	1,369,775
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)		200,000	204,746

			$3,547,369
Building - 2.7%
CEMEX S.A.B. de C.V., 5.875%, 3/25/2019 (n)		$345,000	$352,728
CEMEX S.A.B. de C.V., 6.5%, 12/10/2019 (n)		845,000	890,419
CEMEX S.A.B. de C.V., 7.25%, 1/15/2021 (n)		235,000	250,862
Cimpor Financial Operations B.V., 5.75%, 7/17/2024		1,265,000	959,756
Cimpor Financial Operations B.V., 5.75%, 7/17/2024 (n)		918,000	696,487
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		1,664,000	1,647,360
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020		1,563,000	1,637,243
Grupo Cementos de Chihuahua S.A.B. de C.V., 8.125%, 2/08/2020 (n)		795,000	832,762
Paroc Group Oy, 6.25%, 5/15/2020	EUR	1,125,000	1,277,330
Titan Global Finance PLC, 4.25%, 7/10/2019	EUR	1,125,000	1,297,843
Union Andina de Cementos S.A.A., 5.875%, 10/30/2021 (n)		$1,627,000	1,671,743

			$11,514,533
Business Services - 0.1%
Worldpay Finance PLC, 3.75%, 11/15/2022 (n)	EUR	479,000	$574,532

Cable TV - 3.0%
Altice Financing S.A., 7.875%, 12/15/2019 (n)		$1,012,000	$1,054,200
Altice Financing S.A., 6.625%, 2/15/2023 (n)		400,000	395,520
Altice Financing S.A., 7.5%, 5/15/2026 (n)		1,775,000	1,777,219
Altice Finco S.A., 8.125%, 1/15/2024 (n)		278,000	271,050
Cogeco Communications, Inc., 4.875%, 5/01/2020 (n)		1,135,000	1,164,794
LGE Holdco VI B.V., 7.125%, 5/15/2024	EUR	380,000	477,108
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)		$755,000	947,938
Lynx I Corp., 5.375%, 4/15/2021 (n)		814,500	851,152
Telenet Group Holding N.V., 6.25%, 8/15/2022 (n)	EUR	780,000	964,679
Unitymedia Hessen NRW GmbH, 6.25%, 1/15/2029	EUR	960,000	1,239,875
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		$200,000	206,000
Videotron Ltd., 5.375%, 6/15/2024 (n)		1,590,000	1,659,563
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		485,000	486,397
VTR Finance B.V., 6.875%, 1/15/2024 (n)		1,320,000	1,318,350

			$12,813,845

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Chemicals - 0.7%
Consolidated Energy Finance S.A., 6.75%, 10/15/2019		$200,000	$189,000
Consolidated Energy Finance S.A., 6.75%, 10/15/2019 (n)		1,354,000	1,279,530
INEOS Group Holdings S.A., 5.75%, 2/15/2019	EUR	760,000	893,082
SPCM S.A., 2.875%, 6/15/2023 (n)	EUR	647,000	720,474

			$3,082,086
Conglomerates - 0.6%
Grupo Kuo S.A.B. de C.V., 6.25%, 12/04/2022		$1,505,000	$1,501,238
Votorantim Cimentos S.A., 7.25%, 4/05/2041		1,154,000	1,020,944

			$2,522,182
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)(n)		$150,000	$36,000
Empresas ICA S.A.B. de C.V., 8.375%, 7/24/2017 (a)(d)		291,000	69,840
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		1,639,000	393,360
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		915,000	210,450

			$709,650
Consumer Products - 0.3%
Newell Brands, Inc., 3.75%, 10/01/2021 (z)	EUR	1,125,000	$1,361,827

Consumer Services - 0.5%
Grupo Posadas S.A.B. de C.V., 7.875%, 6/30/2022 (n)		$2,049,000	$2,043,877

Containers - 0.3%
San Miguel Industrias PET S.A., 7.75%, 11/06/2020 (n)		$1,211,000	$1,220,083

Emerging Market Quasi-Sovereign - 1.7%
Banco de Reservas de la Republica Dominicana, 7%, 2/01/2023 (n)		$606,000	$599,940
Banco do Brasil S.A., 6.25% to 4/15/2024, FRN to 1/31/2049 (n)		935,000	533,604
Banco do Brasil S.A., 9% to 6/18/2024, FRN to 6/29/2049		910,000	652,925
Gazprom OAO Via Gaz Capital S.A., 4.95%, 7/19/2022		1,640,000	1,655,685
Petrobras Global Finance B.V., 4.375%, 5/20/2023		1,181,000	932,399
Petrobras Global Finance B.V., 6.25%, 3/17/2024		1,080,000	942,300
Sberbank of Russia, 5.25%, 5/23/2023		1,115,000	1,080,156
Southern Gas Corridor CJSC, 6.875%, 3/24/2026 (n)		422,000	433,711
Trade & Development Bank of Mongolia LLC, 9.375%, 5/19/2020 (n)		600,000	557,711
YPF S.A., 8.5%, 3/23/2021 (n)		75,000	78,375

			$7,466,806
Emerging Market Sovereign - 1.8%
Dominican Republic, 7.5%, 5/06/2021 (n)		$790,000	$865,050
Dominican Republic, 6.6%, 1/28/2024 (n)		122,000	130,540
Dominican Republic, 5.875%, 4/18/2024 (n)		111,000	114,330
Dominican Republic, 7.45%, 4/30/2044 (n)		107,000	113,420
Government of Jamaica, 7.875%, 7/28/2045		499,000	518,960
Republic of Argentina, 6.875%, 4/22/2021 (Put Date 4/19/2016) (z)		255,000	262,650
Republic of Argentina, 7.5%, 4/22/2026 (Put Date 4/20/2016) (n)		152,000	154,280
Republic of Argentina, 7.5%, 4/22/2026 (Put Date 4/19/2016) (n)		1,052,000	1,067,780
Republic of Croatia, 5.5%, 4/04/2023 (n)		1,064,000	1,127,840
Republic of Ecuador, 10.5%, 3/24/2020 (n)		1,446,000	1,366,470
Republic of Kazakhstan, 5.125%, 7/21/2025 (n)		439,000	464,133
Republic of Venezuela, 7%, 3/31/2038		1,930,000	689,975
Russian Federation, 5%, 4/29/2020		800,000	845,920

			$7,721,348

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Energy - Independent - 0.1%
Afren PLC, 15%, 4/25/2017 (d)(p)		$1,173,632	$328,852
Afren PLC, 6.625%, 12/09/2020 (a)(d)(n)		528,000	1,320
Afren PLC, 11.5%, 2/01/2016 (a)(d)(n)		1,000,000	2,500
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)		162,000	141,750

			$474,422
Energy - Integrated - 0.8%
Inkia Energy Ltd., 8.375%, 4/04/2021		$1,597,000	$1,644,910
LUKOIL International Finance B.V., 4.563%, 4/24/2023		1,655,000	1,609,272
Pacific Rubiales Energy Corp., 7.25%, 12/12/2021 (n)		2,406,000	360,900

			$3,615,082
Entertainment - 0.4%
CPUK Finance Ltd., 7%, 2/28/2042 (n)	GBP	1,110,000	$1,690,806

Food & Beverages - 2.2%
Brakes Capital, 7.125%, 12/15/2018	GBP	950,000	$1,438,411
Central American Bottling Corp., 6.75%, 2/09/2022		$1,295,000	1,356,513
Corporacion Lindley S.A., 6.75%, 11/23/2021 (n)		25,000	28,500
Corporacion Lindley S.A., 6.75%, 11/23/2021		389,000	443,460
Corporacion Lindley S.A., 4.625%, 4/12/2023 (n)		802,000	830,070
Darling Global Finance B.V., 4.75%, 5/30/2022 (n)	EUR	710,000	840,627
JBS Investments GmbH, 7.75%, 10/28/2020 (n)		$979,000	1,005,922
JBS Investments GmbH, 7.25%, 4/03/2024		538,000	520,515
Minerva Luxembourg S.A., 7.75%, 1/31/2023		1,560,000	1,585,350
R&R Ice Cream PLC, 5.5%, 5/15/2020	GBP	750,000	1,123,259

			$9,172,627
Forest & Paper Products - 0.0%
Tembec Industries, Inc., 9%, 12/15/2019 (n)		$130,000	$93,600

Gaming & Lodging - 0.6%
Cirsa Funding Luxembourg S.A., 5.875%, 5/15/2023	EUR	1,250,000	$1,443,765
Great Canadian Gaming Corp., 6.625%, 7/25/2022 (n)	CAD	1,375,000	1,115,057

			$2,558,822
Industrial - 0.9%
Deutsche Raststatten Gruppe IV GmbH, 6.75%, 12/30/2020	EUR	385,000	$470,425
Galapagos Holding S.A., 7%, 6/15/2022	EUR	1,031,000	1,097,908
Galapagos S.A., 5.375%, 6/15/2021	EUR	281,000	315,324
Grupo Isolux Corsan Finance B.V., 6.625%, 4/15/2021	EUR	1,380,000	235,445
Transfield Services Ltd., 8.375%, 5/15/2020 (n)		$1,500,000	1,627,500

			$3,746,602
Machinery & Tools - 0.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$260,000	$270,400
Loxam SAS, 7%, 7/23/2022	EUR	1,500,000	1,846,393

			$2,116,793
Major Banks - 1.0%
Royal Bank of Scotland Group PLC, 6%, 12/19/2023		$1,850,000	$1,892,217
Royal Bank of Scotland Group PLC, 3.625% to 3/25/2019, FRN to 3/25/2024	EUR	1,850,000	2,072,671
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049		$325,000	303,063

			$4,267,951

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Medical & Health Technology & Services - 0.4%
Medi-Partenaires SAS, 7%, 5/15/2020	EUR	1,300,000	$1,561,877

Metals & Mining - 0.6%
Bluescope Steel Finance Ltd./Bluescope Steel, 6.5%, 5/15/2021 (n)		$475,000	$484,500
Freeport-McMoRan, Inc., 5.45%, 3/15/2043		230,000	172,500
Hudbay Minerals, Inc., 9.5%, 10/01/2020		175,000	148,750
Lundin Mining Corp., 7.5%, 11/01/2020 (n)		150,000	151,500
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		150,000	151,875
Ovako AB, 6.5%, 6/01/2019	EUR	750,000	644,091
Petra Diamonds U.S. Treasury PLC, 8.25%, 5/31/2020 (n)		$955,000	871,437

			$2,624,653
Network & Telecom - 1.1%
Colombia Telecomunicaciones S.A., 8.5% to 3/30/2020, FRN to 12/29/2049 (n)		$996,000	$886,440
Columbus International, Inc., 7.375%, 3/30/2021		200,000	212,440
Columbus International, Inc., 7.375%, 3/30/2021 (n)		1,387,000	1,473,271
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)		2,240,000	2,341,360

			$4,913,511
Oil Services - 0.2%
Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/01/2022 (n)		$1,691,086	$219,841
QGOG Constellation S.A., 6.25%, 11/09/2019		200,000	108,000
QGOG Constellation S.A., 6.25%, 11/09/2019 (n)		649,000	350,460

			$678,301
Oils - 0.1%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)		$320,000	$314,000

Other Banks & Diversified Financials - 3.5%
Banco Popolare Societa Cooperativa, 3.5%, 3/14/2019	EUR	1,280,000	$1,522,942
BBVA Bancomer S.A. de C.V., 6.5%, 3/10/2021 (n)		$1,375,000	1,501,637
BBVA Subordinated Capital S.A.U., 3.5% to 4/11/2019, FRN to 4/11/2024	EUR	1,900,000	2,246,326
CaixaBank S.A., 5% to 11/14/2018, FRN to 11/14/2023	EUR	1,900,000	2,260,706
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)		407,000	505,779
ING Groep N.V., 6.5% to 4/16/2025, FRN to 12/29/2049		1,850,000	1,703,156
Intesa Sanpaolo S.p.A., 2.855%, 4/23/2025	EUR	1,850,000	2,078,242
Itau Unibanco Holding S.A., 5.125%, 5/13/2023		$1,115,000	1,084,337
UBS AG, 6.875%, 12/29/2049		710,000	685,257
Yapi ve Kredi Bankasi A.S., 8.5%, 3/09/2026 (n)		1,061,000	1,143,327

			$14,731,709
Pollution Control - 0.1%
Paprec Holding S.A., 5.25%, 4/01/2022 (n)	EUR	365,000	$413,764

Restaurants - 0.4%
Stonegate Pub Co. Financing PLC, 5.75%, 4/15/2019	GBP	1,075,000	$1,572,307

Retailers - 0.4%
AA Bond Co. Ltd., 5.5%, 7/31/2022 (n)	GBP	545,000	$768,455
AA Bond Co. Ltd., 5.5%, 7/31/2022	GBP	185,000	260,852
Kirk Beauty Zero GmbH, 6.25%, 7/15/2022 (n)	EUR	600,000	741,134

			$1,770,441
Specialty Stores - 0.4%
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/2020 (n)		$1,621,000	$1,679,761

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Supermarkets - 0.2%
Casino Guichard Perrachon S.A., 4.87% to 1/31/2019, FRN to 1/31/2049	EUR	900,000	$915,843

Telecommunications - Wireless - 2.7%
Altice S.A., 7.75%, 5/15/2022 (n)		$930,000	$927,675
Comcel Trust, 6.875%, 2/06/2024 (n)		1,259,000	1,189,755
Digicel Group Ltd., 8.25%, 9/30/2020 (n)		830,000	757,375
Digicel Group Ltd., 6%, 4/15/2021 (n)		1,436,000	1,313,940
Digicel Group Ltd., 6.75%, 3/01/2023		341,000	307,539
Millicom International Cellular S.A., 4.75%, 5/22/2020 (n)		768,000	748,800
Millicom International Cellular S.A., 6.625%, 10/15/2021 (n)		1,314,000	1,330,425
MTS International Funding Ltd., 5%, 5/30/2023 (n)		2,538,000	2,534,827
VimpelCom Ltd., 5.95%, 2/13/2023 (n)		1,550,000	1,539,150
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)		200,000	190,900
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)		610,000	542,900

			$11,383,286
Telephone Services - 0.5%
B Communications Ltd., 7.375%, 2/15/2021 (n)		$1,908,000	$2,065,410

Transportation - Services - 0.3%
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022 (n)		$990,000	$596,475
Navios South American Logistics, Inc., 7.25%, 5/01/2022		312,000	187,980
Stena AB, 7%, 2/01/2024 (n)		530,000	450,500
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021		147,000	28,665

			$1,263,620
Utilities - Electric Power - 0.9%
Enel S.p.A., 8.75% to 9/24/2023, FRN to 9/24/2073 (n)		$955,000	$1,101,831
Greenko Dutch B.V., 8%, 8/01/2019 (n)		1,060,000	1,134,200
TerraForm Global Operating LLC, 9.75%, 8/15/2022 (n)		1,730,000	1,533,213

			$3,769,244
Total Bonds			$133,627,491

Underlying Affiliated Funds - 67.0%
MFS High Yield Pooled Portfolio (v)		32,043,212	$285,184,586

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	394	$1,422

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)			3,602,274	$3,602,274
Total Investments				$422,415,773

Other Assets, Less Liabilities - 0.8%				3,408,196
Net Assets - 100.0%				$425,823,969

(a)	Non-income producing security.
(d)	In default.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

5

Portfolio of Investments (unaudited) – continued

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $74,459,758, representing 17.5% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025	1/29/03	$752	$2,135
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039	7/20/04	56,501	4,235
Newell Brands, Inc., 3.75%, 10/01/2021	7/3/14	1,511,689	1,361,827
Republic of Argentina, 6.875%, 4/22/2021	4/19/16	255,000	262,650
Total Restricted Securities			$1,630,847
% of Net assets			0.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	EUR	Goldman Sachs International	438,032	7/15/16	$500,376	$502,738	$2,362

Liability Derivatives
SELL	CAD	Merrill Lynch International	1,375,000	7/15/16	$1,063,212	$1,095,886	$(32,674)
SELL	EUR	Deutsche Bank AG	33,732,573	7/15/16	38,489,034	38,715,542	(226,508)
SELL	EUR	Goldman Sachs International	367,935	7/15/16	415,854	422,287	(6,433)
BUY	GBP	Morgan Stanley Capital Services Inc.	213,502	7/15/16	312,097	312,030	(67)
SELL	GBP	BNP Paribas S.A.	4,965,319	7/15/16	7,062,843	7,256,742	(193,899)

							$(459,581)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	12	$1,560,750	June - 2016	$6,800

At April 30, 2016, the fund had cash collateral of $15,000 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

4/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

The investments of the fund and the MFS High Yield Pooled Portfolio are valued as described below. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

7

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$1,422	$—	$—	$1,422
Non-U.S. Sovereign Debt	—	15,188,154	—	15,188,154
U.S. Corporate Bonds	—	3,990,832	—	3,990,832
Commercial Mortgage-Backed Securities	—	226,535	—	226,535
Asset-Backed Securities (including CDOs)	—	126,508	—	126,508
Foreign Bonds	—	113,766,610	328,852	114,095,462
Mutual Funds	288,786,860	—	—	288,786,860
Total Investments	$288,788,282	$133,298,639	$328,852	$422,415,773

Other Financial Instruments
Futures Contracts	$6,800	$—	$—	$6,800
Forward Foreign Currency Contracts - Assets	—	2,362	—	2,362
Forward Foreign Currency Contracts - Liabilities	—	(459,581)	—	(459,581)

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio’s shareholder report for further information regarding the levels used in valuing its assets or liabilities.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Foreign Bonds
Balance as of 1/31/16	$—
Transfers into Level 3	328,852
Balance as of 4/30/16	$328,852

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at April 30, 2016 is $(23,238). At April 30, 2016, the fund held one level 3 security.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$473,954,476
Gross unrealized appreciation	3,373,195
Gross unrealized depreciation	(54,911,898)
Net unrealized appreciation (depreciation)	$(51,538,703)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS High Yield Pooled Portfolio	33,012,769	1,432,489	(2,402,046)	32,043,212
MFS Institutional Money Market Portfolio	4,900,492	19,871,782	(21,170,000)	3,602,274

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS High Yield Pooled Portfolio	$(645,571)	$—	$4,831,349	$285,184,586
MFS Institutional Money Market Portfolio	—	—	5,517	3,602,274

	$(645,571)	$—	$4,836,866	$288,786,860

8

Supplemental Information (unaudited) – continued

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2016, are as follows:

United States	59.6%
United Kingdom	4.5%
Brazil	3.3%
Mexico	3.3%
Canada	3.2%
Luxembourg	2.7%
Italy	2.6%
Germany	2.4%
Russia	2.2%
Other Countries	16.2%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

9

QUARTERLY REPORT

April 30, 2016

MFS® HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 92.0%
Aerospace - 1.6%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$6,465,000	$6,820,575
Bombardier, Inc., 6.125%, 1/15/2023 (n)	3,760,000	3,271,200
Bombardier, Inc., 7.5%, 3/15/2025 (n)	2,680,000	2,398,600
CPI International, Inc., 8.75%, 2/15/2018	5,857,000	5,739,860
TransDigm, Inc., 6%, 7/15/2022	1,095,000	1,108,359
TransDigm, Inc., 6.5%, 7/15/2024	3,365,000	3,390,237

		$22,728,831
Apparel Manufacturers - 0.5%
Hanesbrands, Inc., 6.375%, 12/15/2020	$2,990,000	$3,094,650
PVH Corp., 4.5%, 12/15/2022	3,485,000	3,602,619

		$6,697,269
Asset-Backed & Securitized - 0.0%
Citigroup Commercial Mortgage Trust, FRN, 5.899%, 12/10/2049	$2,948,120	$258,426
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 0%, 4/26/2050 (a)(p)(z)	678,854	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 0%, 4/26/2050 (a)(p)(z)	2,131,138	21
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025 (i)(z)	69,595	16,828
LB Commercial Conduit Mortgage Trust, FRN, 1.187%, 2/18/2030 (i)	918,797	6,956
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039 (i)(z)	4,295,714	20,190

		$302,428
Automotive - 2.4%
Accuride Corp., 9.5%, 8/01/2018	$6,635,000	$5,656,338
Gates Global LLC, 6%, 7/15/2022 (n)	1,590,000	1,383,300
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021	6,665,000	7,019,078
Goodyear Tire & Rubber Co., 7%, 5/15/2022	1,340,000	1,447,200
Lear Corp., 4.75%, 1/15/2023	4,000,000	4,140,000
Lear Corp., 5.25%, 1/15/2025	2,200,000	2,337,500
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	1,223,652	1,260,362
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	2,295,000	2,358,113
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	2,345,000	2,444,663
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	4,445,000	4,550,480
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,690,000	1,713,238

		$34,310,272
Broadcasting - 2.2%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)	$4,525,000	$4,926,594
AMC Networks, Inc., 5%, 4/01/2024	1,945,000	1,947,431
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	830,000	805,100
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	2,550,000	2,363,544
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	3,250,000	3,266,250
iHeartMedia, Inc., 9%, 3/01/2021	4,447,000	3,146,253
Liberty Media Corp., 8.5%, 7/15/2029	4,285,000	4,467,112
Liberty Media Corp., 8.25%, 2/01/2030	40,000	41,500
Netflix, Inc., 5.375%, 2/01/2021	3,625,000	3,833,437
Netflix, Inc., 5.875%, 2/15/2025	2,080,000	2,179,840
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	4,675,000	4,897,062

		$31,874,123
Building - 3.3%
Allegion PLC, 5.875%, 9/15/2023	$2,480,000	$2,628,800
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	5,671,000	5,926,195

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Building - continued
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	$3,590,000	$3,814,375
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)	3,160,000	3,294,300
Building Materials Corp. of America, 6%, 10/15/2025 (n)	3,470,000	3,738,925
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	2,095,000	2,016,438
Cimpor Financial Operations B.V., 5.75%, 7/17/2024	1,088,000	825,466
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,755,000	4,826,325
HD Supply, Inc, 5.75%, 4/15/2024 (n)	1,555,000	1,630,806
HD Supply, Inc., 7.5%, 7/15/2020	5,575,000	5,916,469
Headwaters, Inc., 7.25%, 1/15/2019	3,150,000	3,244,500
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	5,105,000	4,543,450
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,960,000	4,997,200

		$47,403,249
Business Services - 1.5%
Equinix, Inc., 4.875%, 4/01/2020	$3,670,000	$3,820,470
Equinix, Inc., 5.375%, 1/01/2022	1,620,000	1,692,900
Equinix, Inc., 5.375%, 4/01/2023	2,935,000	3,067,075
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,085,000	2,204,888
Iron Mountain, Inc., REIT, 6%, 8/15/2023	5,205,000	5,530,312
NeuStar, Inc., 4.5%, 1/15/2023	5,870,000	4,813,400

		$21,129,045
Cable TV - 5.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$6,665,000	$6,590,352
CCO Holdings LLC, 5.25%, 9/30/2022	500,000	516,250
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	1,305,000	1,353,285
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/2021	6,610,000	6,840,028
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	3,550,000	3,621,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	5,645,000	5,920,194
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,395,000	1,428,131
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	5,430,000	5,559,125
DISH DBS Corp., 6.75%, 6/01/2021	3,410,000	3,513,016
DISH DBS Corp., 5%, 3/15/2023	2,975,000	2,722,125
DISH DBS Corp., 5.875%, 11/15/2024	1,495,000	1,403,058
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,880,000	2,361,600
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	3,935,000	2,547,913
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	5,075,000	3,206,766
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,215,000	1,257,525
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	4,440,000	1,454,100
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	2,225,000	2,793,593
Lynx I Corp., 5.375%, 4/15/2021 (n)	1,417,500	1,481,288
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,635,000	2,714,050
Neptune Finco Corp., 10.875%, 10/15/2025 (n)	3,200,000	3,560,000
SIRIUS XM Radio, Inc., 4.25%, 5/15/2020 (n)	1,020,000	1,039,125
SIRIUS XM Radio, Inc., 5.875%, 10/01/2020 (n)	460,000	477,250
SIRIUS XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,750,000	2,722,500
SIRIUS XM Radio, Inc., 6%, 7/15/2024 (n)	2,340,000	2,468,934
SIRIUS XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,285,000	2,336,413
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,235,000	4,388,519
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	3,000,000	3,090,000
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,125,000	1,133,438
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,185,000	3,194,173
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,600,000	2,574,000

		$84,267,751

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 2.5%
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)	$3,930,000	$4,155,975
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,075,000	3,367,125
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,495,000	2,089,563
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,975,000	2,305,625
INEOS Group Holdings S.A., 6.125%, 8/15/2018 (n)	2,715,000	2,748,938
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	2,860,000	2,187,900
The Chemours Co., 6.625%, 5/15/2023 (n)	3,575,000	3,128,125
Tronox Finance LLC, 6.375%, 8/15/2020	7,215,000	6,137,259
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	3,830,000	3,178,900
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	5,885,000	6,161,595

		$35,461,005
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/2019	$1,453,000	$719,235
VeriSign, Inc., 4.625%, 5/01/2023	5,390,000	5,538,225

		$6,257,460

Computer Software - Systems - 1.0%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$2,200,000	$2,355,386
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,115,000	2,226,038
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	6,275,000	6,384,812
Western Digital Corp., 10.5%, 4/01/2024 (n)	3,595,000	3,496,137

		$14,462,373
Conglomerates - 2.6%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)	$3,030,000	$2,492,175
Amsted Industries Co., 5%, 3/15/2022 (n)	6,495,000	6,478,762
BC Mountain LLC, 7%, 2/01/2021 (n)	6,230,000	5,607,000
EnerSys, 5%, 4/30/2023 (n)	7,280,000	7,243,600
Enpro Industries, Inc., 5.875%, 9/15/2022	5,660,000	5,900,550
Entegris, Inc., 6%, 4/01/2022 (n)	5,005,000	5,155,150
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,585,000	4,775,175

		$37,652,412
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,555,000	$613,200
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)	1,546,000	355,580

		$968,780
Consumer Products - 1.4%
Alphabet Holding Co., Inc., 7.75%, 11/01/2017	$1,590,000	$1,609,080
Elizabeth Arden, Inc., 7.375%, 3/15/2021	2,245,000	1,549,050
NBTY, Inc., 7.625%, 5/15/2021 (n)	3,725,000	3,808,812
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	4,125,000	4,217,812
Spectrum Brands, Inc., 6.375%, 11/15/2020	3,100,000	3,271,337
Spectrum Brands, Inc., 6.125%, 12/15/2024	710,000	758,813
Spectrum Brands, Inc., 5.75%, 7/15/2025	2,210,000	2,344,037
Sun Products Corp., 7.75%, 3/15/2021 (n)	2,240,000	2,111,200

		$19,670,141
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/2021	$7,750,000	$8,017,530
ADT Corp., 4.125%, 6/15/2023	1,585,000	1,474,050
CEB, Inc., 5.625%, 6/15/2023 (n)	3,640,000	3,649,100
Garda World Security Corp., 7.25%, 11/15/2021 (n)	3,755,000	3,032,162

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Services - continued
Garda World Security Corp., 7.25%, 11/15/2021 (n)	$2,905,000	$2,345,788
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)	7,375,000	7,522,500
Monitronics International, Inc., 9.125%, 4/01/2020	4,750,000	4,049,375
Service Corp. International, 5.375%, 5/15/2024	3,295,000	3,509,175

		$33,599,680
Containers - 4.1%
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023 (z)	$460,000	$460,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024 (z)	940,000	940,000
Ardagh Packaging Finance PLC, 7%, 11/15/2020 (n)	748,235	707,082
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)	4,810,000	5,056,512
Ball Corp., 5%, 3/15/2022	3,515,000	3,682,314
Berry Plastics Group, Inc., 5.5%, 5/15/2022	5,470,000	5,644,356
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)	2,050,000	2,142,250
Crown American LLC, 4.5%, 1/15/2023	5,170,000	5,273,400
Multi-Color Corp., 6.125%, 12/01/2022 (n)	5,020,000	5,132,950
Mustang Merger Corp., 8.5%, 8/15/2021 (n)	100,000	104,500
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,162,000	5,239,430
Reynolds Group, 9.875%, 8/15/2019	512,000	529,280
Reynolds Group, 5.75%, 10/15/2020	2,760,000	2,863,500
Reynolds Group, 8.25%, 2/15/2021	7,720,000	7,990,200
Sealed Air Corp., 4.875%, 12/01/2022 (n)	5,815,000	6,054,869
Sealed Air Corp., 5.125%, 12/01/2024 (n)	1,355,000	1,419,363
Signode Industrial Group, 6.375%, 5/01/2022 (n)	6,230,000	6,074,250

		$59,314,256
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/2021 (n)	$2,175,000	$467,625

Electronics - 1.5%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$2,720,000	$2,291,600
Advanced Micro Devices, Inc., 7%, 7/01/2024	2,325,000	1,749,563
Micron Technology, Inc., 5.875%, 2/15/2022	3,305,000	2,916,663
Micron Technology, Inc., 5.5%, 2/01/2025	2,775,000	2,247,750
NXP B.V., 5.75%, 2/15/2021 (n)	2,100,000	2,199,750
NXP B.V., 5.75%, 3/15/2023 (n)	4,875,000	5,155,312
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,145,000	3,286,525
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,100,000	2,110,500

		$21,957,663
Energy - Independent - 4.0%
Baytex Energy Corp., 5.625%, 6/01/2024 (n)	$2,210,000	$1,679,600
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	4,375,000	1,717,188
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023	1,320,000	488,400
Chaparral Energy, Inc., 7.625%, 11/15/2022 (d)	5,800,000	1,740,000
Chesapeake Energy Corp., 5.75%, 3/15/2023	4,740,000	2,654,400
Concho Resources, Inc., 5.5%, 4/01/2023	5,495,000	5,536,212
EP Energy LLC, 9.375%, 5/01/2020	1,605,000	1,046,267
EP Energy LLC, 7.75%, 9/01/2022	6,260,000	3,630,800
Halcon Resources Corp., 8.875%, 5/15/2021	4,160,000	894,400
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/2020 (a)(d)	2,655,000	265,500
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/2021	2,981,000	253,385
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/2021	2,765,000	241,938
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)	2,227,000	1,948,625
Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,030,000	4,489,275

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Independent - continued
QEP Resources, Inc., 5.25%, 5/01/2023	$8,230,000	$7,736,200
Range Resources Corp., 4.875%, 5/15/2025	2,845,000	2,635,181
RSP Permian, Inc., 6.625%, 10/01/2022	4,330,000	4,470,725
Sanchez Energy Corp., 6.125%, 1/15/2023	6,685,000	4,997,037
SM Energy Co., 6.5%, 11/15/2021	5,450,000	5,068,500
SM Energy Co., 6.125%, 11/15/2022	2,440,000	2,208,200
WPX Energy, Inc., 6%, 1/15/2022	4,470,000	4,023,000

		$57,724,833

Energy - Integrated - 0.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$1,560,000	$1,514,921

Entertainment - 1.7%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)	$2,220,000	$2,347,650
Cedar Fair LP, 5.25%, 3/15/2021	5,270,000	5,494,080
Cedar Fair LP, 5.375%, 6/01/2024	1,790,000	1,868,313
Cinemark USA, Inc., 5.125%, 12/15/2022	2,805,000	2,903,175
Cinemark USA, Inc., 4.875%, 6/01/2023	2,495,000	2,476,562
NCL Corp. Ltd., 5.25%, 11/15/2019 (n)	3,755,000	3,858,262
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,755,000	4,921,425

		$23,869,467
Financial Institutions - 5.1%
Aircastle Ltd., 4.625%, 12/15/2018	$3,385,000	$3,503,475
Aircastle Ltd., 5.125%, 3/15/2021	2,710,000	2,865,825
Aircastle Ltd., 5.5%, 2/15/2022	2,135,000	2,271,106
CIT Group, Inc., 5.25%, 3/15/2018	3,330,000	3,434,063
CIT Group, Inc., 6.625%, 4/01/2018 (n)	5,369,000	5,657,584
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,562,000	5,826,195
CIT Group, Inc., 5%, 8/15/2022	1,690,000	1,770,275
Credit Acceptance Corp., 6.125%, 2/15/2021	645,000	614,363
Credit Acceptance Corp., 7.375%, 3/15/2023	3,475,000	3,292,562
Icahn Enterprises LP, 6%, 8/01/2020	4,240,000	4,229,824
Icahn Enterprises LP, 5.875%, 2/01/2022	6,210,000	5,922,787
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)	3,445,000	3,664,619
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	3,450,000	3,363,750
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	7,250,000	6,960,000
Navient Corp., 8%, 3/25/2020	6,735,000	7,071,750
Navient Corp., 5.875%, 3/25/2021	2,040,000	1,927,800
Navient Corp., 7.25%, 1/25/2022	5,845,000	5,757,325
Navient Corp., 6.125%, 3/25/2024	2,915,000	2,610,383
PHH Corp., 6.375%, 8/15/2021	3,315,000	2,867,475

		$73,611,161
Food & Beverages - 1.0%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$4,325,000	$4,508,812
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,420,000	1,320,600
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	2,775,000	2,934,562
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,305,000	5,530,462

		$14,294,436
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,005,000	$1,972,463
Tembec Industries, Inc., 9%, 12/15/2019 (n)	2,725,000	1,962,000

		$3,934,463

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Gaming & Lodging - 3.5%
Boyd Gaming Corp., 6.375%, 4/01/2026 (n)	$1,530,000	$1,564,425
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	5,077,000	5,292,772
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,250,000	5,466,562
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	730,000	761,025
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	4,640,000	4,802,400
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	6,095,000	6,348,247
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,385,000	1,455,981
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,285,000	5,509,612
MGM Resorts International, 6.625%, 12/15/2021	4,660,000	4,962,900
MGM Resorts International, 6%, 3/15/2023	5,385,000	5,593,669
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,215,000	6,416,987
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	1,470,000	1,510,425

		$49,685,005
Industrial - 1.2%
Anixter, Inc., 5.125%, 10/01/2021	$4,025,000	$4,065,250
Dematic S.A., 7.75%, 12/15/2020 (n)	8,045,000	7,944,437
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,615,000	5,685,187

		$17,694,874

Insurance - Health - 0.3%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)	$2,025,000	$2,131,313
Centene Escrow Corp., 6.125%, 2/15/2024 (n)	2,025,000	2,136,375

		$4,267,688
Machinery & Tools - 1.5%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,560,000	$4,742,400
CNH Industrial Capital LLC, 4.375%, 11/06/2020	5,480,000	5,445,750
H&E Equipment Services Co., 7%, 9/01/2022	6,250,000	6,312,500
Jurassic Holdings III, Inc., 6.875%, 2/15/2021 (n)	3,430,000	2,306,675
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	4,015,000	2,348,775

		$21,156,100
Major Banks - 2.1%
Bank of America Corp., FRN, 6.1%, 12/29/2049	$13,035,000	$13,043,147
Bank of America Corp., FRN, 6.3%, 12/29/2049	1,825,000	1,911,688
Barclays Bank PLC, 7.625%, 11/21/2022	1,635,000	1,782,150
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	6,865,000	7,020,149
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	6,100,000	5,688,250

		$29,445,384
Medical & Health Technology & Services - 5.8%
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$9,870,000	$8,932,350
Davita Healthcare Partners, Inc., 5%, 5/01/2025	5,385,000	5,385,000
Davita, Inc., 5.125%, 7/15/2024	3,205,000	3,261,793
HCA, Inc., 4.25%, 10/15/2019	5,110,000	5,314,400
HCA, Inc., 7.5%, 2/15/2022	6,995,000	7,921,837
HCA, Inc., 5.875%, 3/15/2022	4,855,000	5,304,087
HCA, Inc., 5%, 3/15/2024	2,930,000	3,032,550
HCA, Inc., 5.375%, 2/01/2025	3,835,000	3,921,288
HCA, Inc., 5.875%, 2/15/2026	2,275,000	2,360,313
HealthSouth Corp., 5.125%, 3/15/2023	5,075,000	5,087,687
HealthSouth Corp., 5.75%, 11/01/2024	4,520,000	4,666,900
LifePoint Hospitals, Inc., 5.5%, 12/01/2021	2,260,000	2,350,400
Quorum Health Corp., 11.625%, 4/15/2023 (n)	3,750,000	3,675,000

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Medical & Health Technology & Services - continued
Tenet Healthcare Corp., 8%, 8/01/2020	$8,860,000	$9,125,800
Tenet Healthcare Corp., 4.5%, 4/01/2021	3,365,000	3,407,062
Tenet Healthcare Corp., 8.125%, 4/01/2022	2,235,000	2,318,813
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,330,000	3,288,375
Universal Health Services, Inc., 7.625%, 8/15/2020	3,770,000	3,520,426

		$82,874,081
Medical Equipment - 1.2%
Alere, Inc., 6.375%, 7/01/2023 (n)	$3,507,000	$3,577,140
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	4,185,000	3,661,875
Hologic, Inc., 5.25%, 7/15/2022 (n)	5,230,000	5,478,425
Teleflex, Inc., 5.25%, 6/15/2024	4,155,000	4,321,200

		$17,038,640
Metals & Mining - 3.7%
Century Aluminum Co., 7.5%, 6/01/2021 (n)	$4,270,000	$3,928,400
Commercial Metals Co., 4.875%, 5/15/2023	4,343,000	3,952,130
Consol Energy, Inc., 5.875%, 4/15/2022	4,540,000	3,779,550
Consol Energy, Inc., 8%, 4/01/2023	3,560,000	3,034,900
Constellium N.V., 7.875%, 4/01/2021 (n)	1,960,000	2,018,800
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	6,523,000	5,544,550
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	1,583,000	1,242,655
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	3,295,000	2,759,563
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,315,000	1,736,250
GrafTech International Co., 6.375%, 11/15/2020	5,255,000	3,507,712
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,090,000	3,476,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	1,875,000	1,919,531
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,385,000	1,398,850
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	2,210,000	2,237,625
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,670,000	1,707,575
Steel Dynamics, Inc., 5.25%, 4/15/2023	1,610,000	1,634,150
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,170,000	2,205,263
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	4,995,000	3,821,175
Suncoke Energy, Inc., 7.625%, 8/01/2019	600,000	574,500
TMS International Corp., 7.625%, 10/15/2021 (n)	3,655,000	2,558,500

		$53,038,179
Midstream - 5.6%
AmeriGas Finance LLC, 6.75%, 5/20/2020	$6,730,000	$6,950,677
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	4,055,000	3,588,675
Crestwood Midstream Partners LP, 6%, 12/15/2020	3,215,000	3,046,212
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,420,000	2,208,250
Energy Transfer Equity LP, 7.5%, 10/15/2020	8,835,000	8,901,262
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,035,000	1,938,338
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	6,540,000	6,262,050
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	10,615,000	11,435,157
MPLX LP, 5.5%, 2/15/2023 (n)	3,605,000	3,595,782
MPLX LP, 4.5%, 7/15/2023 (n)	4,669,000	4,532,810
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,475,000	5,440,781
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	7,070,000	6,928,600
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	2,130,000	2,060,775
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,370,000	3,285,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021	2,490,000	2,265,900
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022	2,005,000	1,624,050
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	1,390,000	1,397,812

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - continued
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	$2,670,000	$2,589,900
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,385,000	1,329,600

		$79,382,381
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/2021	$4,215,000	$4,299,300
Centurylink, Inc., 7.65%, 3/15/2042	4,390,000	3,731,500
Frontier Communications Corp., 8.125%, 10/01/2018	1,030,000	1,109,825
Frontier Communications Corp., 6.25%, 9/15/2021	1,995,000	1,855,350
Frontier Communications Corp., 7.125%, 1/15/2023	2,955,000	2,615,175
Frontier Communications Corp., 11%, 9/15/2025 (n)	4,035,000	4,075,350
Frontier Communications Corp., 9%, 8/15/2031	2,535,000	2,176,931
Telecom Italia Capital, 6%, 9/30/2034	1,515,000	1,496,063
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	4,255,000	4,447,539

		$25,807,033
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022	$5,520,000	$4,526,400
Pacific Drilling S.A., 5.375%, 6/01/2020 (n)	3,100,000	939,300
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/2019 (n)	2,655,000	1,712,475

		$7,178,175
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$3,725,000	$3,655,156
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,470,000	5,333,250

		$8,988,406
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,895,000	$4,840,316
UBS AG, 6.875%, 12/29/2049	3,720,000	3,590,358

		$8,430,674
Pharmaceuticals - 2.1%
Capsugel S.A., 7%, 5/15/2019 (n)(p)	$1,475,000	$1,486,063
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	2,265,000	2,222,531
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)	5,945,000	6,153,075
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,440,000	3,246,500
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,410,000	1,272,525
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	7,435,000	6,840,200
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	3,850,000	3,397,625
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,376,000	1,169,600
Vantage Point Imaging, 7.5%, 7/15/2021 (n)	2,850,000	2,607,750
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	2,650,000	2,219,375

		$30,615,244
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,635,000	$5,184,200

Printing & Publishing - 1.2%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$7,230,000	$7,374,600
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,685,000	2,792,400
TEGNA, Inc., 5.125%, 7/15/2020	1,645,000	1,712,856
TEGNA, Inc., 4.875%, 9/15/2021 (n)	2,120,000	2,162,400
TEGNA, Inc., 6.375%, 10/15/2023	3,430,000	3,704,400

		$17,746,656

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$3,435,000	$3,559,519
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	4,305,000	4,520,250

		$8,079,769

Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,325,000	$7,691,250
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,205,000	5,348,137

		$13,039,387
Retailers - 2.1%
Best Buy Co., Inc., 5.5%, 3/15/2021	$5,055,000	$5,396,212
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,183,000	3,764,700
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)	6,665,000	7,116,887
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	6,100,000	5,307,000
Rite Aid Corp., 9.25%, 3/15/2020	1,660,000	1,759,932
Rite Aid Corp., 6.75%, 6/15/2021	1,490,000	1,571,950
Rite Aid Corp., 6.125%, 4/01/2023 (n)	3,675,000	3,916,190
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,400,000	1,494,500

		$30,327,371
Specialty Chemicals - 0.8%
Chemtura Corp., 5.75%, 7/15/2021	$6,565,000	$6,532,175
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,250,000	5,223,750

		$11,755,925
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,310,000	$5,429,475
Group 1 Automotive, Inc., 5%, 6/01/2022	6,620,000	6,553,800
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,530,000	4,745,175

		$16,728,450

Telecommunications - Wireless - 4.6%
Altice S.A., 7.75%, 5/15/2022 (n)	$1,700,000	$1,695,750
Crown Castle International Corp., 5.25%, 1/15/2023	4,270,000	4,739,700
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	2,860,000	2,609,750
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,189,000	1,781,299
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	5,757,000	5,192,094
Sprint Capital Corp., 6.875%, 11/15/2028	4,745,000	3,523,162
Sprint Corp., 7.875%, 9/15/2023	6,860,000	5,350,800
Sprint Corp., 7.125%, 6/15/2024	8,525,000	6,393,750
Sprint Corp., 7%, 8/15/2020	950,000	788,500
Sprint Nextel Corp., 9%, 11/15/2018 (n)	2,120,000	2,241,900
Sprint Nextel Corp., 6%, 11/15/2022	3,950,000	2,905,265
T-Mobile USA, Inc., 6.125%, 1/15/2022	1,065,000	1,120,252
T-Mobile USA, Inc., 6.5%, 1/15/2024	2,280,000	2,428,200
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,760,000	1,795,200
T-Mobile USA, Inc., 6.25%, 4/01/2021	7,105,000	7,406,962
T-Mobile USA, Inc., 6.633%, 4/28/2021	3,350,000	3,530,063
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,610,000	3,826,600
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	2,995,000	2,858,728
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	6,555,000	5,833,950

		$66,021,925

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024 (n)	$2,690,000	$2,730,350
Level 3 Financing, Inc., 5.375%, 5/01/2025	5,265,000	5,357,137

		$8,087,487
Transportation - Services - 1.3%
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)	$4,585,000	$2,888,550
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	3,479,000	2,861,478
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	3,945,000	1,587,863
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,007,000	606,718
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	3,320,000	2,722,400
Stena AB, 7%, 2/01/2024 (n)	6,510,000	5,533,500
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	3,300,000	2,541,000
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021	953,000	185,835

		$18,927,344
Utilities - Electric Power - 2.2%
Calpine Corp., 5.5%, 2/01/2024	$4,015,000	$4,055,150
Covanta Holding Corp., 7.25%, 12/01/2020	4,425,000	4,590,938
Covanta Holding Corp., 6.375%, 10/01/2022	2,485,000	2,559,550
Covanta Holding Corp., 5.875%, 3/01/2024	2,340,000	2,316,600
Dynegy, Inc., 7.375%, 11/01/2022	4,475,000	4,420,315
NRG Energy, Inc., 8.25%, 9/01/2020	4,950,000	5,123,250
NRG Energy, Inc., 6.625%, 3/15/2023	4,715,000	4,632,488
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)	4,297,000	3,749,132

		$31,447,423
Total Bonds		$1,316,421,445

Floating Rate Loans (g)(r) - 2.7%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$3,487,203	$3,480,664

Building - 0.3%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020	$3,705,464	$3,707,780

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$2,557,974	$2,551,579

Consumer Services - 0.2%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020	$2,726,920	$2,725,215

Containers - 0.2%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021	$2,402,817	$2,404,019

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,478,784	$1,482,481

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/25/2020	$3,000,168	$3,007,293

Medical & Health Technology & Services - 0.2%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,678,861	$3,688,058

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan B, 3%, 1/31/2021	$2,462,139	$2,448,802

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Floating Rate Loans (g)(r) - continued
Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/2021	$1,149,016	$1,150,452

Transportation - Services - 0.5%
Commercial Barge Line Co., Term Loan B, 9.75%, 11/12/2020	$7,861,869	$6,800,517

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/2020	$4,630,080	$4,539,409
Total Floating Rate Loans		$37,986,269

Common Stocks - 0.7%
Automotive - 0.0%
Accuride Corp. (a)	65,068	$105,410

Special Products & Services - 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	122,010	$10,230,538
Total Common Stocks		$10,335,948

	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	3,594	$12,974

Money Market Funds - 4.2%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)			59,665,049	$59,665,049
Total Investments				$1,424,421,685

Other Assets, Less Liabilities - 0.4%				6,314,679
Net Assets - 100.0%				$1,430,736,364

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $512,923,851 representing 35.9% of net assets.
(p)	Payment-in-kind security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

11

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023	4/29/16	$460,000	$460,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024	4/29/16	940,000	940,000
CW Capital Cobalt Commercial Mortgage Trust, “F”, CDO, FRN, 0%, 4/26/2050	4/12/06-4/28/16	657,150	7
CW Capital Cobalt Commercial Mortgage Trust, “G”, CDO, FRN, 0%, 4/26/2050	4/12/06-4/28/16	2,054,697	21
Falcon Franchise Loan LLC, FRN, 54.063%, 1/05/2025	1/29/03	5,925	16,828
Morgan Stanley Capital I, Inc., FRN, 1.404%, 4/28/2039	7/20/04	269,378	20,190
Total Restricted Securities			$1,437,046
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	2,488,013	7/15/16	$2,838,835	$2,855,542	$(16,707)

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	114	$14,827,125	June - 2016	$64,602

At April 30, 2016, the fund had cash collateral of $142,500 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

4/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

13

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,348,922	$—	$—	$10,348,922
U.S. Corporate Bonds	—	1,118,916,209	—	1,118,916,209
Commercial Mortgage-Backed Securities	—	302,400	—	302,400
Asset-Backed Securities (including CDOs)	—	28	—	28
Foreign Bonds	—	197,202,808	—	197,202,808
Floating Rate Loans	—	37,986,269	—	37,986,269
Mutual Funds	59,665,049	—	—	59,665,049
Total Investments	$70,013,971	$1,354,407,714	$—	$1,424,421,685

Other Financial Instruments
Futures Contracts	$64,602	$—	$—	$64,602
Forward Foreign Currency Exchange Contracts	—	(16,707)	—	(16,707)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,517,255,706
Gross unrealized appreciation	20,319,358
Gross unrealized depreciation	(113,153,379)
Net unrealized appreciation (depreciation)	$(92,834,021)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	43,971,779	74,844,937	(59,151,667)	59,665,049

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,099	$59,665,049

14

QUARTERLY REPORT

April 30, 2016

MFS® HIGH YIELD POOLED PORTFOLIO

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 92.9%
Aerospace - 1.7%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021	$7,220,000	$7,617,100
Bombardier, Inc., 6.125%, 1/15/2023 (n)	4,160,000	3,619,200
Bombardier, Inc., 7.5%, 3/15/2025 (n)	2,655,000	2,376,225
CPI International, Inc., 8.75%, 2/15/2018	5,895,000	5,777,100
TransDigm, Inc., 6%, 7/15/2022	875,000	885,675
TransDigm, Inc., 6.5%, 7/15/2024	4,315,000	4,347,363

		$24,622,663
Apparel Manufacturers - 0.4%
Hanesbrands, Inc., 6.375%, 12/15/2020	$2,250,000	$2,328,750
PVH Corp., 4.5%, 12/15/2022	3,740,000	3,866,225

		$6,194,975
Automotive - 2.3%
Accuride Corp., 9.5%, 8/01/2018	$6,190,000	$5,276,975
Gates Global LLC, 6%, 7/15/2022 (n)	1,635,000	1,422,450
Goodyear Tire & Rubber Co., 6.5%, 3/01/2021	6,790,000	7,150,719
Goodyear Tire & Rubber Co., 7%, 5/15/2022	1,110,000	1,198,800
Lear Corp., 4.75%, 1/15/2023	4,230,000	4,378,050
Lear Corp., 5.25%, 1/15/2025	2,150,000	2,284,375
Schaeffler Finance B.V., 6.875%, 8/15/2018 (n)(p)	1,165,479	1,200,443
Schaeffler Finance B.V., 4.75%, 5/15/2021 (n)	2,175,000	2,234,812
Schaeffler Holding Finance B.V., 6.25%, 11/15/2019 (n)(p)	2,525,000	2,632,313
ZF North America Capital, Inc., 4.5%, 4/29/2022 (n)	3,825,000	3,915,767
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	2,215,000	2,245,456

		$33,940,160
Broadcasting - 2.2%
Activision Blizzard, Inc., 6.125%, 9/15/2023 (n)	$4,465,000	$4,861,269
AMC Networks, Inc., 5%, 4/01/2024	2,005,000	2,007,506
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/2022	745,000	722,650
Clear Channel Worldwide Holdings, Inc., “B”, 7.625%, 3/15/2020	2,620,000	2,428,426
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/2022	3,490,000	3,507,450
iHeartMedia, Inc., 9%, 3/01/2021	4,793,000	3,391,047
Liberty Media Corp., 8.5%, 7/15/2029	2,790,000	2,908,575
Liberty Media Corp., 8.25%, 2/01/2030	1,215,000	1,260,562
Netflix, Inc., 5.375%, 2/01/2021	3,335,000	3,526,763
Netflix, Inc., 5.875%, 2/15/2025	2,335,000	2,447,080
Nexstar Broadcasting, Inc., 6.875%, 11/15/2020	5,005,000	5,242,738

		$32,304,066
Building - 3.3%
Allegion PLC, 5.875%, 9/15/2023	$2,530,000	$2,681,800
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/2021	6,080,000	6,353,600
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023	3,580,000	3,803,750
Building Materials Corp. of America, 5.375%, 11/15/2024 (n)	2,895,000	3,018,038
Building Materials Corp. of America, 6%, 10/15/2025 (n)	3,845,000	4,142,988
CEMEX S.A.B. de C.V., 5.7%, 1/11/2025	2,160,000	2,079,000
Cimpor Financial Operations B.V., 5.75%, 7/17/2024	1,071,000	812,568
Gibraltar Industries, Inc., 6.25%, 2/01/2021	4,675,000	4,745,125
HD Supply, Inc, 5.75%, 4/15/2024 (n)	1,590,000	1,667,513
HD Supply, Inc., 7.5%, 7/15/2020	5,785,000	6,139,331
Headwaters, Inc., 7.25%, 1/15/2019	3,040,000	3,131,200

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - continued
PriSo Acquisition Corp., 9%, 5/15/2023 (n)	$5,265,000	$4,685,850
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023	4,945,000	4,982,088

		$48,242,851
Business Services - 1.5%
Equinix, Inc., 4.875%, 4/01/2020	$3,450,000	$3,591,450
Equinix, Inc., 5.375%, 1/01/2022	2,265,000	2,366,925
Equinix, Inc., 5.375%, 4/01/2023	2,605,000	2,722,225
Iron Mountain, Inc., REIT, 6%, 10/01/2020 (n)	2,080,000	2,199,600
Iron Mountain, Inc., REIT, 6%, 8/15/2023	5,400,000	5,737,500
NeuStar, Inc., 4.5%, 1/15/2023	5,390,000	4,419,800

		$21,037,500
Cable TV - 6.0%
Altice Financing S.A., 6.625%, 2/15/2023 (n)	$6,955,000	$6,877,104
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 6/01/2020	705,000	731,085
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/2021	7,010,000	7,253,948
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2023 (n)	4,385,000	4,472,700
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024	5,925,000	6,213,844
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)	1,325,000	1,356,469
Cequel Communications Holdings, 6.375%, 9/15/2020 (n)	5,575,000	5,707,573
DISH DBS Corp., 6.75%, 6/01/2021	3,960,000	4,079,632
DISH DBS Corp., 5%, 3/15/2023	2,750,000	2,516,250
DISH DBS Corp., 5.875%, 11/15/2024	1,190,000	1,116,815
Intelsat Jackson Holdings S.A., 7.25%, 4/01/2019	2,850,000	2,337,000
Intelsat Jackson Holdings S.A., 6.625%, 12/15/2022	4,895,000	3,169,512
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023	5,045,000	3,187,809
Intelsat Jackson Holdings S.A., 8%, 2/15/2024 (n)	1,255,000	1,298,925
Intelsat Luxembourg S.A., 8.125%, 6/01/2023	4,530,000	1,483,575
LGE Holdco VI B.V., 7.125%, 5/15/2024 (n)	1,895,000	2,379,262
Lynx I Corp., 5.375%, 4/15/2021 (n)	1,251,000	1,307,295
Lynx II Corp., 6.375%, 4/15/2023 (n)	2,530,000	2,605,900
Neptune Finco Corp., 10.875%, 10/15/2025 (n)	3,165,000	3,521,063
SIRIUS XM Radio, Inc., 4.25%, 5/15/2020 (n)	860,000	876,125
SIRIUS XM Radio, Inc., 5.875%, 10/01/2020 (n)	395,000	409,812
SIRIUS XM Radio, Inc., 4.625%, 5/15/2023 (n)	2,495,000	2,470,050
SIRIUS XM Radio, Inc., 6%, 7/15/2024 (n)	2,740,000	2,890,974
SIRIUS XM Radio, Inc., 5.375%, 4/15/2025 (n)	2,570,000	2,627,825
Unitymedia Hessen, 5.5%, 1/15/2023 (n)	4,480,000	4,642,400
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)	2,960,000	3,048,800
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)	1,230,000	1,239,225
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)	3,860,000	3,871,117
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)	2,750,000	2,722,500

		$86,414,589
Chemicals - 2.5%
Flash Dutch 2 B.V./U.S. Coatings Acquisition, 7.375%, 5/01/2021 (n)	$4,210,000	$4,452,075
GCP Applied Technologies Co., 9.5%, 2/01/2023 (n)	3,160,000	3,460,200
Hexion U.S. Finance Corp., 6.625%, 4/15/2020	2,280,000	1,909,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/2018	2,915,000	2,259,125
INEOS Group Holdings S.A., 6.125%, 8/15/2018 (n)	2,755,000	2,789,438
Momentive Performance Materials, Inc., 3.88%, 10/24/2021	2,875,000	2,199,375
The Chemours Co., 6.625%, 5/15/2023 (n)	3,790,000	3,316,250
Tronox Finance LLC, 6.375%, 8/15/2020	6,240,000	5,307,900
Tronox Finance LLC, 7.5%, 3/15/2022 (n)	5,010,000	4,158,300

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Chemicals - continued
W.R. Grace & Co., 5.125%, 10/01/2021 (n)	$5,590,000	$5,852,730

		$35,704,893
Computer Software - 0.4%
Syniverse Holdings, Inc., 9.125%, 1/15/2019	$1,150,000	$569,250
VeriSign, Inc., 4.625%, 5/01/2023	5,340,000	5,486,850

		$6,056,100
Computer Software - Systems - 1.0%
CDW LLC/CDW Finance Corp., 6%, 8/15/2022	$1,710,000	$1,830,777
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024	2,640,000	2,778,600
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)	6,230,000	6,339,025
Western Digital Corp., 10.5%, 4/01/2024 (n)	3,710,000	3,607,975

		$14,556,377
Conglomerates - 2.6%
Accudyne Industries Borrower S.C.A., 7.75%, 12/15/2020 (n)	$2,995,000	$2,463,388
Amsted Industries Co., 5%, 3/15/2022 (n)	6,730,000	6,713,175
BC Mountain LLC, 7%, 2/01/2021 (n)	6,390,000	5,751,000
EnerSys, 5%, 4/30/2023 (n)	7,470,000	7,432,650
Enpro Industries, Inc., 5.875%, 9/15/2022	5,560,000	5,796,300
Entegris, Inc., 6%, 4/01/2022 (n)	4,685,000	4,825,550
Renaissance Acquisition, 6.875%, 8/15/2021 (n)	5,775,000	4,937,625

		$37,919,688
Construction - 0.1%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)	$2,120,000	$508,800
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(n)(d)	1,723,000	396,290

		$905,090
Consumer Products - 1.3%
Alphabet Holding Co., Inc., 7.75%, 11/01/2017	$1,635,000	$1,654,620
Elizabeth Arden, Inc., 7.375%, 3/15/2021	2,245,000	1,549,050
NBTY, Inc., 7.625%, 5/15/2021 (n)	3,800,000	3,885,500
Prestige Brands, Inc., 5.375%, 12/15/2021 (n)	3,800,000	3,885,500
Spectrum Brands, Inc., 6.375%, 11/15/2020	2,630,000	2,775,360
Spectrum Brands, Inc., 6.125%, 12/15/2024	1,065,000	1,138,219
Spectrum Brands, Inc., 5.75%, 7/15/2025	2,185,000	2,317,520
Sun Products Corp., 7.75%, 3/15/2021 (n)	2,275,000	2,144,187

		$19,349,956
Consumer Services - 2.4%
ADT Corp., 6.25%, 10/15/2021	$8,105,000	$8,384,785
ADT Corp., 4.125%, 6/15/2023	1,360,000	1,264,800
CEB, Inc., 5.625%, 6/15/2023 (n)	3,575,000	3,583,937
Garda World Security Corp., 7.25%, 11/15/2021 (n)	2,330,000	1,881,475
Garda World Security Corp., 7.25%, 11/15/2021 (n)	4,540,000	3,666,050
Interval Acquisition Corp., 5.625%, 4/15/2023 (n)	8,300,000	8,466,000
Monitronics International, Inc., 9.125%, 4/01/2020	4,800,000	4,092,000
Service Corp. International, 5.375%, 5/15/2024	3,235,000	3,445,275

		$34,784,322
Containers - 4.2%
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023 (Put Date 4/29/2016) (z)	$465,000	$465,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024 (Put Date 4/29/2016) (z)	970,000	970,000
Ardagh Packaging Finance PLC, 7%, 11/15/2020 (n)	317,647	300,176

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Containers - continued
Ardagh Packaging Finance PLC, 9.125%, 10/15/2020 (n)	$5,380,000	$5,655,725
Ball Corp., 5%, 3/15/2022	3,365,000	3,525,174
Berry Plastics Group, Inc., 5.5%, 5/15/2022	6,035,000	6,227,366
Berry Plastics Group, Inc., 6%, 10/15/2022 (n)	1,545,000	1,614,525
Crown American LLC, 4.5%, 1/15/2023	5,248,000	5,352,960
Multi-Color Corp., 6.125%, 12/01/2022 (n)	4,950,000	5,061,375
Mustang Merger Corp., 8.5%, 8/15/2021 (n)	110,000	114,950
Plastipak Holdings, Inc., 6.5%, 10/01/2021 (n)	5,282,000	5,361,230
Reynolds Group, 9.875%, 8/15/2019	598,000	618,183
Reynolds Group, 5.75%, 10/15/2020	2,550,000	2,645,625
Reynolds Group, 8.25%, 2/15/2021	7,985,000	8,264,475
Sealed Air Corp., 4.875%, 12/01/2022 (n)	4,940,000	5,143,775
Sealed Air Corp., 5.125%, 12/01/2024 (n)	2,215,000	2,320,213
Signode Industrial Group, 6.375%, 5/01/2022 (n)	6,615,000	6,449,625

		$60,090,377
Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/2021 (n)	$2,350,000	$505,250

Electronics - 1.6%
Advanced Micro Devices, Inc., 6.75%, 3/01/2019	$2,755,000	$2,321,087
Advanced Micro Devices, Inc., 7%, 7/01/2024	2,250,000	1,693,125
Micron Technology, Inc., 5.875%, 2/15/2022	3,730,000	3,291,725
Micron Technology, Inc., 5.5%, 2/01/2025	2,715,000	2,199,150
NXP B.V., 5.75%, 2/15/2021 (n)	1,645,000	1,723,138
NXP B.V., 5.75%, 3/15/2023 (n)	5,390,000	5,699,925
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	3,185,000	3,328,325
Sensata Technologies B.V., 5%, 10/01/2025 (n)	2,270,000	2,281,350

		$22,537,825
Energy - Independent - 4.2%
Baytex Energy Corp., 5.625%, 6/01/2024 (n)	$2,275,000	$1,729,000
Bonanza Creek Energy, Inc., 6.75%, 4/15/2021	4,265,000	1,674,012
Bonanza Creek Energy, Inc., 5.75%, 2/01/2023	1,305,000	482,850
Chaparral Energy, Inc., 7.625%, 11/15/2022 (d)	6,970,000	2,091,000
Chesapeake Energy Corp., 5.75%, 3/15/2023	4,805,000	2,690,800
Concho Resources, Inc., 5.5%, 4/01/2023	6,430,000	6,478,225
EP Energy LLC, 9.375%, 5/01/2020	3,425,000	2,232,689
EP Energy LLC, 7.75%, 9/01/2022	5,050,000	2,929,000
Halcon Resources Corp., 8.875%, 5/15/2021	4,215,000	906,225
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/2020 (a)(d)	2,670,000	267,000
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/2021	3,479,000	295,715
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/2021	2,320,000	203,000
Northern Blizzard Resources, Inc., 7.25%, 2/01/2022 (n)	2,211,000	1,934,625
Oasis Petroleum, Inc., 6.875%, 3/15/2022	5,005,000	4,466,962
QEP Resources, Inc., 5.25%, 5/01/2023	8,165,000	7,675,100
Range Resources Corp., 4.875%, 5/15/2025	2,890,000	2,676,863
RSP Permian, Inc., 6.625%, 10/01/2022	4,410,000	4,553,325
Sanchez Energy Corp., 6.125%, 1/15/2023	7,155,000	5,348,362
SM Energy Co., 6.5%, 11/15/2021	4,550,000	4,231,500
SM Energy Co., 6.125%, 11/15/2022	3,620,000	3,276,100
WPX Energy, Inc., 6%, 1/15/2022	4,580,000	4,122,000

		$60,264,353

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Energy - Integrated - 0.1%
Cenovus Energy, Inc., 6.75%, 11/15/2039	$1,615,000	$1,568,331

Entertainment - 1.7%
Carmike Cinemas, Inc., 6%, 6/15/2023 (n)	$2,180,000	$2,305,350
Cedar Fair LP, 5.25%, 3/15/2021	5,965,000	6,218,632
Cedar Fair LP, 5.375%, 6/01/2024	1,785,000	1,863,094
Cinemark USA, Inc., 5.125%, 12/15/2022	2,445,000	2,530,575
Cinemark USA, Inc., 4.875%, 6/01/2023	3,010,000	2,987,756
NCL Corp. Ltd., 5.25%, 11/15/2019 (n)	4,105,000	4,217,888
Six Flags Entertainment Corp., 5.25%, 1/15/2021 (n)	4,915,000	5,087,025

		$25,210,320
Financial Institutions - 5.2%
Aircastle Ltd., 4.625%, 12/15/2018	$3,340,000	$3,456,900
Aircastle Ltd., 5.125%, 3/15/2021	2,295,000	2,426,963
Aircastle Ltd., 5.5%, 2/15/2022	2,620,000	2,787,025
CIT Group, Inc., 5.25%, 3/15/2018	5,335,000	5,501,719
CIT Group, Inc., 6.625%, 4/01/2018 (n)	4,776,000	5,032,710
CIT Group, Inc., 5.5%, 2/15/2019 (n)	5,607,000	5,873,333
CIT Group, Inc., 5%, 8/15/2022	1,885,000	1,974,538
Credit Acceptance Corp., 6.125%, 2/15/2021	666,000	634,365
Credit Acceptance Corp., 7.375%, 3/15/2023	2,930,000	2,776,175
Icahn Enterprises LP, 6%, 8/01/2020	3,910,000	3,900,616
Icahn Enterprises LP, 5.875%, 2/01/2022	6,850,000	6,533,187
Lincoln Finance Ltd., 7.375%, 4/15/2021 (n)	3,570,000	3,797,588
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/2018	4,045,000	3,943,875
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/2020	7,005,000	6,724,800
Navient Corp., 8%, 3/25/2020	7,300,000	7,665,000
Navient Corp., 5.875%, 3/25/2021	1,975,000	1,866,375
Navient Corp., 7.25%, 1/25/2022	5,685,000	5,599,725
Navient Corp., 6.125%, 3/25/2024	2,850,000	2,552,175
PHH Corp., 6.375%, 8/15/2021	3,250,000	2,811,250

		$75,858,319
Food & Beverages - 1.0%
Darling Ingredients, Inc., 5.375%, 1/15/2022	$4,230,000	$4,409,775
JBS USA LLC/JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)	1,450,000	1,348,500
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024 (n)	2,850,000	3,013,875
Sun Merger Sub, Inc., 5.875%, 8/01/2021 (n)	5,380,000	5,608,650

		$14,380,800
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/2020 (n)	$4,245,000	$2,090,662
Tembec Industries, Inc., 9%, 12/15/2019 (n)	2,760,000	1,987,200

		$4,077,862
Gaming & Lodging - 3.5%
Boyd Gaming Corp., 6.375%, 4/01/2026 (n)	$1,575,000	$1,610,438
CCM Merger, Inc., 9.125%, 5/01/2019 (n)	4,878,000	5,085,315
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	5,715,000	5,950,744
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	750,000	781,875
Greektown Holdings LLC, 8.875%, 3/15/2019 (n)	5,100,000	5,278,500
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/2021	6,575,000	6,848,191
Isle of Capri Casinos, Inc., 8.875%, 6/15/2020	1,110,000	1,166,888
Isle of Capri Casinos, Inc., 5.875%, 3/15/2021	5,520,000	5,754,600

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Resorts International, 6.625%, 12/15/2021	$4,865,000	$5,181,225
MGM Resorts International, 6%, 3/15/2023	5,340,000	5,546,925
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021	6,105,000	6,303,413
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023	1,395,000	1,433,363

		$50,941,477
Industrial - 1.2%
Anixter, Inc., 5.125%, 10/01/2021	$3,975,000	$4,014,750
Dematic S.A., 7.75%, 12/15/2020 (n)	8,155,000	8,053,062
Howard Hughes Corp., 6.875%, 10/01/2021 (n)	5,885,000	5,958,562

		$18,026,374
Insurance - Health - 0.3%
Centene Escrow Corp., 5.625%, 2/15/2021 (n)	$2,105,000	$2,215,513
Centene Escrow Corp., 6.125%, 2/15/2024 (n)	2,105,000	2,220,775

		$4,436,288
Machinery & Tools - 1.4%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)	$4,700,000	$4,888,000
CNH Industrial Capital LLC, 4.375%, 11/06/2020	5,580,000	5,545,125
H&E Equipment Services Co., 7%, 9/01/2022	5,800,000	5,858,000
Jurassic Holdings III, Inc., 6.875%, 2/15/2021 (n)	3,345,000	2,249,512
Light Tower Rentals, Inc., 8.125%, 8/01/2019 (n)	3,930,000	2,299,050

		$20,839,687
Major Banks - 2.1%
Bank of America Corp., FRN, 6.3%, 12/29/2049	$1,905,000	$1,995,488
Bank of America Corp., FRN, 6.1%, 12/29/2049	13,320,000	13,328,325
Barclays Bank PLC, 7.625%, 11/21/2022	1,695,000	1,847,550
JPMorgan Chase & Co., 6% to 8/01/2023, FRN to 12/29/2049	7,240,000	7,403,624
Royal Bank of Scotland Group PLC, 7.5% to 8/10/2020, FRN to 12/29/2049	6,305,000	5,879,412

		$30,454,399
Medical & Health Technology & Services - 5.8%
CHS/Community Health Systems, Inc., 6.875%, 2/01/2022	$10,050,000	$9,095,250
Davita Healthcare Partners, Inc., 5%, 5/01/2025	5,210,000	5,210,000
Davita, Inc., 5.125%, 7/15/2024	3,100,000	3,154,932
HCA, Inc., 4.25%, 10/15/2019	5,320,000	5,532,800
HCA, Inc., 7.5%, 2/15/2022	7,040,000	7,972,800
HCA, Inc., 5.875%, 3/15/2022	5,160,000	5,637,300
HCA, Inc., 5%, 3/15/2024	2,340,000	2,421,900
HCA, Inc., 5.375%, 2/01/2025	3,500,000	3,578,750
HCA, Inc., 5.875%, 2/15/2026	3,270,000	3,392,625
HealthSouth Corp., 5.125%, 3/15/2023	5,730,000	5,744,325
HealthSouth Corp., 5.75%, 11/01/2024	3,470,000	3,582,775
LifePoint Hospitals, Inc., 5.5%, 12/01/2021	2,185,000	2,272,400
Quorum Health Corp., 11.625%, 4/15/2023 (n)	3,855,000	3,777,900
Tenet Healthcare Corp., 8%, 8/01/2020	9,080,000	9,352,400
Tenet Healthcare Corp., 4.5%, 4/01/2021	2,610,000	2,642,625
Tenet Healthcare Corp., 8.125%, 4/01/2022	3,015,000	3,128,062
Tenet Healthcare Corp., 6.75%, 6/15/2023	3,275,000	3,234,062
Universal Health Services, Inc., 7.625%, 8/15/2020	4,290,000	4,006,002

		$83,736,908

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Medical Equipment - 1.2%
Alere, Inc., 6.375%, 7/01/2023 (n)	$3,485,000	$3,554,700
DJO Finco, Inc., 8.125%, 6/15/2021 (n)	4,115,000	3,600,625
Hologic, Inc., 5.25%, 7/15/2022 (n)	5,190,000	5,436,525
Teleflex, Inc., 5.25%, 6/15/2024	4,750,000	4,940,000

		$17,531,850
Metals & Mining - 3.7%
Century Aluminum Co., 7.5%, 6/01/2021 (n)	$4,715,000	$4,337,800
Commercial Metals Co., 4.875%, 5/15/2023	4,263,000	3,879,330
Consol Energy, Inc., 5.875%, 4/15/2022	4,225,000	3,517,312
Consol Energy, Inc., 8%, 4/01/2023	4,265,000	3,635,912
Constellium N.V., 7.875%, 4/01/2021 (n)	2,025,000	2,085,750
First Quantum Minerals Ltd., 7.25%, 10/15/2019 (n)	6,352,000	5,399,200
First Quantum Minerals Ltd., 7.25%, 5/15/2022 (n)	2,005,000	1,573,925
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023	3,380,000	2,830,750
Freeport-McMoRan, Inc., 5.45%, 3/15/2043	2,385,000	1,788,750
GrafTech International Co., 6.375%, 11/15/2020	5,185,000	3,460,987
Hudbay Minerals, Inc., 9.5%, 10/01/2020	4,270,000	3,629,500
Kaiser Aluminum Corp., 5.875%, 5/15/2024 (n)	1,905,000	1,950,244
Lundin Mining Corp., 7.5%, 11/01/2020 (n)	1,785,000	1,802,850
Lundin Mining Corp., 7.875%, 11/01/2022 (n)	1,735,000	1,756,688
Steel Dynamics, Inc., 5.125%, 10/01/2021	1,725,000	1,763,813
Steel Dynamics, Inc., 5.25%, 4/15/2023	970,000	984,550
Steel Dynamics, Inc., 5.5%, 10/01/2024	2,725,000	2,769,281
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/2020	5,255,000	4,020,075
Suncoke Energy, Inc., 7.625%, 8/01/2019	472,000	451,940
TMS International Corp., 7.625%, 10/15/2021 (n)	3,595,000	2,516,500

		$54,155,157
Midstream - 5.6%
AmeriGas Finance LLC, 6.75%, 5/20/2020	$7,080,000	$7,312,153
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)	3,845,000	3,402,825
Crestwood Midstream Partners LP, 6%, 12/15/2020	2,690,000	2,548,775
Crestwood Midstream Partners LP, 6.125%, 3/01/2022	2,930,000	2,673,625
Energy Transfer Equity LP, 7.5%, 10/15/2020	9,005,000	9,072,537
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/2021	2,080,000	1,981,200
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/2022	6,820,000	6,530,150
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	10,812,000	11,647,378
MPLX LP, 5.5%, 2/15/2023 (n)	3,370,000	3,361,383
MPLX LP, 4.5%, 7/15/2023 (n)	4,924,000	4,780,372
Sabine Pass Liquefaction LLC, 5.625%, 2/01/2021	5,880,000	5,843,250
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	7,800,000	7,644,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	1,705,000	1,649,587
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	3,104,000	3,026,400
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/2021	2,135,000	1,942,850
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/2022	2,485,000	2,012,850
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/2018	1,680,000	1,689,442
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/2019	2,555,000	2,478,350
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023	1,305,000	1,252,800

		$80,849,927
Network & Telecom - 1.8%
Centurylink, Inc., 6.45%, 6/15/2021	$4,305,000	$4,391,100
Centurylink, Inc., 7.65%, 3/15/2042	4,835,000	4,109,750
Frontier Communications Corp., 8.125%, 10/01/2018	1,270,000	1,368,425

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - continued
Frontier Communications Corp., 6.25%, 9/15/2021	$1,590,000	$1,478,700
Frontier Communications Corp., 7.125%, 1/15/2023	3,390,000	3,000,150
Frontier Communications Corp., 11%, 9/15/2025 (n)	3,655,000	3,691,550
Frontier Communications Corp., 9%, 8/15/2031	2,815,000	2,417,381
Telecom Italia Capital, 6%, 9/30/2034	2,180,000	2,152,750
Telecom Italia S.p.A., 5.303%, 5/30/2024 (n)	3,865,000	4,039,891

		$26,649,697
Oil Services - 0.5%
Bristow Group, Inc., 6.25%, 10/15/2022	$5,768,000	$4,729,760
Pacific Drilling S.A., 5.375%, 6/01/2020 (n)	3,140,000	951,420
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/2019 (n)	2,425,000	1,564,125

		$7,245,305
Oils - 0.6%
CITGO Holding, Inc., 10.75%, 2/15/2020 (n)	$3,780,000	$3,709,125
CITGO Petroleum Corp., 6.25%, 8/15/2022 (n)	5,445,000	5,308,875

		$9,018,000
Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/2019, FRN to 8/29/2049 (n)	$3,873,000	$4,812,977
UBS AG, 6.875%, 12/29/2049	3,830,000	3,696,524

		$8,509,501
Pharmaceuticals - 2.2%
Capsugel S.A., 7%, 5/15/2019 (n)(p)	$1,510,000	$1,521,325
Endo Finance LLC/Endo Finco, Inc., 6%, 7/15/2023 (n)	2,735,000	2,683,719
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/2022 (n)	5,835,000	6,039,225
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)	3,400,000	3,208,750
Mallinckrodt International Finance S.A., 5.5%, 4/15/2025 (n)	1,370,000	1,236,425
Valeant Pharmaceuticals International, Inc., 7%, 10/01/2020 (n)	7,040,000	6,476,800
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/2022 (n)	4,075,000	3,596,187
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)	1,475,000	1,253,750
Vantage Point Imaging, 7.5%, 7/15/2021 (n)	3,230,000	2,955,450
VRX Escrow Corp., 5.875%, 5/15/2023 (n)	3,235,000	2,709,312

		$31,680,943
Precious Metals & Minerals - 0.4%
Eldorado Gold Corp., 6.125%, 12/15/2020 (n)	$5,515,000	$5,073,800

Printing & Publishing - 1.3%
Nielsen Finance LLC, 5%, 4/15/2022 (n)	$8,015,000	$8,175,300
Outdoor Americas Capital LLC/Outfront Media Capital Corp., 5.625%, 2/15/2024	2,590,000	2,693,600
TEGNA, Inc., 5.125%, 7/15/2020	1,415,000	1,473,369
TEGNA, Inc., 4.875%, 9/15/2021 (n)	1,900,000	1,938,000
TEGNA, Inc., 6.375%, 10/15/2023	3,900,000	4,212,000

		$18,492,269
Real Estate - Healthcare - 0.6%
MPT Operating Partnership LP, REIT, 6.875%, 5/01/2021	$3,275,000	$3,393,719
MPT Operating Partnership LP, REIT, 6.375%, 2/15/2022	4,905,000	5,150,250

		$8,543,969
Real Estate - Other - 0.9%
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/2021	$7,260,000	$7,623,000
Felcor Lodging LP, REIT, 5.625%, 3/01/2023	5,115,000	5,255,663

		$12,878,663

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Retailers - 2.2%
Best Buy Co., Inc., 5.5%, 3/15/2021	$4,815,000	$5,140,013
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)	4,418,000	3,976,200
Family Tree Escrow LLC, 5.75%, 3/01/2023 (n)	6,865,000	7,330,447
Neiman Marcus Group Ltd., 8%, 10/15/2021 (n)	6,535,000	5,685,450
Rite Aid Corp., 9.25%, 3/15/2020	1,400,000	1,484,280
Rite Aid Corp., 6.75%, 6/15/2021	1,380,000	1,455,900
Rite Aid Corp., 6.125%, 4/01/2023 (n)	4,245,000	4,523,599
Sally Beauty Holdings, Inc., 5.625%, 12/01/2025	1,395,000	1,489,163

		$31,085,052
Specialty Chemicals - 0.9%
Chemtura Corp., 5.75%, 7/15/2021	$6,615,000	$6,581,925
Univar USA, Inc., 6.75%, 7/15/2023 (n)	5,705,000	5,676,475

		$12,258,400
Specialty Stores - 1.2%
Argos Merger Sub, Inc., 7.125%, 3/15/2023 (n)	$5,385,000	$5,506,162
Group 1 Automotive, Inc., 5%, 6/01/2022	7,030,000	6,959,700
Michaels Stores, Inc., 5.875%, 12/15/2020 (n)	4,705,000	4,928,488

		$17,394,350
Telecommunications - Wireless - 4.7%
Altice S.A., 7.75%, 5/15/2022 (n)	$1,750,000	$1,745,625
Crown Castle International Corp., 5.25%, 1/15/2023	4,465,000	4,956,150
Digicel Group Ltd., 8.25%, 9/30/2020 (n)	2,600,000	2,372,500
Digicel Group Ltd., 7.125%, 4/01/2022 (n)	2,231,000	1,815,476
Digicel Group Ltd., 6.75%, 3/01/2023 (n)	6,053,000	5,459,049
Sprint Capital Corp., 6.875%, 11/15/2028	3,690,000	2,739,825
Sprint Corp., 7.875%, 9/15/2023	6,620,000	5,163,600
Sprint Corp., 7.125%, 6/15/2024	10,250,000	7,687,500
Sprint Corp., 7%, 8/15/2020	925,000	767,750
Sprint Nextel Corp., 9%, 11/15/2018 (n)	1,745,000	1,845,338
Sprint Nextel Corp., 6%, 11/15/2022	4,585,000	3,372,313
T-Mobile USA, Inc., 6.125%, 1/15/2022	475,000	499,643
T-Mobile USA, Inc., 6.5%, 1/15/2024	3,035,000	3,232,275
T-Mobile USA, Inc., 6.464%, 4/28/2019	1,465,000	1,494,300
T-Mobile USA, Inc., 6.25%, 4/01/2021	9,000,000	9,382,500
T-Mobile USA, Inc., 6.633%, 4/28/2021	1,890,000	1,991,588
T-Mobile USA, Inc., 6.5%, 1/15/2026	3,600,000	3,816,000
Wind Acquisition Finance S.A., 4.75%, 7/15/2020 (n)	2,505,000	2,391,022
Wind Acquisition Finance S.A., 7.375%, 4/23/2021 (n)	7,745,000	6,893,050

		$67,625,504
Telephone Services - 0.6%
Level 3 Financing, Inc., 5.375%, 1/15/2024 (n)	$1,900,000	$1,928,500
Level 3 Financing, Inc., 5.375%, 5/01/2025	6,000,000	6,105,000

		$8,033,500
Transportation - Services - 1.4%
Jack Cooper Holdings Corp., 10.25%, 6/01/2020 (n)	$5,010,000	$3,156,300
Navios Maritime Acquisition Corp., 8.125%, 11/15/2021 (n)	3,487,000	2,868,057
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)	4,175,000	1,680,437
Navios South American Logistics, Inc., 7.25%, 5/01/2022	1,034,000	622,985
SPL Logistics Escrow LLC, 8.875%, 8/01/2020 (n)	3,600,000	2,952,000
Stena AB, 7%, 2/01/2024 (n)	7,225,000	6,141,250

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - continued
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)	$3,185,000	$2,452,450
Ultrapetrol Bahamas Ltd., 8.875%, 6/15/2021	786,000	153,270

		$20,026,749
Utilities - Electric Power - 2.2%
Calpine Corp., 5.5%, 2/01/2024	$4,885,000	$4,933,850
Covanta Holding Corp., 7.25%, 12/01/2020	4,290,000	4,450,875
Covanta Holding Corp., 6.375%, 10/01/2022	2,185,000	2,250,550
Covanta Holding Corp., 5.875%, 3/01/2024	2,475,000	2,450,250
Dynegy, Inc., 7.375%, 11/01/2022	4,610,000	4,553,666
NRG Energy, Inc., 8.25%, 9/01/2020	5,025,000	5,200,875
NRG Energy, Inc., 6.625%, 3/15/2023	4,945,000	4,858,462
TerraForm Power Operating Co., 5.875%, 2/01/2023 (n)	4,267,000	3,722,958

		$32,421,486
Total Bonds		$1,344,435,922

Floating Rate Loans (g)(r) - 2.6%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/2020	$3,660,373	$3,653,510

Building - 0.2%
ABC Supply Co., Inc., Term Loan B, 3.5%, 4/16/2020	$3,365,087	$3,367,190

Conglomerates - 0.2%
Entegris, Inc., Term Loan B, 3.5%, 4/30/2021	$2,775,185	$2,768,247

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/2020	$2,134,001	$2,132,667

Containers - 0.2%
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/2021	$2,874,741	$2,876,179

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/2020	$1,055,675	$1,058,315

Gaming & Lodging - 0.2%
Hilton Worldwide Finance LLC, Term Loan B, 3.5%, 10/25/2020	$2,836,642	$2,843,379

Medical & Health Technology & Services - 0.3%
DaVita Healthcare Partners, Inc., Term Loan B, 3.5%, 6/24/2021	$3,913,161	$3,922,944

Printing & Publishing - 0.2%
CBS Outdoor, Term Loan, 3%, 1/31/2021	$2,839,296	$2,823,915

Retailers - 0.1%
Rite Aid Corp., Term Loan, 4.87%, 6/21/2021	$937,940	$939,112

Transportation - Services - 0.5%
Commercial Barge Line Co., First Lien Term Loan, 9.75%, 11/12/2020	$8,137,325	$7,038,786

Utilities - Electric Power - 0.3%
Calpine Construction Finance Co., Term Loan B, 3%, 5/03/2020	$3,938,401	$3,861,275
Total Floating Rate Loans		$37,285,519

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 0.7%
Automotive - 0.0%
Accuride Corp. (a)	48,891	$79,203

Special Products & Services - 0.7%
iShares iBoxx $ High Yield Corporate Bond ETF	120,500	$10,103,925
Total Common Stocks		$10,183,128

Money Market Funds - 3.3%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	48,227,737	$48,227,737
Total Investments		$1,440,132,306

Other Assets, Less Liabilities - 0.5%		7,329,757
Net Assets - 100.0%		$1,447,462,063

(a)	Non-income producing security.
(d)	In default.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $523,334,204 representing 36.2% of net assets.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Ardagh Packaging Finance Holdings USA, 4.625%, 5/15/2023	4/29/16	$465,000	$465,000
Ardagh Packaging Finance Holdings USA, 7.25%, 5/15/2024	4/29/16	970,000	970,000
Total Restricted Securities			$1,435,000
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:

ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 4/30/16

Forward Foreign Currency Exchange Contracts at 4/30/16

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	EUR	Deutsche Bank AG	2,033,642	7/15/16	$2,320,395	$2,334,051	$(13,656)

11

Portfolio of Investments (unaudited) – continued

Futures Contracts at 4/30/16

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	91	$11,835,688	June - 2016	$51,568

At April 30, 2016, the fund had cash collateral of $113,750 to cover any commitments for certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

4/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$10,183,128	$—	$—	$10,183,128
U.S. Corporate Bonds	—	1,140,623,969	—	1,140,623,969
Foreign Bonds	—	203,811,953	—	203,811,953
Floating Rate Loans	—	37,285,519	—	37,285,519
Mutual Funds	48,227,737	—	—	48,227,737
Total Investments	$58,410,865	$1,381,721,441	$—	$1,440,132,306

Other Financial Instruments
Futures Contracts	$51,568	$—	$—	$51,568
Forward Foreign Currency Exchange Contracts	—	(13,656)	—	(13,656)

For further information regarding security characteristics, see the Portfolio of Investments.

13

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$1,510,298,332
Gross unrealized appreciation	24,220,231
Gross unrealized depreciation	(94,386,257)
Net unrealized appreciation (depreciation)	$(70,166,026)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	34,778,255	76,554,095	(63,104,613)	48,227,737

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$43,099	$48,227,737

14

QUARTERLY REPORT

April 30, 2016

MFS® MUNICIPAL HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.

Issuer	Shares/Par	Value ($)
Municipal Bonds - 99.1%
Alabama - 1.2%
Alexander City, AL, Special Care Facilities Financing Authority Medical Facilities Rev., “A” (Russell Hospital Corp.), 5.75%, 12/01/2036	$1,900,000	$1,914,383
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.5%, 6/01/2030	1,630,000	1,664,083
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2035	1,685,000	1,728,338
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 5.75%, 6/01/2045	2,445,000	2,492,653
Birmingham, AL, Special Care Facilities Financing Authority Rev. (Methodist Home for the Aging), 6%, 6/01/2050	2,565,000	2,645,105
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.25%, 2/01/2023	1,400,000	1,504,272
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2/01/2029	4,790,000	5,199,162
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 7%, 2/01/2036	1,505,000	1,639,050
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2028	1,700,000	1,710,013
Huntsville-Redstone Village, AL, Special Care Facilities Financing Authority (Redstone Village Project), 5.5%, 1/01/2043	1,560,000	1,565,070
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, 0%, 10/01/2025	65,000	46,399
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2026	805,000	542,787
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2029	1,130,000	619,782
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2034	1,620,000	624,899
Jefferson County, AL, Sewer Rev. Warrants, Capital Appreciation, Senior Lien, “B”, AGM, 0%, 10/01/2035	3,080,000	1,104,950
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2016	860,000	874,508
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2017	1,165,000	1,224,264
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2018	1,210,000	1,305,699
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2021	1,360,000	1,519,310
Jefferson County, AL, Sewer Rev. Warrants, Subordinate Lien, “D”, 5%, 10/01/2023	1,995,000	2,248,924
Pell City, AL, Special Care Facilities, Financing Authority Rev. (Noland Health Services, Inc.), 5%, 12/01/2039	1,670,000	1,837,935
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 6.25%, 11/01/2033	6,750,000	7,845,728
Selma, AL, Industrial Development Board Rev., Gulf Opportunity Zone (International Paper Co.), “A”, 5.375%, 12/01/2035	1,635,000	1,822,698

		$43,680,012
Alaska - 0.2%
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2030	$875,000	$991,856
Alaska Industrial Development & Export Authority Power Rev. (Snettisham Hydroelectric Project), 5%, 1/01/2031	1,270,000	1,434,249
Koyukuk, AK, Tanana Chiefs Conference, Healthcare Facilities Project, 7.75%, 10/01/2041	3,315,000	3,769,221

		$6,195,326
Arizona - 1.8%
Florence, AZ, Industrial Development Authority Education Rev. (Legacy Traditional School Project - Queen Creek & Casa Grande Campuses), 6%, 7/01/2043	$3,150,000	$3,473,190
Maricopa County, AZ, Pollution Control Rev. (El Paso Electric), “B”, 7.25%, 4/01/2040	1,790,000	2,086,138
Maricopa County, AZ, Pollution Control Rev. (Southern California Edison Co.), “A”, 5%, 6/01/2035	4,700,000	5,297,699
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	2,035,000	2,156,164
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2035	700,000	742,224
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2045	3,015,000	3,136,293
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Basis Schools Projects), “A”, 5%, 7/01/2046	1,735,000	1,804,400
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2036	815,000	906,785
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2041	660,000	723,499
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2046	1,235,000	1,347,805
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2035	1,430,000	1,501,815
Phoenix, AZ, Industrial Development Authority Education Facility Rev. (Legacy Traditional Schools Project), 5%, 7/01/2045	1,570,000	1,627,164
Phoenix, AZ, Industrial Development Authority Education Rev. (Choice Academies, Inc. Project), 5.625%, 9/01/2042	2,205,000	2,346,583
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2033	855,000	888,499
Phoenix, AZ, Industrial Development Authority Education Rev. (Eagle College Prep Project), 5%, 7/01/2043	1,715,000	1,757,875
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2034	6,355,000	7,027,105
Phoenix, AZ, Industrial Development Authority Education Rev. (Great Hearts Academies Project), “A”, 5%, 7/01/2044	3,970,000	4,304,671
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.5%, 7/01/2034	1,970,000	2,319,320

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Arizona - continued
Phoenix, AZ, Industrial Development Authority Education Rev. (Legacy Traditional Schools Project), 6.75%, 7/01/2044	$3,155,000	$3,756,942
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.125%, 2/01/2034	4,545,000	4,614,357
Phoenix, AZ, Industrial Development Authority Rev. (Guam Facilities Foundation, Inc.), 5.375%, 2/01/2041	4,785,000	4,881,848
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), “A”, 5.25%, 10/01/2040	4,755,000	5,331,306
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 12/01/2032	2,940,000	3,599,912
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2042	1,675,000	1,827,844
Tempe, AZ, Industrial Development Authority Rev. (Friendship Village), “A”, 6.25%, 12/01/2046	1,275,000	1,389,215

		$68,848,653
Arkansas - 0.4%
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “A”, 5%, 2/01/2035	$365,000	$418,407
Arkansas Development Finance Authority Hospital Rev. (Washington Regional Medical Center), “C”, 5%, 2/01/2033	540,000	621,248
Arkansas Development Finance Authority, Tobacco Settlement Rev. (Cancer Research Center Project), Capital Appreciation, AMBAC, 0%, 7/01/2046	6,455,000	1,942,439
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2039	9,510,000	10,917,195
Pulaski County, AR, Public Facilities Board Healthcare Rev. (Baptist Health), 5%, 12/01/2042	1,360,000	1,558,927

		$15,458,216
California - 9.1%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Episcopal Senior Communities), 6.125%, 7/01/2041	$4,000,000	$4,602,800
Acton-Agua Dulce, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 5/01/2039	7,550,000	3,147,218
Agua Caliente Band of Cahuilla Indians, CA, Rev., 6%, 7/01/2018 (n)	1,105,000	1,101,674
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2031	2,060,000	1,370,353
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2032	2,095,000	1,352,532
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2033	4,185,000	2,621,149
California Educational Facilities Authority Rev., 5%, 2/01/2026 (Prerefunded 2/01/2017)	900,000	930,285
California Educational Facilities Authority Rev., 5%, 2/01/2026	2,690,000	2,742,563
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 10/01/2038	2,320,000	2,549,286
California Educational Facilities Authority Rev. (Dominican University of California), 5%, 12/01/2036	1,000,000	1,023,220
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 7/01/2039	2,765,000	3,158,183
California Housing Finance Agency Rev. (Home Mortgage), “E”, 4.75%, 2/01/2030	2,560,000	2,621,670
California Housing Finance Agency Rev. (Home Mortgage), “G”, 4.95%, 8/01/2023	8,080,000	8,246,690
California Housing Finance Agency Rev. (Home Mortgage), “I”, 4.8%, 8/01/2036	740,000	740,858
California Housing Finance Agency Rev. (Home Mortgage), “L”, 5.45%, 8/01/2033	12,730,000	13,420,857
California M-S-R Energy Authority Gas Rev., “A”, 7%, 11/01/2034	1,135,000	1,700,888
California M-S-R Energy Authority Gas Rev., “A”, 6.5%, 11/01/2039	4,000,000	5,724,360
California Municipal Finance Authority Rev. (Biola University), 5.8%, 10/01/2028	1,915,000	2,076,147
California Municipal Finance Authority Rev. (Northbay Healthcare Group), 5%, 11/01/2035	475,000	535,586
California Municipal Finance Authority Rev. (Partnerships to Uplift Communities Project), “A”, 5%, 8/01/2032	1,585,000	1,699,041
California Municipal Finance Authority Rev. (University of La Verne), “A”, 6.25%, 6/01/2040	900,000	1,049,823
California Municipal Finance Authority, Solid Waste Rev. (Republic Services, Inc. Project), 0.65%, 9/01/2021 (Put Date 7/01/2016)	13,000,000	13,000,000
California Pollution Control Financing Authority, Water Facilities Rev. (American Water Capital Corp. Project), 5.25%, 8/01/2040	3,500,000	3,954,090
California Pollution Control Financing Authority, Water Furnishing Rev. (Poseidon Resources Desalination Project), 5%, 11/21/2045	4,080,000	4,483,390
California Pollution Control Financing Authority, Water Furnishing Rev. (San Diego County Water Desalination Project Pipeline), 5%, 11/21/2045	2,975,000	3,077,816
California Public Works Board Lease Rev. (Various Capital Projects), “G-1”, 5.75%, 10/01/2030	3,380,000	3,930,264
California Public Works Board Lease Rev., Department of Corrections and Rehabilitation (Various Correctional Facilities), “A”, 5%, 9/01/2033	10,830,000	13,046,035
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2041	675,000	761,825
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2036	865,000	986,602
California School Finance Authority, Charter School Rev. (Downtown Prep - Obligated Group), 5%, 6/01/2046	1,325,000	1,356,032
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2024	730,000	791,349
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 4%, 7/01/2025	760,000	815,472
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030	435,000	485,434
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2045	1,150,000	1,244,852

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 4.75%, 10/01/2024	$425,000	$463,450
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.625%, 10/01/2034	575,000	632,172
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 5.875%, 10/01/2044	545,000	602,459
California School Finance Authority, School Facility Rev. (ICEF View Park Elementary and Middle Schools), “A”, 6%, 10/01/2049	620,000	688,386
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 4.125%, 7/01/2024	450,000	486,774
California School Finance Authority, School Facility Rev. (Kipp LA Projects), “A”, 5.125%, 7/01/2044	430,000	469,680
California Statewide Communities Development Authority Environmental Facilities Rev. (Microgy Holdings Project), 9%, 12/01/2038 (a)(d)	100,979	757
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.25%, 11/01/2044	760,000	788,219
California Statewide Communities Development Authority Rev. (899 Charleston Project), “A”, 5.375%, 11/01/2049	945,000	977,442
California Statewide Communities Development Authority Rev. (American Baptist Homes of the West), 6.25%, 10/01/2039	2,985,000	3,424,959
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.125%, 11/01/2023	540,000	591,694
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 5.4%, 11/01/2027	1,385,000	1,442,173
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.125%, 11/01/2033	1,600,000	1,786,704
California Statewide Communities Development Authority Rev. (California Baptist University), “A”, 6.375%, 11/01/2043	1,335,000	1,503,344
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2038	2,500,000	2,984,750
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CALHF, 5%, 8/15/2031	440,000	543,638
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 6/01/2033	2,910,000	2,994,856
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 7.5%, 6/01/2042	1,545,000	1,715,769
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.125%, 11/01/2023	615,000	660,922
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.625%, 11/01/2033	780,000	822,159
California Statewide Communities Development Authority Rev. (Lancer Plaza Project), 5.875%, 11/01/2043	1,315,000	1,385,011
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2034	3,400,000	3,774,068
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2044	6,155,000	6,709,381
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046	3,500,000	3,805,480
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056	7,010,000	7,620,501
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2034	1,000,000	1,178,280
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “A”, CALHF, 5%, 8/01/2044	2,400,000	2,786,472
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “B”, CALHF, 3%, 8/01/2021	1,540,000	1,554,692
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “C”, CALHF, 2.5%, 8/01/2020	1,040,000	1,047,935
California Statewide Communities Development Authority Rev. (Los Angeles Jewish Home for The Aging - Fountainview at Gonda), “D”, 4.75%, 8/01/2020	2,650,000	2,664,734
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7%, 11/15/2029	1,400,000	1,636,264
California Statewide Communities Development Authority Rev. (Southern California Presbyterian Homes), 7.25%, 11/15/2041	560,000	652,994
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 5/15/2040 (Prerefunded 5/15/2018)	2,125,000	2,352,779
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 5.625%, 10/01/2032	1,000,000	1,075,810
California Statewide Communities Development Authority Rev. (The Terraces at San Joaquin Gardens), “A”, 6%, 10/01/2042	1,000,000	1,085,720
California Statewide Communities Development Authority Rev. (University of California, Irvine East Campus Apartments), 5.375%, 5/15/2038	3,000,000	3,456,270
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.125%, 7/01/2046 (Prerefunded 1/01/2019)	7,630,000	8,660,584
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6%, 7/01/2030 (Prerefunded 1/01/2019)	1,990,000	2,252,242
California Statewide Communities Development Authority School Facility Rev. (Aspire Public Schools), 6.375%, 7/01/2045 (Prerefunded 1/01/2019)	2,340,000	2,671,461
California Statewide Financing Authority, Tobacco Settlement, 5.625%, 5/01/2029	2,540,000	2,582,367

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric Co.), “E”, 5.875%, 1/01/2034	$1,940,000	$2,232,571
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2036	1,305,000	1,586,267
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2037	1,385,000	1,678,385
District of Southern CA, Water Replenishment Financing Authority Assessment Rev., 5%, 8/01/2041	3,000,000	3,605,190
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	4,785,000	3,036,465
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2031	4,280,000	2,627,492
Escondido, CA, Union High School District (Election of 2008), Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2032	3,010,000	1,782,251
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, AGM, 5%, 6/01/2040	13,785,000	16,312,755
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A-1”, AMBAC, 4.6%, 6/01/2023	1,185,000	1,265,568
Hartnell , CA, Community College District (Monterey and San Benito Counties), Election of 2002 General Obligation, Capital Appreciation, “D”, 0%, 8/01/2039 (Prerefunded 8/01/2019)	10,355,000	2,322,419
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2029	1,480,000	1,771,826
Hollister, CA, (Community Development Project), BAM, 5%, 10/01/2031	1,675,000	1,991,223
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2037	2,000,000	2,418,520
Imperial, CA, Irrigation District Electric Rev., “C”, 5%, 11/01/2038	1,350,000	1,629,869
Inland Valley, CA, Development Successor Agency Tax Allocation, “A”, AGM, 5%, 9/01/2044	1,745,000	1,996,280
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2039	1,000,000	1,128,710
Irvine, CA, Special Tax Bonds, Community Facilities District No. 2013-3, 5%, 9/01/2044	1,500,000	1,687,215
Jurupa, CA, Public Financing Authority, Special Tax Rev., “A”, 5%, 9/01/2042	1,535,000	1,739,370
La Verne, CA, COP (Brethren Hillcrest Homes), 5%, 5/15/2036	455,000	495,313
Lake Tahoe, CA, Unified School District (Election of 2008), Capital Appreciation, AGM, 0%, 8/01/2045	4,240,000	2,843,429
Long Beach, CA, Marina Rev. (Alamitos Bay Marina Project), 5%, 5/15/2035	450,000	513,927
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2034	330,000	385,374
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “A”, CALHF, 5%, 11/15/2044	555,000	638,278
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-2”, CALHF, 3%, 11/15/2020	80,000	80,186
Los Angeles County, CA, Regional Financing Authority Rev. (Montecedro Inc. Project), “B-3”, CALHF, 2.5%, 11/15/2020	460,000	460,423
Los Angeles County, CA, Rio Hondo Community College District, “C”, Convertible Capital Appreciation, 0% to 8/01/2024, 6.85% to 8/01/2042	10,000,000	10,050,000
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2029	1,000,000	1,171,760
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2030	1,000,000	1,165,530
Los Angeles, CA, Community Facilities District No. 4 Special Tax Refunding (Playa Vista- Phase 1), 5%, 9/01/2031	1,660,000	1,928,522
Los Angeles, CA, Unified School District, “D”, 5%, 1/01/2034	525,000	590,672
Madera, CA, Irrigation Financing Authority Water Rev., 6.5%, 1/01/2040 (Prerefunded 1/01/2020)	5,970,000	7,177,253
Merced, CA, Union High School District, Capital Appreciation, “A”, ASSD GTY, 0%, 8/01/2030	645,000	408,491
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, 0% to 8/01/2028, 6.25% to 8/01/2043	7,025,000	5,505,352
Newport Mesa, CA, Unified School District (Election of 2005), Capital Appreciation, 0%, 8/01/2041	12,965,000	2,931,257
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2024	3,110,000	2,561,831
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2027	2,070,000	1,521,326
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2029	4,025,000	2,700,574
Oceanside, CA, Unified School District, Capital Appreciation, ASSD GTY, 0%, 8/01/2030	4,455,000	2,883,187
Oxnard, CA, Financing Authority, Wastewater Rev., AGM, 5%, 6/01/2030	1,360,000	1,603,848
Palomar Pomerado Health Care District, CA, COP, 6.75%, 11/01/2039	4,080,000	4,562,460
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2025	865,000	1,066,865
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2026	905,000	1,105,385
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2027	1,225,000	1,483,561
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	635,000	762,959
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2032	1,160,000	1,274,411
Riverside County, CA, Public Financing Authority Tax Allocation Rev. (Project Area No. 1 Desert Communities & Interstate 215 Corridor Projects), BAM, 4%, 10/01/2037	955,000	1,024,658

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
California - continued
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2032	$485,000	$532,836
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Jurupa Valley Redevelopment Project Area) , “B”, BAM, 4%, 10/01/2036	955,000	1,028,697
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2032	250,000	274,658
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2036	280,000	301,608
Riverside County, CA, Successor Agency to the Redevelopment Agency Tax Allocation Rev. (Mid-County Redevelopment Project Area) , “C”, BAM, 4%, 10/01/2037	155,000	166,306
San Buenaventura, CA, Rev. (Community Memorial Health System), 7.5%, 12/01/2041	6,000,000	7,403,880
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “B”, 1.5%, 4/01/2047 (Put Date 4/02/2018)	3,095,000	3,124,248
San Francisco, CA, Bay Area Toll Authority, Bridge Rev., “C”, 1.875%, 4/01/2047 (Put Date 4/01/2019)	2,505,000	2,554,574
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 (Mission Bay South Public Improvements), Capital Appreciation, “A”, 0%, 8/01/2043	8,725,000	1,994,273
San Francisco, CA, City & County Redevelopment Successor Agency, Tax Allocation (Mission Bay South Public Improvements), “A”, 5%, 8/01/2043	225,000	257,328
San Jose, CA, Airport Rev., “A-2”, 5.25%, 3/01/2034	6,545,000	7,540,887
San Jose, CA, Airport Rev., “C”, 5%, 3/01/2030	885,000	1,065,328
State of California, 5%, 5/01/2044	3,710,000	4,355,651
Upland, CA, COP (San Antonio Community Hospital), 6.375%, 1/01/2032	600,000	702,768
West Contra Costa, CA, Healthcare District, AMBAC, 5.5%, 7/01/2029	700,000	712,019
West Contra Costa, CA, Unified School District (Election of 2005), Capital Appreciation, “C”, ASSD GTY, 0%, 8/01/2029	3,665,000	2,483,514
Whittier, CA, Health Facility Rev. (PIH Health), 5%, 6/01/2044	4,300,000	4,903,548
Whittier, CA, Union High School District, Capital Appreciation, 0%, 8/01/2034	2,270,000	826,643

		$342,819,670
Colorado - 2.9%
Arvada, CO, Cimarron Metropolitan District, Rev., 6%, 12/01/2022	$2,000,000	$2,012,520
Central Platte Valley, CO, General Obligation, 5%, 12/01/2043	1,250,000	1,322,688
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2029	305,000	349,378
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2039	560,000	622,306
Colorado Educational & Cultural Facilities Authority Rev. (Liberty Common Project), 5%, 1/15/2044	395,000	434,441
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2033	450,000	466,061
Colorado Educational & Cultural Facilities Authority Rev. (Littleton Preparatory Charter School Project), 5%, 12/01/2042	1,120,000	1,140,709
Colorado Educational & Cultural Facilities Authority Rev. (Montessori Charter School Project), 5%, 7/15/2037	490,000	546,017
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2030	350,000	401,258
Colorado Educational & Cultural Facilities Authority Rev. (Peak to Peak Charter School Project), 5%, 8/15/2034	350,000	398,570
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5%, 11/01/2044	885,000	916,621
Colorado Educational & Cultural Facilities Authority Rev. (Science, Technology, Engineering and Math School Project), 5.125%, 11/01/2049	765,000	787,958
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), 5%, 12/01/2031	1,715,000	1,991,287
Colorado Educational & Cultural Facilities Authority Rev. (The Classical Academy Project), “A”, 5%, 12/01/2038	895,000	1,006,535
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2035	2,000,000	2,115,800
Colorado Educational & Cultural Facilities Authority Rev. (University Lab School Project), 5%, 12/15/2045	2,675,000	2,778,442
Colorado Health Facilities Authority Rev. (American Baptist Homes), 8%, 8/01/2043	2,975,000	3,563,782
Colorado Health Facilities Authority Rev. (American Baptist Homes), “A”, 5.9%, 8/01/2037	2,310,000	2,330,975
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), 6.375%, 1/01/2041	1,620,000	1,763,516
Colorado Health Facilities Authority Rev. (Christian Living Communities Project), “A”, 5.75%, 1/01/2037	2,650,000	2,679,044
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2021	105,000	120,190
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2033	4,295,000	4,737,471
Colorado Health Facilities Authority Rev. (Covenant Retirement Communities, Inc. Project), “A”, 5%, 12/01/2035	1,710,000	1,896,920
Colorado Health Facilities Authority Rev. (Evangelical Lutheran Good Samaritan Society), 5.625%, 6/01/2043	825,000	969,251
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6%, 11/15/2030 (Prerefunded 11/15/2020)	700,000	846,706

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Colorado - continued
Colorado Health Facilities Authority Rev. (Total Longterm Care, Inc.), “A”, 6.25%, 11/15/2040 (Prerefunded 11/15/2020)	$1,150,000	$1,403,679
Colorado Health Facilities Hospital Authority Rev. (Adventist Health System/Sunbelt Obligated Group), “2014-E”, 5%, 11/15/2034	6,530,000	7,671,313
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste Management, Inc.), 5.7%, 7/01/2018	540,000	595,377
Colorado Regional Transportation District, Private Activity Rev. (Denver Transportation Partners), 6%, 1/15/2034	8,490,000	9,843,476
Denver, CO, City & County Airport Rev. (United Airlines), 5.25%, 10/01/2032	14,295,000	14,894,389
Denver, CO, City & County Airport Rev. (United Airlines), 5.75%, 10/01/2032	4,705,000	4,939,968
Denver, CO, Health & Hospital Authority Rev., “A”, 5.25%, 12/01/2045	795,000	894,319
E-470 Public Highway Authority Rev., CO, Capital Appreciation, “B”, NATL, 0%, 9/01/2027	12,305,000	7,246,538
Fruita, CO, Rev. (Family Health West Project), 7%, 1/01/2018	375,000	401,044
Fruita, CO, Rev. (Family Health West Project), 8%, 1/01/2043	4,440,000	4,952,998
Park Creek Metropolitan District of Columbia Rev. (Senior Limited Property Tax Supported), “A”, 5%, 12/01/2045	5,280,000	5,961,595
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.25%, 11/15/2028	6,860,000	8,867,442
Salida, CO, Hospital District Rev., 5.25%, 10/01/2036	5,607,000	5,625,391
Stone Ridge, CO, Metropolitan District No. 2, 7.25%, 12/01/2031 (a)(d)	2,396,000	526,880
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5%, 12/01/2033	404,000	431,840
Tallyn’s Reach, CO, Metropolitan District No. 3, CO, 5.125%, 11/01/2038	824,000	881,902

		$111,336,597
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2046	$750,000	$800,400
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2053	985,000	1,040,318
Connecticut Health & Educational Facilities Authority Rev. (Church Home of Hartford, Inc. Project), “B-2”, 2.875%, 9/01/2020	1,525,000	1,528,462
Connecticut Health & Educational Facilities Authority Rev. (Quinnipiac University), “M”, 5%, 7/01/2036	650,000	761,969
Connecticut Health & Educational Facilities Authority Rev. (Trinity Health Credit Group), 5%, 12/01/2041	10,000,000	11,796,500
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “C-1”, 3.5%, 11/15/2045	3,345,000	3,577,444
Connecticut Housing Finance Authority Rev., (Housing Mortgage Finance Program), “D-1”, 4%, 11/15/2044	2,470,000	2,613,927
Mohegan Tribal Finance Authority, CT, Economic Development Bonds, 7%, 2/01/2045 (n)	6,325,000	6,339,864
Mohegan Tribe Indians, CT, Gaming Authority Rev., “C”, 4.75%, 2/01/2020 (n)	5,305,000	5,333,806
University of Connecticut, General Obligation, “A”, 5%, 3/15/2028	1,610,000	1,989,847
University of Connecticut, General Obligation, “A”, 5%, 3/15/2029	1,365,000	1,677,571
University of Connecticut, General Obligation, “A”, 5%, 3/15/2031	1,090,000	1,326,105

		$38,786,213
Delaware - 0.1%
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 4.625%, 9/01/2034	$915,000	$980,642
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2044	1,030,000	1,124,966
Delaware Economic Development Authority Rev. (Delaware Military Academy, Inc. Project), 5%, 9/01/2049	1,210,000	1,311,083
Delaware Economic Development Authority Rev. (Newark Charter School, Inc. Project), 5%, 9/01/2042	1,420,000	1,513,763

		$4,930,454
District of Columbia - 0.7%
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2036	$1,635,000	$1,852,308
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2041	1,055,000	1,176,156
District of Columbia Rev. (Friendship Public Charter School), “A”, 5%, 6/01/2046	755,000	837,665
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2033	420,000	491,879
District of Columbia Rev. (Kipp, D.C. Charter School), “A”, 6%, 7/01/2043	1,095,000	1,274,799
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), 4.5%, 1/01/2025	1,275,000	1,307,156
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.125%, 1/01/2035	1,165,000	1,186,809
District of Columbia Rev. (Methodist Home of the District of Columbia Issue), “A”, 5.25%, 1/01/2039	765,000	780,644
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2030	1,475,000	1,504,972
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2035	5,000,000	5,065,550
District of Columbia Student Dormitory Rev. (Provident Group - Howard Properties LLC), 5%, 10/01/2045	8,820,000	8,829,261
District of Columbia, Tobacco Settlement, 6.25%, 5/15/2024	480,000	481,238
District of Columbia, Tobacco Settlement, 6.75%, 5/15/2040	885,000	889,514

		$25,677,951

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - 7.6%
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6%, 11/15/2034	$1,180,000	$1,312,337
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.25%, 11/15/2044	2,955,000	3,305,049
Alachua County, FL, Health Facilities Authority Rev. (East Ridge Retirement Village, Inc.), 6.375%, 11/15/2049	1,970,000	2,196,333
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2032	1,250,000	1,558,138
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2042	2,000,000	2,481,360
Alachua County, FL, Health Facilities Authority, Continuing Care Rev. (Oak Hammock at the University of Florida, Inc.), “A”, 8%, 10/01/2046	1,000,000	1,238,630
Arborwood Community Development District, FL, Capital Improvement Rev. (Centex Homes Project), “A-3”, 5.5%, 5/01/2036	265,000	265,011
Arborwood Community Development District, FL, Capital Improvement Rev. (Master Infrastructure Projects), “A-2”, 5.35%, 5/01/2036	1,230,000	1,230,467
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-1”, 0% to 5/01/2016, 6.9% to 5/01/2036	300,000	341,577
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “A-2”, 0% to 5/01/16, 6.9% to 5/01/2036	35,000	39,851
Arborwood Community Development District, FL, Capital Improvement Rev., Convertible Capital Appreciation, “B”, 0% to 5/01/16, 6.9% to 5/01/2025	325,000	358,066
Baker, FL, Correctional Development Corp. (Baker County Detention Center), 7.5%, 2/01/2030	1,560,000	1,304,144
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.375%, 5/01/2030	690,000	744,248
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.5%, 5/01/2033	320,000	344,490
Bellalago, FL, Educational Facilities Benefit District (Osceola County) Capital Improvement Refunding Rev., 4.6%, 5/01/2034	1,355,000	1,468,115
Brevard County, FL, Industrial Development Rev. (TUFF Florida Tech LLC Project), 6.75%, 11/01/2039	4,720,000	5,150,322
Cape Coral, FL, Health Facilities Authority, Senior Housing Rev. (Gulf Care, Inc. Project), 5.875%, 7/01/2040	3,590,000	3,698,669
Capital Region Community Development District, FL, Capital Improvement Rev., “A”, 7%, 5/01/2039	2,435,000	2,472,353
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.375%, 2/01/2035	1,465,000	1,502,929
Capital Trust Agency, FL, Charter School Rev. (River City Educational Services, Inc. Project) “A”, 5.625%, 2/01/2045	2,725,000	2,788,057
Century Gardens Village Community Development District, FL, Special Assessment, 5.1%, 5/01/2037	915,000	917,333
Collier County, FL, Educational Facilities Authority Rev. (Ave Maria University, Inc. Project), “A”, 6.125%, 6/01/2043	3,200,000	3,572,064
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 5.5%, 5/15/2025	300,000	308,622
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.25%, 5/15/2035	300,000	308,346
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 8.125%, 5/15/2044	4,970,000	5,922,799
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “A”, 6.5%, 5/15/2049	805,000	827,154
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B”, 5.25%, 5/15/2022	2,560,000	2,565,376
Collier County, FL, Industrial Development Authority Continuing Care Community Rev. (The Arlington of Naples Project), “B-1”, 6.875%, 5/15/2021	1,180,000	1,181,853
Creekside Community Development District, FL, Special Assessment, 5.2%, 5/01/2038 (a)(d)	1,400,000	559,832
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2020	395,000	451,596
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2021	620,000	722,232
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2022	520,000	615,774
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2023	685,000	820,815
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2024	575,000	693,536
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2025	670,000	807,283
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2035	1,650,000	1,882,584
Daytona Beach, FL, Halifax Hospital Medical Center Rev., 5%, 6/01/2046	2,245,000	2,494,083
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 5.75%, 8/15/2029	1,000,000	1,143,790
Escambia County, FL, Health Facilities Authority (Baptist Hospital, Inc.), “A”, 6%, 8/15/2036	3,050,000	3,482,002
Florida Board of Education, Lottery Rev., “A”, 5%, 7/01/2020	8,410,000	9,751,311
Florida Citizens Property Insurance Corp., “A-1”, 5%, 6/01/2019	660,000	738,778
Florida Development Finance Corp. Educational Facilities Rev. (Bay Area Charter Foundation LLC), “A”, 7.75%, 6/15/2042	3,480,000	3,910,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2030	$2,575,000	$2,715,286
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 6/15/2032	1,950,000	2,137,805
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6%, 9/15/2040	5,490,000	5,744,791
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 7.625%, 6/15/2041	10,125,000	11,948,006
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2043	4,070,000	4,454,696
Florida Development Finance Corp. Educational Facilities Rev. (Renaissance Charter School), “A”, 6.125%, 6/15/2044	5,000,000	5,159,250
Florida Housing Finance Corp, Homeowner Mortgage Rev. (Special Program), “A”, FHLMC, 3.5%, 7/01/2046	1,605,000	1,707,383
Florida Mid-Bay Bridge Authority Rev., “A”, 5%, 10/01/2035	5,000,000	5,718,250
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 5/01/2038	1,710,000	1,764,036
Hillsborough County, FL, Industrial Development Authority Rev. (University Community Hospital), “A”, 5.625%, 8/15/2029 (Prerefunded 8/15/2018)	4,700,000	5,216,812
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2033	1,905,000	2,227,802
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2034	1,655,000	1,928,588
Lakeland, FL, Hospital Rev. (Lakeland Regional Health Systems), 5%, 11/15/2035	2,340,000	2,721,046
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.25%, 5/01/2025	880,000	918,148
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2035	1,400,000	1,456,084
Lakewood Ranch Stewardship District, FL, Special Assessment Rev. (Lakewood Centre North Project), 4.875%, 5/01/2045	2,520,000	2,598,750
Lee County, FL, Industrial Development Authority Healthcare Facilities Rev. (Shell Point Alliance), “B”, 6.5%, 11/15/2031	1,600,000	1,885,840
Legends Bay Community Development District, FL, “A”, 5.875%, 5/01/2038	1,325,000	1,326,670
Main Street Community Development District, FL, “A”, 6.8%, 5/01/2038	1,585,000	1,604,511
Marshall Creek, FL, Community Development District Rev. (St. John’s County), “A”, 5%, 5/01/2032	1,560,000	1,621,916
Miami-Dade County, FL, Health Facilities Authority Hospital Rev. (Miami Children’s Hospital), 6%, 8/01/2046	7,250,000	8,499,900
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5.25%, 9/15/2044	2,895,000	3,126,774
Miami-Dade County, FL, Industrial Development Authority Rev. (Pinecrest Academy Project), 5%, 9/15/2024	345,000	390,578
Miami-Dade County, FL, Rickenbacker Causeway Rev., 5%, 10/01/2043	2,000,000	2,249,740
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2034 (Prerefunded 10/01/2021)	300,000	393,063
Mid-Bay Bridge Authority Rev., FL, Springing Lien, “A”, 7.25%, 10/01/2040 (Prerefunded 10/01/2021)	8,365,000	10,959,907
Middle Village Community Development District, FL, Special Assessment, “A”, 5.8%, 5/01/2022	395,000	350,069
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2029	1,215,000	1,304,716
Midtown Miami, FL, Community Development District Special Assessment (Infrastructure Project), “B”, 5%, 5/01/2037	740,000	787,612
Midtown Miami, FL, Community Development District Special Assessment (Parking Garage Project), “A”, 5%, 5/01/2037	1,055,000	1,122,879
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 4.875%, 5/01/2022	650,000	700,954
Miromar Lakes, FL, Community Development District, Capital Improvement Rev., 5.375%, 5/01/2032	990,000	1,066,963
Naturewalk Community Development District, FL, Capital Improvement Rev., “B”, 5.3%, 5/01/2016 (d)(q)	1,575,000	866,014
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Health Obligated Group), “A”, 5%, 10/01/2037	2,320,000	2,737,159
OTC Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2038	4,265,000	4,286,496
Palm Beach County, FL, Health Facilities Authority Hospital Rev. (BRRH Corp. Obligated Group), 5%, 12/01/2031	1,000,000	1,149,600
Palm Beach County, FL, Health Facilities Rev. (Sinai Residences of Boca Raton Project), 7.5%, 6/01/2049	2,030,000	2,500,818
Palm Glades Community Development District, FL, Special Assessment, “A”, 5.3%, 5/01/2036	815,000	815,440
Palm River, FL, Community Development District, Special Assessment Rev., “A”, 5.375%, 5/01/2036 (a)(d)	895,000	353,095
Palm River, FL, Community Development District, Special Assessment Rev., “B”, 5.15%, 5/01/2013 (a)(d)	1,000,000	393,910
Parkway Center Community Development District, FL, Special Assessment, “B”, 7%, 5/01/2023	1,120,000	1,142,792
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 3.5%, 5/01/2021	390,000	390,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.1%, 5/01/2026	500,000	500,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.7%, 5/01/2036	1,370,000	1,370,000
Pasco County, FL, Bexley Community Development District, Special Assessment Rev., 4.875%, 5/01/2047	2,530,000	2,500,070
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.25%, 11/01/2035	500,000	515,555
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 7%, 11/01/2045	1,995,000	2,439,745
Pasco County, FL, Estancia At Wiregrass Community Development District, Capital Improvement, 5.375%, 11/01/2046	435,000	448,494
Paseo Community Development District, FL, Capital Improvement Rev., “B”, 4.875%, 5/01/2010 (a)(d)	1,415,000	14
Paseo Community Development District, FL, Capital Improvement Rev., Capital Appreciation, “A-2”, 0%, 5/01/2036	1,995,000	897,650
Paseo Community Development District, FL, Special Assessment, “A-1”, 5.4%, 5/01/2036	235,000	235,665
Pinellas County, FL, Educational Facilities Authority Rev. (Barry University), 6%, 10/01/2041	5,330,000	6,141,812
Pompano Beach, FL (John Knox Village Project), 5%, 9/01/2044	2,215,000	2,419,888
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2037	3,240,000	3,256,459

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Florida - continued
Sarasota County, FL, Health Facility Authority Rev. (Sarasota Manatee), 5.75%, 7/01/2045	$395,000	$396,284
Seminole County, FL, Industrial Development Authority Rev. (Choices in Learning, Inc.), “A”, 7.375%, 11/15/2041	2,500,000	2,841,250
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.75%, 10/01/2022 (n)	4,150,000	4,333,057
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.5%, 10/01/2024 (n)	2,505,000	2,617,925
Seminole Tribe, FL, Special Obligation Rev., “A”, 5.25%, 10/01/2027 (n)	1,840,000	1,913,637
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 4/01/2029	1,155,000	1,302,332
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 4/01/2039	1,715,000	1,935,978
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.2%, 10/01/2027	1,590,000	1,518,323
St. John’s County, FL, Industrial Development Authority Rev. (Bayview Project), “A”, 5.25%, 10/01/2041	2,800,000	2,548,392
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 8/01/2045	7,715,000	8,685,393
Sterling Hill Community Development District, FL, Capital Improvement Rev., “B”, 5.5%, 11/01/2010 (d)	525,000	374,850
Stonebrier Community Development District, FL, Special Assessment, 5.5%, 5/01/2037	1,565,000	1,565,360
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2026	155,000	182,015
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5%, 7/01/2029	145,000	166,773
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.125%, 7/01/2034	315,000	358,243
Sumter County, FL, Industrial Development Authority Hospital Rev. (Central Florida Health Alliance Projects), “A”, 5.25%, 7/01/2044	935,000	1,064,441
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2040	5,935,000	6,701,683
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2044	2,695,000	3,027,401
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Healthcare, Inc.), “A”, 5%, 12/01/2055	6,300,000	7,085,799
Tampa, FL (University of Tampa Project), 5%, 4/01/2040	965,000	1,090,875
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.5%, 5/01/2035	2,280,000	2,305,810
Trout Creek Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	4,180,000	4,219,668
Tuscany Reserve Community Development District, FL, Special Assessment, “B”, 5.25%, 5/01/2021	1,150,000	1,150,000
Two Creeks Community Development District, FL, Capital Improvement Rev., 5.25%, 5/01/2037	1,805,000	1,805,217
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2028	4,380,000	5,213,120
University of South Florida Financing Corp, Refunding Certificates of Participation, “A”, 5%, 7/01/2031	5,420,000	6,364,110
Villa Portofino East Community Development District, FL, Special Assessment, 5.2%, 5/01/2037	1,780,000	1,802,161
Villa Vizcaya Community Development District, FL, “A”, 5.55%, 5/01/2039 (a)(d)	790,000	434,468
Watergrass Community Development District, FL, Special Assessment, “B”, 6.96%, 11/01/2017	155,000	155,293
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.625%, 5/01/2045	1,000,000	1,033,740
Wiregrass Community Development District, FL, Capital Improvement Rev., 5.375%, 5/01/2035	485,000	500,719
Wiregrass Community Development District, FL, Capital Improvement Rev., 4.875%, 5/01/2036	915,000	921,487
Wiregrass Community Development District, FL, Capital Improvement Rev., 5%, 5/01/2047	1,695,000	1,706,933

		$285,969,953
Georgia - 1.5%
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.25%, 5/15/2033	$1,060,000	$1,176,982
Americus and Sumter County, GA, Hospital Authority Rev. (Magnolia Manor Obligated Group), “A”, 6.375%, 5/15/2043	1,060,000	1,171,756
Atlanta, GA, Tax Allocation (Eastside Project), “B”, 5.6%, 1/01/2030	2,450,000	2,459,016
Atlanta, GA, Tax Allocation (Princeton Lakes Project), 5.5%, 1/01/2031	865,000	867,050
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 11/01/2022 (Prerefunded 11/01/2019)	2,895,000	3,404,086
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 6/01/2029	4,070,000	5,018,269
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2030	580,000	656,722
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2033	1,025,000	1,147,693
Cobb County, GA, Development Authority Student Housing Rev. (Kennesaw State University Real Estate Foundations), “C”, 5%, 7/15/2038	1,100,000	1,214,312
DeKalb County, GA, Hospital Authority Rev. (DeKalb Medical Center, Inc.), 6.125%, 9/01/2040	7,170,000	8,194,091
DeKalb County, GA, Water & Sewer Rev., “A”, 5.25%, 10/01/2031	175,000	206,302
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A”, 3.5%, 6/01/2045	2,180,000	2,324,381
Georgia Housing & Finance Authority Rev., Single Family Mortgage, “A-1”, 4%, 6/01/2044	1,435,000	1,526,668
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 9/15/2028	2,245,000	2,859,075

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Georgia - continued
Georgia Medical Center Hospital Authority Rev. (Spring Harbor Green Island Project), 5.25%, 7/01/2037	$4,610,000	$4,692,565
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., 5.625%, 8/01/2034 (Prerefunded 8/01/2018)	1,235,000	1,368,306
Glynn-Brunswick, GA, Memorial Hospital Authority Rev., Unrefunded Balance, 5.625%, 8/01/2034	140,000	152,072
Hall County and Gainesville, GA, Hospital Authority Rev. (Northeast Georgia Health System, Inc.), “A”, 5.5%, 8/15/2054	3,465,000	4,183,398
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2030	2,330,000	2,432,823
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 6/15/2039	4,360,000	4,527,904
Private Colleges & Universities, GA, Authority Rev. (Mercer University), “C”, 5.25%, 10/01/2027	920,000	1,075,774
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 1/01/2034	4,835,000	4,930,008

		$55,589,253
Guam - 0.1%
Guam Government, “A”, 7%, 11/15/2039 (Prerefunded 11/15/2019)	$1,115,000	$1,353,164
Guam International Airport Authority Rev., “C”, 5%, 10/01/2016	255,000	259,279
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 7/01/2036	355,000	412,773
Guam Waterworks Authority Rev. (Water and Wastewater System), 5%, 1/01/2046	1,620,000	1,856,261

		$3,881,477
Hawaii - 0.5%
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/2030	$2,015,000	$2,132,535
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/2035	1,125,000	1,168,223
Hawaii Department of Budget & Finance Special Purpose Rev. (Chaminade University), 5%, 1/01/2045	1,140,000	1,164,054
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 8.75%, 11/15/2029	970,000	1,189,734
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 11/15/2044	1,190,000	1,459,785
Hawaii Department of Budget & Finance, Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 7/01/2039	10,580,000	12,047,869

		$19,162,200
Idaho - 0.1%
Idaho Health Facilities Authority Rev. (The Terraces of Boise Project), “B2”, 6%, 10/01/2021	$2,120,000	$2,122,989

Illinois - 7.0%
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6%, 9/01/2035	$2,170,000	$2,262,724
Burbank, IL, Educational Facility Rev. (Intercultural Montessori Language School Project), “A”, 6.25%, 9/01/2045	3,565,000	3,731,414
Chicago, IL (Modern Schools Program), “A”, AMBAC, 5%, 12/01/2024	4,580,000	4,659,417
Chicago, IL (Modern Schools Program), “G”, AMBAC, 5%, 12/01/2023	945,000	961,727
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2020	2,880,000	2,931,120
Chicago, IL (Modern Schools Program), “H”, AMBAC, 5%, 12/01/2021	1,675,000	1,704,145
Chicago, IL, “A”, AGM, 5%, 1/01/2017	70,000	70,259
Chicago, IL, “A”, AGM, 5%, 1/01/2022	50,000	50,185
Chicago, IL, “A”, AGM, 5%, 1/01/2022	785,000	791,963
Chicago, IL, “A”, AGM, 5%, 1/01/2023	20,000	20,185
Chicago, IL, “A”, AGM, 5%, 1/01/2023	505,000	509,479
Chicago, IL, “A”, AGM, 5%, 1/01/2024	25,000	25,093
Chicago, IL, “A”, AGM, 5%, 1/01/2025	70,000	70,621
Chicago, IL, “A”, AGM, 5%, 1/01/2026	50,000	50,306
Chicago, IL, “A”, AGM, 5%, 1/01/2027	295,000	299,162
Chicago, IL, “A”, AGM, 5%, 1/01/2028	15,070,000	16,050,605
Chicago, IL, “A”, AGM, 4.75%, 1/01/2030	815,000	816,011
Chicago, IL, “A”, AGM, 5%, 1/01/2034	2,605,000	2,608,439
Chicago, IL, “A”, AGM, 5%, 1/01/2037	4,935,000	4,987,805
Chicago, IL, “A”, AMBAC, 5%, 1/01/2022	5,070,000	5,164,403
Chicago, IL, “A”, AMBAC, 5%, 1/01/2024	1,500,000	1,526,100
Chicago, IL, “C”, NATL, 5%, 1/01/2023	640,000	667,629
Chicago, IL, “C”, NATL, 5%, 1/01/2028	315,000	325,710
Chicago, IL, “C”, NATL, 5%, 1/01/2029	5,915,000	6,106,291
Chicago, IL, “D”, AMBAC, 5%, 12/01/2022	4,465,000	4,543,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Chicago, IL, Board of Education, “B”, AMBAC, 5%, 12/01/2020	$4,575,000	$4,699,303
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2027	4,345,000	4,407,742
Chicago, IL, Board of Education, “B”, AGM, 5%, 12/01/2035	5,655,000	5,708,440
Chicago, IL, Board of Education, “C”, AGM, 5%, 12/01/2032	14,335,000	14,692,658
Chicago, IL, Board of Education, “C”, ASSD GTY, 5.25%, 12/01/2025	10,350,000	10,997,393
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2021	6,890,000	7,047,092
Chicago, IL, Board of Education, Unlimited Tax General Obligation Refunding Dedicated Rev., “B”, AMBAC, 5%, 12/01/2023	1,630,000	1,658,069
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2032	675,000	797,492
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.25%, 1/01/2033	335,000	394,885
Chicago, IL, O’Hare International Airport Rev., Customer Facility Charge, AGM, 5.5%, 1/01/2043	1,350,000	1,559,709
Chicago, IL, O’Hare International Airport Rev., Senior Lien, “B”, 5%, 1/01/2030	4,970,000	5,950,283
Chicago, IL, O’Hare International Airport Rev., Third Lien, “A”, 5.625%, 1/01/2035	5,645,000	6,550,514
Chicago, IL, Transit Authority Sales Tax Receipts Rev., 5.25%, 12/01/2031	540,000	600,604
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2035	435,000	481,362
Chicago, IL, Wastewater Transmission Rev., “C”, 5%, 1/01/2039	650,000	714,695
Du Page County, IL, Special Service Area No. 31 Special Tax (Monarch Landing Project), 5.625%, 3/01/2036	945,000	948,204
Illinois Finance Authority Charter School Rev. (Uno Charter School Network, Inc.), “A”, 7.125%, 10/01/2041	2,000,000	2,204,660
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6%, 2/01/2034	700,000	750,057
Illinois Finance Authority Educational Facility Rev. (Rogers Park Montessori School Project), 6.125%, 2/01/2045	1,800,000	1,916,802
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/2027 (Prerefunded 5/15/2020)	1,470,000	1,764,662
Illinois Finance Authority Rev. (Christian Homes), 6.125%, 5/15/2027	2,680,000	2,992,140
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2036	760,000	833,553
Illinois Finance Authority Rev. (Christian Homes, Inc.), 5%, 5/15/2040	690,000	751,148
Illinois Finance Authority Rev. (Evangelical Retirement Homes of Greater Chicago, Inc.), 7.25%, 2/15/2045	3,600,000	3,857,184
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2027	1,600,000	1,647,536
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.5%, 5/15/2037	8,015,000	8,208,562
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 4.75%, 5/15/2033	2,745,000	2,846,345
Illinois Finance Authority Rev. (Franciscan Communities, Inc.), “A”, 5.125%, 5/15/2043	3,410,000	3,558,301
Illinois Finance Authority Rev. (Friendship Village), “A”, 5.375%, 2/15/2025	4,270,000	4,271,366
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 10/01/2028 (Prerefunded 10/01/2018)	3,770,000	4,216,255
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.5%, 5/15/2027	680,000	736,549
Illinois Finance Authority Rev. (Lutheran Home & Services), 5.625%, 5/15/2042	3,505,000	3,726,341
Illinois Finance Authority Rev. (Montgomery Place), “A”, 5.75%, 5/15/2038	1,730,000	1,745,189
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7%, 11/15/2029 (Prerefunded 5/15/2019)	3,025,000	3,584,444
Illinois Finance Authority Rev. (OSF Healthcare), “A”, 7.125%, 11/15/2037 (Prerefunded 5/15/2019)	2,555,000	3,037,103
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2030	740,000	879,867
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “A”, 5%, 11/01/2031	550,000	650,672
Illinois Finance Authority Rev. (Presbyterian Homes Obligated Group), “B”, FRN, 1.656%, 5/01/2036 (Put Date 5/01/2021)	1,070,000	1,072,793
Illinois Finance Authority Rev. (Presence Health Obligated Group), 6.125%, 5/15/2025 (Prerefunded 5/15/2019)	75,000	86,730
Illinois Finance Authority Rev. (Presence Health Obligated Group), Unrefunded, 6.125%, 5/15/2025	2,545,000	2,863,532
Illinois Finance Authority Rev. (Provena Health), “A”, 6%, 5/01/2028	4,125,000	4,698,499
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 8/15/2034	3,865,000	4,612,298
Illinois Finance Authority Rev. (Rehabilitation Institute of Chicago), “A”, 6%, 7/01/2043	1,305,000	1,572,708
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 4/01/2029	6,045,000	6,662,739
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 8/15/2038 (Prerefunded 8/15/2019)	1,500,000	1,789,050
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 7%, 8/15/2044 (Prerefunded 8/15/2019)	2,545,000	3,045,729
Illinois Finance Authority Rev. (Smith Village), “A”, 6.125%, 11/15/2025	1,195,000	1,202,301
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 11/15/2035	2,195,000	2,203,758
Illinois Finance Authority Rev. (The Clare at Water Tower), “A-6”, 6%, 5/15/2028 (a)(d)	1,057,000	11
Illinois Finance Authority Rev. (The Clare at Water Tower), Capital Appreciation, “B”, 0%, 5/15/2050 (a)(d)	453,000	5
Illinois Finance Authority Student Housing Rev. (Illinois State University), 6.75%, 4/01/2031	1,875,000	2,143,725
Illinois Finance Authority Student Housing Rev. (Northern Illinois University Project), 6.625%, 10/01/2031	5,785,000	6,655,180
Illinois Railsplitter Tobacco Settlement Authority, 5.5%, 6/01/2023	560,000	660,274
Illinois Railsplitter Tobacco Settlement Authority, 6.25%, 6/01/2024	3,110,000	3,125,830
Illinois Railsplitter Tobacco Settlement Authority, 6%, 6/01/2028	14,375,000	17,178,269

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Illinois - continued
Illinois Toll Highway Authority Rev., “B”, 5.5%, 1/01/2033 (Prerefunded 1/01/2018)	$4,355,000	$4,700,352
Illinois Toll Highway Authority Rev., “C”, 5%, 1/01/2037	7,500,000	8,730,975
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 3/01/2034	2,855,000	2,871,245
Romeoville, IL, Rev. (Lewis University Project), “A”, 5%, 10/01/2042	1,450,000	1,626,030
State of Illinois, NATL, 5%, 1/01/2019	1,575,000	1,583,741
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.25%, 11/15/2040	1,080,000	1,159,531
Upper Illinois River Valley Development Authority (Pleasant View Lutheran Home), 7.375%, 11/15/2045	1,250,000	1,340,738

		$263,907,512
Indiana - 2.0%
Carmel, IN, Rev. (Barrington of Carmel Project), “A”, 7.125%, 11/15/2042	$3,000,000	$3,391,290
Indiana Economic Development Finance Authority Rev. (Republic Services, Inc. Project), 0.7%, 12/01/2037 (Put Date 6/01/2016)	8,000,000	8,000,000
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2034	3,205,000	3,614,855
Indiana Finance Authority Rev. (I-69 Section 5 Project), 5.25%, 9/01/2040	3,005,000	3,320,555
Indiana Finance Authority Rev. (Marquette Project), 4.75%, 3/01/2032	4,790,000	5,028,638
Indiana Finance Authority Rev. (Marquette Project), 5%, 3/01/2039	1,215,000	1,295,226
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2030	460,000	514,271
Indiana Finance Authority Rev. (Marquette Project), “A”, 5%, 3/01/2039	1,155,000	1,259,077
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2035	2,095,000	2,316,483
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2040	5,350,000	5,844,233
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2044	3,260,000	3,539,643
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “A”, 5%, 7/01/2048	4,020,000	4,346,384
Indiana Finance Authority Rev. (Ohio River Bridges East End Crossing Project), “B”, 5%, 1/01/2019	2,540,000	2,605,684
Knox County, IN, Economic Development Rev. (Good Samaritan Hospital), “A”, 5%, 4/01/2042	1,430,000	1,531,158
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 1/01/2039 (Prerefunded 1/01/2019)	4,760,000	5,466,908
Terre Haute, IN, Rev. (Westminster Village), 6%, 8/01/2039	3,600,000	3,680,460
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 10/01/2028	1,445,000	1,659,539
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 6.75%, 1/01/2034	4,370,000	5,357,707
Valparaiso, IN, Exempt Facilities Rev. (Pratt Paper LLC Project), 7%, 1/01/2044	10,875,000	13,415,944

		$76,188,055
Iowa - 0.7%
Altoona, IA, Urban Renewal Tax Increment Rev., 6%, 6/01/2043	$3,000,000	$3,211,050
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2030	800,000	944,464
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2031	1,480,000	1,739,355
Iowa Finance Authority Health Facilities Rev. (UnityPoint Health), “C”, 5%, 2/15/2032	715,000	836,986
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/2021	1,530,000	1,537,528
Iowa Finance Authority, Health Care Facilities Rev. (Care Initiatives), “A”, 5.5%, 7/01/2025	2,495,000	2,506,203
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.625%, 12/01/2019	2,640,000	2,759,724
Iowa Student Loan Liquidity Corp. Rev., “A-1”, 4.875%, 12/01/2020	490,000	512,163
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.5%, 12/01/2025	1,190,000	1,283,094
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.6%, 12/01/2026	1,205,000	1,299,605
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.7%, 12/01/2027	140,000	150,090
Iowa Student Loan Liquidity Corp. Rev., “A-2”, 5.75%, 12/01/2028	2,430,000	2,604,207
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset Backed, “B”, 5.6%, 6/01/2034	4,295,000	4,304,191
Scott County, IA, Rev. (Christian Retirement Homes, Inc.), 5.25%, 11/15/2021	2,410,000	2,440,511

		$26,129,171
Kansas - 0.6%
Atchison, KS, Hospital Rev. (Atchison Hospital Assn.), “A”, 6.75%, 9/01/2030	$2,600,000	$2,714,296
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2038	3,600,000	3,903,336
Coffeyville, KS, Electric Utility System Rev., “B”, NATL, 5%, 6/01/2042	1,500,000	1,615,185
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.375%, 5/15/2027	1,185,000	1,202,751
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 7.125%, 5/15/2029	1,555,000	1,719,255
Lenexa, KS, Health Care Facilities Rev. (Lakeview Village, Inc.), 5.5%, 5/15/2039	2,325,000	2,352,203

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Kansas - continued
Overland Park, KS, Special Assessment (Tallgrass Creek), 4.85%, 9/01/2016	$155,000	$155,879
Overland Park, KS, Special Assessment (Tallgrass Creek), 5.125%, 9/01/2028	3,848,000	3,882,209
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “A”, 6.375%, 5/15/2043	4,165,000	4,567,381
Wichita, KS, Health Care Facilities Rev. (Presbyterian Manors, Inc.), “IV-A”, 5%, 5/15/2029	500,000	513,610
Wyandotte County/Kansas City, KS, Unified Government Special Obligation Rev., Capital Appreciation, “B”, 0%, 6/01/2021	20,000	15,118
Wyandotte County/Kansas City, KS, Unified Government Utility System Improvement Rev., “A”, 5%, 9/01/2044	1,740,000	1,993,605

		$24,634,828
Kentucky - 0.9%
Glasgow, KY, Healthcare Rev. (TJ Samson Community Hospital), 6.375%, 2/01/2035	$2,840,000	$3,283,239
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.375%, 11/15/2042	2,915,000	2,977,352
Kentucky Economic Development Finance Authority Health Care Rev. (Masonic Homes of Kentucky, Inc.), 5.5%, 11/15/2045	1,325,000	1,360,815
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.25%, 5/15/2041	3,000,000	3,502,440
Kentucky Economic Development Finance Authority Rev. (Masonic Home Independent Living II), 7.375%, 5/15/2046	1,495,000	1,753,187
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 8/15/2027	815,000	889,149
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6%, 6/01/2030	710,000	813,440
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 6/01/2040	6,255,000	7,212,390
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.5%, 3/01/2045	1,955,000	2,260,391
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 10/01/2036	5,180,000	5,248,324
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “A”, 6.25%, 6/01/2039	1,635,000	1,840,421
Owen County, KY, Waterworks System Rev. (American Water Co. Project), “B”, 5.625%, 9/01/2039	1,830,000	2,039,407
University of Kentucky, General Receipts, “A”, 5%, 4/01/2036	1,460,000	1,726,581

		$34,907,136
Louisiana - 2.1%
Jefferson Parish, LA, Hospital Service District No. 1 (West Jefferson Medical Center), “A”, 6%, 1/01/2039 (Prerefunded 1/01/2021)	$1,500,000	$1,823,880
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.25%, 7/01/2031	3,200,000	3,640,736
Jefferson Parish, LA, Hospital Service District No. 2 (East Jefferson General Hospital), 6.375%, 7/01/2041	2,000,000	2,279,920
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2021	1,705,000	2,012,343
Louisiana Citizens Property Insurance Corp. Rev., AGM, 5%, 6/01/2022	1,365,000	1,643,624
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 5.625%, 6/01/2045	6,355,000	6,500,974
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “A”, 7%, 6/01/2036 (Prerefunded 6/01/2016)	1,530,000	1,553,516
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (CDF Healthcare), “C”, 7%, 6/01/2036 (Prerefunded 6/01/2016)	1,225,000	1,231,591
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6%, 11/15/2035	1,145,000	1,169,984
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (St. James Place of Baton Rouge Project), “A”, 6.25%, 11/15/2045	4,435,000	4,540,376
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), 6.75%, 11/01/2032	5,000,000	5,417,500
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A”, 6.5%, 8/01/2029	2,990,000	3,564,469
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westlake Chemical), “A-2”, 6.5%, 11/01/2035	4,000,000	4,812,040
Louisiana Local Government, Environmental Facilities & Community Development Authority Rev. (Westside Rehab Center Project), “A”, 6.85%, 10/01/2036	6,995,000	7,185,194
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 12/01/2034	6,470,000	7,035,284
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2040	2,675,000	3,011,114
New Orleans, LA, Aviation Board General Airport Rev. (North Terminal Project), “B”, 5%, 1/01/2045	1,150,000	1,288,058

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Louisiana - continued
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 1/01/2030	$2,050,000	$2,281,220
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2040	655,000	750,106
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2040	875,000	1,004,150
New Orleans, LA, Sewerage Service Rev., 5%, 6/01/2045	2,405,000	2,741,965
New Orleans, LA, Sewerage Service Rev., 5%, 12/01/2045	1,095,000	1,247,884
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2030	3,000,000	3,624,750
Shreveport, LA, Water and Sewer Rev., AGM, 5%, 12/01/2034	930,000	1,104,440
St. Charles Parish, LA, Gulf Zone Opportunity Zone Rev. (Valero Energy Corp.), 4%, 12/01/2040 (Put Date 6/01/2022)	8,660,000	9,444,509

		$80,909,627
Maine - 0.4%
Maine Finance Authority Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 6.25%, 1/01/2025 (Put Date 2/01/2017)	$3,985,000	$4,084,745
State of Maine, “B”, 5%, 6/01/2021	9,675,000	11,554,949

		$15,639,694
Maryland - 0.6%
Anne Arundel County, MD, Special Obligation (National Business Park-North Project), 6.1%, 7/01/2040	$1,320,000	$1,396,428
Anne Arundel County, MD, Special Obligation (VLG South Waugh Chapel Project), 6.25%, 7/01/2040	4,700,000	4,972,365
Baltimore, MD, Special Obligation (East Baltimore Research Park Project), “A”, 7%, 9/01/2038	2,600,000	2,767,406
Maryland Economic Development Corp. Adjustable Mode Rev. Refunding (Constellation Energy Group, Inc. Project), “B”, 2.55%, 12/01/2025 (Put Date 6/01/2020)	3,155,000	3,203,492
Maryland Economic Development Corp. Rev. (Port America Chesapeake Terminal Project), “B”, 5.375%, 6/01/2025	885,000	977,129
Maryland Economic Development Corp., Senior Student Housing Rev. (University of Maryland, College Park Projects), AGM, 5%, 6/01/2035	820,000	982,368
Maryland Health & Higher Educational Facilities Authority Rev. (Charlestown Community), 6.25%, 1/01/2041	2,360,000	2,723,086
State of Maryland, “B”, 4%, 8/01/2027	3,105,000	3,552,337
Westminster, MD, Refunding Rev. (Carroll Lutheran Village, Inc.), 5.125%, 7/01/2040	2,600,000	2,758,756

		$23,333,367
Massachusetts - 3.0%
Massachusetts College Building Authority Rev., “A”, 5%, 5/01/2031	$2,535,000	$3,031,657
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037	9,250,000	9,560,060
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2021	685,000	787,099
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2022	685,000	802,676
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2023	510,000	608,272
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2024	1,250,000	1,512,500
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2029	1,450,000	1,713,639
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2030	3,015,000	3,545,308
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2031	835,000	976,942
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2035	9,160,000	10,556,992
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2031	869,621	874,247
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2039	218,601	219,764
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-1”, 6.25%, 11/15/2046	525,000	527,793
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), “A-2”, 5.5%, 11/15/2046	58,153	53,008
Massachusetts Development Finance Agency Rev. (Linden Ponds, Inc.), Capital Appreciation, “B”, 0%, 11/15/2056	289,249	1,672
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.25%, 11/15/2033	1,350,000	1,467,302
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043	2,080,000	2,265,432
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 4%, 4/15/2020	90,000	96,750
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2025	170,000	198,869
Massachusetts Development Finance Agency Rev. (Simmons College), “H”, SYNCORA, 5.25%, 10/01/2033	430,000	530,710
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2024	1,400,000	1,712,186
Massachusetts Development Finance Agency Rev. (Simmons College), “K-1”, 5%, 10/01/2025	800,000	987,752
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “I”, 5%, 7/01/2036	1,685,000	1,954,432
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2028	960,000	1,137,370
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “A”, 4.875%, 11/01/2027	3,585,000	3,602,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Massachusetts - continued
Massachusetts Development Finance Agency, Resource Recovery Rev. (Covanta Energy Project), “C”, 5.25%, 11/01/2042	$11,780,000	$11,837,604
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 12/01/2042 (Prerefunded 5/01/2019)	685,000	783,955
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2030	2,030,000	2,177,500
Massachusetts Educational Financing Authority, Education Loan Rev, “A”, 4.25%, 1/01/2031	1,375,000	1,466,355
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 1/01/2030	1,735,000	1,822,114
Massachusetts Educational Financing Authority, Education Loan Rev., “I-A”, 5.5%, 1/01/2022	250,000	282,720
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.7%, 7/01/2026	1,730,000	1,810,272
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 4.9%, 7/01/2028	1,800,000	1,889,226
Massachusetts Health & Educational Facilities Authority Rev. (Harvard University), 5.5%, 11/15/2036 (u)	25,000,000	27,931,000
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 7/01/2030	6,130,000	7,021,425
Massachusetts Housing Finance Agency, Single Family Housing Rev., “169”, 4%, 12/01/2029	1,585,000	1,717,950
Massachusetts Housing Finance Agency, Single Family Housing Rev., “177”, 4%, 6/01/2039	1,265,000	1,363,278
Massachusetts Port Authority Special Facilities Rev. (ConRAC Project), “A”, 5.125%, 7/01/2041	340,000	381,109
Massachusetts Port Authority Special Facilities Rev. (Delta Air Lines Project, Inc.), “A”, AMBAC, 5%, 1/01/2027	2,760,000	2,770,736

		$111,980,171
Michigan - 2.9%
Detroit, MI, Sewage Disposal System Rev., Senior Lien, “A”, 5.25%, 7/01/2039	$9,635,000	$10,721,443
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2019	3,270,000	3,646,900
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, 5%, 7/01/2020	3,275,000	3,743,980
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2016	1,695,000	1,707,526
Detroit, MI, Water & Sewerage Department, Senior Lien Sewage Disposal System Rev., “A”, AGM, 5%, 7/01/2039	3,190,000	3,535,541
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2023	1,020,000	1,026,967
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5%, 7/01/2036	375,000	409,541
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, 5.25%, 7/01/2041	2,055,000	2,264,548
Detroit, MI, Water Supply System Rev., Senior Lien, “A”, AGM, 5%, 7/01/2025	155,000	156,059
Detroit, MI, Water Supply System Rev., Senior Lien, “C”, 5%, 7/01/2041	535,000	583,209
Grand Valley, MI, State University Rev., 5.5%, 12/01/2027 (Prerefunded 12/01/2016)	1,015,000	1,044,232
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.375%, 5/15/2027	750,000	758,858
Kalamazoo, MI, Economic Development Corp. Rev. (Heritage Community), 5.5%, 5/15/2036	3,050,000	3,080,073
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 3.875%, 10/01/2023	635,000	695,065
Michigan Finance Authority (City of Detroit Financial Recovery Income Tax Rev.), “F”, 4%, 10/01/2024	800,000	875,344
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), 5%, 11/01/2044	8,675,000	9,992,212
Michigan Finance Authority Hospital Rev. (Beaumont Health Credit Group), “A”, 5%, 8/01/2033	1,105,000	1,289,237
Michigan Finance Authority Hospital Rev. (Sparrow Obligated Group), 5%, 11/15/2045	7,000,000	8,059,030
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2033	875,000	1,015,140
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	2,070,000	2,390,747
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2034	885,000	1,022,131
Michigan Finance Authority Local Government Loan Program Rev. (Detroit Water and Sewerage Department Sewage Disposal System Rev. Refunding Second Lien Local Project), “C”, 5%, 7/01/2035	1,355,000	1,557,938
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-1”, 5%, 7/01/2044	2,375,000	2,595,923
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-2”, 5%, 7/01/2044	1,365,000	1,459,717
Michigan Finance Authority Rev. (Detroit Water and Sewerage Department), “C-6”, 5%, 7/01/2033	2,280,000	2,618,922
Michigan Hospital Finance Authority Rev. (Henry Ford Health System), 5.75%, 11/15/2039	4,405,000	5,009,586
Michigan Housing Development Authority, “A”, 4%, 6/01/2046	7,000,000	7,608,160
Michigan Strategic Fund (Waste Management, Inc.), 1.5%, 8/01/2027 (Put Date 8/01/2017)	4,505,000	4,505,721
Michigan Strategic Fund Ltd. Obligation Rev. (Detroit Edison Co.), 5.625%, 7/01/2020	1,050,000	1,224,972
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), “V”, 8.25%, 9/01/2039 (Prerefunded 9/01/2018)	6,945,000	8,147,874
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, 5%, 12/01/2044	2,215,000	2,501,643
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “B”, BAM, 5%, 12/01/2039	750,000	860,978
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2039	575,000	632,661

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Michigan - continued
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “C”, 5%, 12/01/2044	$1,240,000	$1,354,787
Wayne County, MI, Airport Authority Rev. (Detroit Metropolitan Wayne County Airport), “D”, AGM, 5%, 12/01/2040	8,165,000	9,502,019
Western Michigan University Rev., “A”, 5%, 11/15/2040	1,250,000	1,439,250
Western Michigan University Rev., “A”, 5%, 11/15/2045	1,850,000	2,114,384

		$111,152,318
Minnesota - 0.4%
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.25%, 7/01/2030	$410,000	$419,254
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2035	540,000	553,635
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.5%, 7/01/2040	610,000	617,399
Brooklyn Park, MN, Charter School Lease Rev. (Athlos Leadership Academic Project), “A”, 5.75%, 7/01/2046	1,145,000	1,169,755
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.25%, 7/01/2040	500,000	530,595
Deephaven, MN, Charter School Lease Rev. (Eagle Ridge Academy Project), “A”, 5.5%, 7/01/2050	3,000,000	3,204,600
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 12/01/2040	3,055,000	3,363,280
Minnesota Housing Finance Agency, Residential Housing, “A”, 4%, 1/01/2041	1,815,000	1,957,242
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.375%, 9/01/2031	630,000	719,447
St. Paul, MN, Housing & Redevelopment Authority Charter School Lease Rev. (Nova Classical Academy), “A”, 6.625%, 9/01/2042	1,260,000	1,448,168
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.45%, 8/01/2028	250,000	264,903
St. Paul, MN, Port Authority Rev. (Energy Park Utility Co. Project), 5.7%, 8/01/2036	1,250,000	1,323,288

		$15,571,566
Mississippi - 0.4%
Jackson County, MS, Utility Authority Rev. (Water and Wastewater Treatment System), AGM, 5%, 9/01/2040	$2,345,000	$2,693,537
Mississippi Development Bank Special Obligation (Greenville, MS Project), 5%, 4/01/2027	1,195,000	1,229,500
Mississippi Home Corp. Rev. (Kirkwood Apartments Project), 6.8%, 11/01/2037 (d)(q)	3,660,000	2,539,418
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2022	1,845,000	2,145,089
Mississippi Hospital Equipment & Facilities Authority Rev. (Baptist Memorial Healthcare), “A”, 5%, 9/01/2023	4,810,000	5,653,818

		$14,261,362
Missouri - 1.0%
Dardenne, MO, Town Square Transportation Development District, “A”, 5%, 5/01/2026 (d)(q)	$2,495,000	$898,175
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.125%, 9/01/2025	1,070,000	1,151,545
Grundy County, MO, Industrial Development Authority Health Facilities Rev. (Wright Memorial Hospital), 6.75%, 9/01/2034	1,590,000	1,724,244
Missouri Health & Educational Facilities Authority Rev. (A.T. Still University Health Services), 5%, 10/01/2039	465,000	532,783
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2040	1,650,000	1,800,596
Missouri Health & Educational Facilities Authority Rev. (Bethesda Health Group, Inc.), 5%, 8/01/2045	2,300,000	2,498,973
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2035	3,190,000	3,512,381
Missouri Health & Educational Facilities Authority Rev. (Lutheran Senior Service Projects), “A”, 5%, 2/01/2044	795,000	869,690
Missouri Health & Educational Facilities Authority Rev. (SSM Health Care), “A”, 5%, 6/01/2031	1,735,000	2,045,270
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2036	495,000	562,464
Missouri Health & Educational Facilities Authority, Senior Living Facilities Rev. (Lutheran Senior Services Project), “A”, 5%, 2/01/2046	1,155,000	1,299,109
Missouri Housing Development Commission, Single Family Mortgage Rev. (First Place Homeownership Loan Program), “A”, GNMA, 3.75%, 5/01/2038	1,375,000	1,480,916
Missouri Housing Development Commission, Single Family Mortgage Rev. (Special Home Ownership Loan Program), “B”, GNMA, 4%, 11/01/2040	1,310,000	1,408,853
Osage Beach, MO, Tax Increment Rev. (Prewitts), 4.8%, 5/01/2016	375,000	375,008
Osage Beach, MO, Tax Increment Rev. (Prewitts), 5%, 5/01/2023	1,500,000	1,499,895
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2030	695,000	731,905
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5%, 8/15/2035	490,000	506,150
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “A”, 5.125%, 8/15/2045	1,320,000	1,356,749
St. Louis County, MO, Industrial Development Authority Health Facilities Rev. (Nazareth Living Center), “B-2”, 3.85%, 8/15/2020	270,000	270,618
St. Louis County, MO, Industrial Development Authority Senior Living Facilities Rev. (St. Andrews Resources for Seniors Obligated Group), “B”, 3.125%, 12/01/2019	3,195,000	3,203,595

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Missouri - continued
St. Louis, MO, Industrial Development Authority Rev. (St. Andrew’s Resources for Seniors Obligated Group), “A”, 5.125%, 12/01/2045	$3,620,000	$3,788,728
St. Louis, MO, Land Clearance Redevelopment Authority, Facilities Improvement Special Rev. (Kiel Opera House), “B”, 7%, 9/01/2035	4,320,000	4,511,376

		$36,029,023
Nebraska - 0.1%
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 3%, 3/01/2044	$1,010,000	$1,038,421
Nebraska Investment Finance Authority, Single Family Housing Rev., “A”, 4%, 9/01/2044	2,160,000	2,317,097

		$3,355,518
Nevada - 0.1%
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5%, 12/15/2035	$1,715,000	$1,758,390
Director of the State of Nevada, Department of Business and Industry, Charter School Lease Rev. (Somerset Academy), “A”, 5.125%, 12/15/2045	2,205,000	2,241,735

		$4,000,125
New Hampshire - 0.9%
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 10/01/2027	$4,935,000	$5,595,648
New Hampshire Business Finance Authority Rev. (Huggins Hospital), 6.875%, 10/01/2039	805,000	859,982
New Hampshire Business Finance Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc. Project), 4%, 4/01/2029 (Put Date 10/01/2019)	985,000	1,014,520
New Hampshire Health & Education Facilities Authority Rev. (Dartmouth College), 5.25%, 6/01/2039 (u)	20,000,000	22,386,400
New Hampshire Health & Education Facilities Authority Rev. (Rivermead), “A”, 6.875%, 7/01/2041	2,625,000	2,970,030

		$32,826,580
New Jersey - 6.0%
Bayonne, NJ, Redevelopment Agency (Royal Caribbean Project), “A”, 5.375%, 11/01/2035	$2,500,000	$2,507,625
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2036	1,100,000	1,314,896
Middlesex County, NJ, New Brunswick City Guaranteed Parking Rev., “A”, BAM, 5%, 9/01/2039	1,100,000	1,305,161
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2027	200,000	236,118
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2028	605,000	709,042
New Jersey Building Authority Rev., “A”, BAM, 5%, 6/15/2029	710,000	827,257
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2029	445,000	498,832
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2030	690,000	771,130
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2031	2,570,000	2,855,476
New Jersey Casino Reinvestment Development Authority, Luxury Tax Rev., AGM, 5%, 11/01/2032	1,305,000	1,444,896
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 5.75%, 10/01/2021	200,000	217,228
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2028	1,500,000	1,847,955
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), 6.5%, 4/01/2031	9,985,000	12,061,281
New Jersey Economic Development Authority Rev. (Kapkowski Road Landfill Project), “B”, 6.5%, 4/01/2018	1,220,000	1,301,764
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.375%, 1/01/2024	650,000	674,096
New Jersey Economic Development Authority Rev. (Lions Gate Project), 4.875%, 1/01/2029	2,300,000	2,406,950
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5%, 1/01/2034	2,850,000	2,965,796
New Jersey Economic Development Authority Rev. (Lions Gate Project), 5.25%, 1/01/2044	1,695,000	1,774,919
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2021	105,000	117,983
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2022	615,000	701,057
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2023	705,000	809,403
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2030	985,000	1,104,037
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2035	1,510,000	1,665,017

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New Jersey - continued
New Jersey Economic Development Authority Rev. (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), “A”, 5%, 1/01/2048	$410,000	$443,833
New Jersey Economic Development Authority Rev. (Seabrook Village, Inc.), 5.25%, 11/15/2036 (Prerefunded 11/15/2016)	2,735,000	2,803,895
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5.5%, 1/01/2027	325,000	378,846
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), 5%, 1/01/2028	325,000	366,155
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5%, 1/01/2031	975,000	1,098,747
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 1/01/2039	1,060,000	1,183,278
New Jersey Economic Development Authority Rev. (The Goethals Bridge Replacement Project), AGM, 5.125%, 7/01/2042	530,000	589,371
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 4.875%, 9/15/2019	8,540,000	9,050,436
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.125%, 9/15/2023	7,870,000	8,774,184
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), 5.25%, 9/15/2029	5,770,000	6,386,640
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “A”, 5.625%, 11/15/2030	1,820,000	2,085,083
New Jersey Economic Development Authority, Special Facilities Rev. (Continental Airlines, Inc.), “B”, 5.625%, 11/15/2030	8,595,000	9,846,862
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 12/01/2032 (Prerefunded 6/01/2019)	4,280,000	5,128,895
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, ETM, 6%, 12/01/2017	2,335,000	2,468,329
New Jersey Health Care Facilities, Financing Authority Rev. (St. Joseph’s Healthcare System), 6.625%, 7/01/2038	8,000,000	8,779,680
New Jersey Health Care Facilities, Financing Authority Rev. (University Hospital), “A”, AGM, 5%, 7/01/2046	10,225,000	11,668,770
New Jersey Higher Education Assistance Authority Senior Student Loan Rev., “1A”, 3.5%, 12/01/2029	3,415,000	3,420,532
New Jersey Higher Education Assistance Authority Student Loan Rev., “A”, ASSD GTY, 6.125%, 6/01/2030	2,405,000	2,588,021
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.5%, 6/01/2023	17,610,000	17,911,307
New Jersey Tobacco Settlement Financing Corp., “1-A”, 4.75%, 6/01/2034	31,335,000	29,416,985
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 6/01/2041	67,205,000	63,504,693
New Jersey Tobacco Settlement Financing Corp., Capital Appreciation, “1-C”, 0%, 6/01/2041	400,000	104,688

		$228,117,149
New Mexico - 0.6%
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 6/01/2040	$11,915,000	$13,537,108
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5%, 8/15/2017	100,000	100,465
New Mexico Hospital Equipment Loan Council, Hospital Rev. (Rehoboth McKinley Christian Hospital), “A”, 5.25%, 8/15/2026	1,580,000	1,596,811
New Mexico Municipal Energy Acquisition Authority, Gas Supply Rev., “A”, 5%, 11/01/2039 (Put Date 8/01/2019)	8,250,000	9,203,370

		$24,437,754
New York - 6.0%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 7/15/2030	$2,265,000	$2,590,050
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2020	155,000	176,117
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2022	415,000	488,795
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2024	210,000	252,886
Buffalo & Erie County, NY, Industrial Land Development Corp. Rev. (Catholic Health System, Inc.), 5%, 7/01/2025	155,000	187,502
Build NYC Resource Corp. Rev. (Albert Einstein School of Medicine, Inc.), 5.5%, 9/01/2045	8,235,000	9,230,200
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 5.75%, 7/01/2033	3,860,000	3,851,315
Build NYC Resource Corp. Rev. (International Leadership Charter School Project), 6%, 7/01/2043	4,025,000	3,997,912
Build NYC Resource Corp. Solid Waste Disposal Rev. (Pratt Paper, Inc. Project), 5%, 1/01/2035	3,360,000	3,647,347
Chautauqua County, NY, Capital Resource Corp. Rev. (Women’s Christian Assn.), “A”, 8%, 11/15/2030	3,890,000	3,957,219
East Rochester, NY, Housing Authority Rev. (Woodland Village Project), 5.5%, 8/01/2033	600,000	607,122
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5%, 2/15/2047	3,340,000	3,437,862
Hudson Yards, NY, Infrastructure Corp. Rev., “A”, 5.75%, 2/15/2047	3,230,000	3,797,608
Liberty, NY, Development Corp. Rev. (Goldman Sachs Headquarters), 5.25%, 10/01/2035	26,495,000	33,639,112
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2034	785,000	909,360
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2040	2,130,000	2,423,514
New Rochelle, NY, Corp. for Local Development Rev. (Iona College Project), “A”, 5%, 7/01/2045	990,000	1,118,868
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 8/15/2030	1,570,000	1,781,856
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2/15/2035	975,000	1,095,539
New York Dormitory Authority Rev., Non-State Supported Debt (Orange Regional Medical Center), 5%, 12/01/2040	1,000,000	1,099,530
New York Energy Research & Development Authority Pollution Control Rev. (New York Electric & Gas Corp. Project), “C”, 2%, 6/01/2029 (Put Date 5/01/2020)	3,015,000	3,075,360

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
New York - continued
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044	$12,985,000	$14,063,274
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “2”, 5.375%, 11/15/2040	5,850,000	6,445,004
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “3”, 7.25%, 11/15/2044	3,970,000	4,883,021
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 7/15/2049	4,760,000	5,356,523
New York, NY, “J-9”, FRN, 0.79%, 8/01/2027	3,355,000	3,351,679
New York, NY, City Housing Development Corp., Multifamily Housing Rev. (8 Spruce Street), “F”, 4.5%, 2/15/2048	10,911,318	11,596,767
New York, NY, City Industrial Development Agency Rev. (Yankee Stadium Project), “A”, ASSD GTY, 7%, 3/01/2049	10,000,000	11,627,800
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.625%, 8/01/2025	18,935,000	19,455,902
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), 7.75%, 8/01/2031	8,045,000	8,268,892
New York, NY, City Industrial Development Agency Special Facility Rev. (American Airlines, Inc. - JFK International Airport Project), “B”, 2%, 8/01/2028 (Put Date 8/01/2016)	6,400,000	6,412,096
New York, NY, Municipal Water Finance Authority, Water & Sewer Systems Rev., “CC”, 5%, 6/15/2047	1,330,000	1,562,457
Niagara County, NY, Industrial Development Agency, Solid Waste Disposal Rev. (Covanta Energy Project), “A”, 5.25%, 11/01/2042	12,055,000	12,235,102
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2025	505,000	569,771
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5.125%, 7/01/2031	510,000	577,402
Onondaga, NY, Civic Development Corp. Rev. (St. Joseph’s Hospital Health Center), 5%, 7/01/2042	3,110,000	3,802,784
Orange County, NY, Funding Corp. Assisted Living Residence Rev. (The Hamlet at Wallkill Assisted Living Project), 6.5%, 1/01/2046	3,000,000	3,046,590
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2036	2,435,000	2,861,149
Port Authority of NY & NJ, Special Obligation Rev. (JFK International Air Terminal LLC), 6%, 12/01/2042	2,780,000	3,262,803
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, 5%, 12/01/2023 (n)	6,470,000	6,656,854
Seneca Nation of Indians, NY, Capital Improvements Authority, Special Obligation, “A”, 5.25%, 12/01/2016 (n)	45,000	45,751
Tobacco Settlement Asset Securitization Corporation, NY, “1”, 5%, 6/01/2026	10,730,000	10,754,143
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), “B”, 7%, 9/15/2044	2,010,000	2,091,023
Ulster County, NY, Capital Resource Corp Rev. (Health Alliance Senior Living- Woodland Pond at New Paltz), Convertible Capital Appreciation, “A”, 0% to 9/15/2019, 7.5% to 9/15/2044	905,000	716,706
Ulster County, NY, Industrial Development Agency (Woodland Pond), “A”, 6%, 9/15/2037	5,620,000	5,719,755

		$226,728,322
North Carolina - 0.5%
North Carolina Housing Finance Agency Rev., “30-A”, 5.25%, 7/01/2039	$8,530,000	$8,613,082
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Church Homes and Services), “A”, 5%, 9/01/2037	1,260,000	1,291,261
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2030	355,000	424,264
North Carolina Medical Care Commission Retirement Facilities First Mortgage Rev. (United Methodist Retirement Homes), “A”, 5%, 10/01/2031	120,000	142,224
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2025	1,030,000	1,139,129
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2030	1,310,000	1,398,019
North Carolina Medical Care Commission, Health Care Facilities Rev. (Pennybyrn at Maryfield), 5%, 10/01/2035	750,000	795,998
North Carolina Medical Care Commission, Retirement Facilities First Mortgage Rev. (Aldersgate), 5%, 7/01/2045	1,325,000	1,414,915
University of North Carolina at Wilmington (Student Housing Projects), 5%, 6/01/2029	1,190,000	1,419,135
University of North Carolina, Greensboro, Rev., 5%, 4/01/2039	955,000	1,111,439

		$17,749,466
North Dakota - 0.1%
North Dakota Housing Finance Agency Rev. (Home Mortgage Finance Program), “A”, 4%, 7/01/2034	$905,000	$972,432
North Dakota Housing Finance Agency Rev., (Home Mortgage Finance Program), “B”, 4%, 1/01/2036	1,625,000	1,768,764

		$2,741,196
Ohio - 7.0%
American Municipal Power, Inc. (Prairie State Energy Campus Project), “A”, 5%, 2/15/2042	$3,440,000	$3,912,312
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 6/01/2045	5,990,000	6,477,406

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Ohio - continued
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.125%, 6/01/2024	$28,745,000	$27,704,144
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.375%, 6/01/2024	17,075,000	16,541,236
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2030	3,310,000	3,219,041
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6%, 6/01/2042	21,225,000	20,907,262
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 5.875%, 6/01/2047	7,930,000	7,672,513
Buckeye, OH, Tobacco Settlement Financing Authority Rev., “A-2”, 6.5%, 6/01/2047	69,705,000	69,792,131
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.75%, 6/01/2034	4,485,000	4,276,896
Buckeye, OH, Tobacco Settlement Financing Authority, “A-3”, 6.25%, 6/01/2037	11,535,000	11,499,357
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.5%, 11/01/2040	5,435,000	6,342,536
Butler County, OH, Hospital Facilities Rev. (UC Health), 5.75%, 11/01/2040	2,210,000	2,606,098
Cleveland-Cuyahoga County, OH, Port Authority Development Rev. (Euclid Avenue Development Corp. Project), 5%, 8/01/2044	1,025,000	1,120,489
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Fairmount), “B”, 5.125%, 5/15/2025	365,000	366,037
Cleveland-Cuyahoga County, OH, Port Authority Rev. (Flats East Development Project), 7%, 5/15/2040	1,135,000	1,296,091
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2034	1,380,000	1,549,050
Franklin County, OH, Health Care Facilities Improvement Rev. (Friendship Village of Dublin, OH, Inc.), 5%, 11/15/2044	2,055,000	2,290,565
Gallia County, OH, Hospital Facilities Rev. (Holzer Health Systems), “A”, 8%, 7/01/2042	8,480,000	10,030,144
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043 (Prerefunded 8/15/2018)	2,410,000	2,697,272
Lake County, OH, Hospital Facilities Rev., 6%, 8/15/2043	460,000	504,091
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.375%, 4/01/2030	2,235,000	2,484,962
Montgomery County, OH, Health Care & Multifamily Housing Rev. (St. Leonard), 6.625%, 4/01/2040	3,230,000	3,604,971
Montgomery County, OH, Hospital Facilities Rev. (Kettering Health Network Obligated Project), 4%, 8/01/2047	5,660,000	5,875,872
Ohio Air Quality Development Authority Rev. (FirstEnergy Corp.), “A”, 5.7%, 8/01/2020	4,335,000	4,882,207
Ohio Tax Exempt Private Activity (Portsmouth Bypass Project), AGM, 5%, 12/31/2035	7,865,000	9,029,177
Riversouth, OH, Authority Rev. (Lazarus Building), “A”, 5.75%, 12/01/2027	3,975,000	4,193,347
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.625%, 2/15/2031	1,370,000	1,472,723
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2/15/2038	4,100,000	4,395,159
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2029	690,000	760,891
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.75%, 12/01/2032	3,725,000	4,237,709
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2035	1,520,000	1,595,681
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5%, 12/01/2043	1,715,000	1,786,618
Southeastern Ohio Port Authority, Hospital Facilities Improvement Rev. (Memorial Health System Obligated Group Project), 5.5%, 12/01/2043	2,100,000	2,323,776
Summit County, OH, Port Authority Building Rev. (Flats East Development Recovery Zone Facility Bonds), 6.875%, 5/15/2040	420,000	472,870
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 5/15/2025	475,000	475,399
Summit County, OH, Port Authority Building Rev. (Workforce Policy Board), “F”, 4.875%, 11/15/2025	2,150,000	2,151,333
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2038 (u)	3,355,000	3,865,195
The Ohio State University, Special Purpose Rev., “A”, 5%, 6/01/2043 (u)	8,150,000	9,332,810

		$263,745,371
Oklahoma - 0.9%
Fort Sill Apache Tribe, OK, Economic Development Authority, Gaming Enterprise., “A”, 8.5%, 8/25/2026 (n)	$2,710,000	$3,270,699
Norman, OK, Regional Hospital Authority Rev., 5%, 9/01/2027	1,350,000	1,387,989
Norman, OK, Regional Hospital Authority Rev., 5.375%, 9/01/2029	795,000	802,123
Oklahoma Development Finance Authority Continuing Care Retirement Community Rev. (Inverness Village), 5.75%, 1/01/2037	3,720,000	3,916,193
Oklahoma Development Finance Authority, First Mortgage Rev. (Sommerset Project), 5%, 7/01/2042	1,390,000	1,468,424
Tulsa County, OK, Industrial Authority, Senior Living Community Rev. (Montereau, Inc.), “A”, 7.25%, 11/01/2045	3,500,000	3,835,790
Tulsa, OK, Airport Improvement Trust Rev., “A”, 5%, 6/01/2045	660,000	726,271
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 10/01/2027	4,795,000	5,540,335
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), 5%, 6/01/2035 (Put Date 6/01/2025)	2,005,000	2,297,830
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 6/01/2035	3,205,000	3,553,287

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Oklahoma - continued
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.), “B”, 5.5%, 12/01/2035	$6,615,000	$7,333,852

		$34,132,793
Oregon - 0.3%
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 4.5%, 5/01/2029	$655,000	$718,312
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2030	215,000	253,986
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2036	1,100,000	1,268,740
Forest Grove, OR, Campus Improvement Rev. (Pacific University Project), “A”, 5%, 5/01/2040	815,000	902,083
Forest Grove, OR, Student Housing Rev. (Oak Tree Foundation, Inc.), 5.5%, 3/01/2037	2,815,000	2,866,627
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.125%, 9/01/2030	2,475,000	2,646,839
Oregon Facilities Authority Rev. (Concordia University Project), “A”, 6.375%, 9/01/2040	4,100,000	4,431,485

		$13,088,072
Pennsylvania - 5.3%
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 5.9%, 10/15/2028	$1,305,000	$1,404,415
Allegheny County, PA, Higher Education Building Authority Rev. (Robert Morris University), “A”, 6%, 10/15/2038	2,025,000	2,179,791
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2035	1,110,000	1,200,731
Allentown, PA, Neighborhood Improvement Zone Development Authority Tax Rev., “A”, 5%, 5/01/2042	4,605,000	4,919,614
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2027	620,000	626,101
Bucks County, PA, Industrial Development Authority Rev. (Lutheran Community Telford Center), 5.75%, 1/01/2037	800,000	805,616
Chartiers Valley, PA, Industrial & Commercial Development Authority (Asbury Health Center Project), 5.75%, 12/01/2022	500,000	506,570
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5.25%, 12/01/2045	1,730,000	1,782,488
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2030	815,000	856,141
Chester County, PA, Health & Educational Facilities Authority Rev. (Simpson Senior Services Project), “A”, 5%, 12/01/2035	815,000	836,834
Clairton, PA, Municipal Authority, “B”, 5%, 12/01/2037	1,735,000	1,952,049
Clarion County, PA, Industrial Development Authority, Student Housing Rev. (Clarion University Foundation, Inc.), 5%, 7/01/2034	330,000	356,615
Commonwealth of Pennsylvania, State Public School Building Authority Lease Rev. (School District of Philadelphia Project), 5%, 4/01/2028	1,740,000	1,881,845
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2030	1,035,000	1,110,462
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6%, 1/01/2040	4,300,000	4,587,713
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 5.25%, 1/01/2041	965,000	1,012,883
Cumberland County, PA, Municipal Authority Rev. (Asbury Atlantic, Inc.), 6.125%, 1/01/2045	7,220,000	7,722,151
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2021	685,000	770,673
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2022	1,660,000	1,892,284
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 5%, 1/01/2023	855,000	985,011
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029 (Prerefunded 1/01/2019)	815,000	926,476
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.125%, 1/01/2029	90,000	101,063
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039 (Prerefunded 1/01/2019)	6,355,000	7,266,053
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries Project), 6.375%, 1/01/2039	705,000	799,851
Dallas, PA, Area Municipal Authority Rev. (Misericordia University Project), 5%, 5/01/2029	1,335,000	1,480,635
Delaware County, PA, Authority College Rev. (Neumann University), 6%, 10/01/2025 (Prerefunded 10/01/2018)	510,000	573,490
Delaware County, PA, Authority University Rev. (Neumann University), 6.125%, 10/01/2034 (Prerefunded 10/01/2018)	250,000	281,870
Delaware Valley, PA, Regional Finance Authority, 5.75%, 7/01/2017	3,520,000	3,718,141
Delaware Valley, PA, Regional Finance Authority, AMBAC, 5.5%, 8/01/2018	1,680,000	1,834,258
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2039	325,000	350,032
East Hempfield, PA, Industrial Development Authority Rev. (Millersville University Student Services), 5%, 7/01/2046	180,000	192,562
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2030	330,000	368,260
East Hempfield, PA, Industrial Development Authority Rev. (Student Services, Inc., Student Housing Project at Millersville University of Pennsylvania), 5%, 7/01/2035	420,000	459,724
Erie, PA, Water Authority Rev., AGM, 5%, 12/01/2049	2,325,000	2,691,932
Fulton County, PA, Industrial Development Authority Hospital Rev. (Medical Center Project), 5%, 7/01/2040	4,245,000	4,500,846
Lancaster County, PA, Hospital Authority Health System Rev. (Landis Homes Retirement Community Project), “A”, 5%, 7/01/2045	2,500,000	2,643,000

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Pennsylvania - continued
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2027	$580,000	$702,954
Lancaster County, PA, Hospital Authority Health System Rev. (Masonic Villages Project), 5%, 11/01/2035	210,000	242,036
Lehigh County, PA, Water and Sewer Authority Rev. (Allentown Concession), “A”, 5%, 12/01/2043	7,735,000	8,834,144
Luzerne County, PA, “A”, AGM, 5%, 11/15/2029	6,760,000	7,817,129
Montgomery County, PA, Higher Education & Health Authority Rev. (AHF/Montgomery), 6.875%, 4/01/2036	4,315,000	4,409,153
Montgomery County, PA, Industrial Development Authority Pollution Control Rev. (Peco Energy Company Project), “A”, 2.55%, 6/01/2029 (Put Date 6/01/2020)	1,025,000	1,038,141
Montgomery County, PA, Industrial Development Authority Rev. (Albert Einstein Healthcare Network Issue), “A”, 5.25%, 1/15/2036	8,510,000	9,504,308
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care Retirement Community Project), 5.375%, 1/01/2050	8,275,000	8,387,375
Moon Industrial Development Authority Rev. (Baptist Homes Society), 6.125%, 7/01/2050	3,915,000	4,049,167
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 8/15/2040	1,075,000	1,161,957
Northeastern PA, Hospital & Education Authority Rev. (Wilkes University Project), “A”, 5%, 3/01/2037	1,355,000	1,546,204
Pennsylvania Economic Development Finance Authority Rev, Solid Waste Disposal Rev. (Waste Management, Inc. Project), 0.85%, 8/01/2045 (Put Date 8/01/2016)	12,500,000	12,500,000
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 6/30/2026	590,000	708,513
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2030	2,010,000	2,338,937
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2034	15,950,000	18,275,670
Pennsylvania Economic Development Financing Authority Rev. (The Pennsylvania Rapid Bridge Replacement Project), 5%, 12/31/2038	6,900,000	7,778,853
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 1/01/2032	3,415,000	3,773,609
Pennsylvania Higher Educational Facilities Authority Rev. (East Stroudsburg University), 5%, 7/01/2042	2,525,000	2,610,219
Pennsylvania Higher Educational Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 7/01/2030	740,000	796,566
Pennsylvania Higher Educational Facilities Authority Rev. (Saint Francis University Project), “JJ2”, 6.25%, 11/01/2041	1,545,000	1,762,721
Pennsylvania Higher Educational Facilities Authority Rev. (Shippensburg University Student Services), 6.25%, 10/01/2043	5,500,000	6,168,800
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2037	1,065,000	1,068,067
Philadelphia, PA, Authority for Industrial Development Rev. (Discovery Charter School Project), 6.25%, 4/01/2042	1,950,000	1,939,958
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 4%, 4/01/2026	1,035,000	1,049,387
Philadelphia, PA, Authority for Industrial Development Rev. (KIPP Charter School Project), “B”, 5%, 4/01/2046	1,000,000	1,027,280
Philadelphia, PA, Authority for Industrial Development Rev. (MaST Charter School), 6%, 8/01/2035	470,000	522,339
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.5%, 6/15/2033	2,780,000	2,964,509
Philadelphia, PA, Authority for Industrial Development Rev. (Philadelphia Performing Arts Charter School Project), 6.75%, 6/15/2043	5,820,000	6,224,257
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 6.875%, 6/15/2033	1,145,000	1,301,510
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), 7.375%, 6/15/2043	1,975,000	2,291,059
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 6.75%, 6/15/2033	850,000	976,344
Philadelphia, PA, Authority for Industrial Development Rev. (Tacony Academy Charter School Project), “A-1”, 7%, 6/15/2043	1,670,000	1,931,973
Philadelphia, PA, Municipal Authority Rev., 6.5%, 4/01/2034	1,060,000	1,199,655
Southcentral, PA, General Authority Rev. (WellSpan Health Obligated Group), “A”, 5%, 6/01/2044	3,000,000	3,423,390
Washington County, PA, Redevelopment Authority (Victory Centre Project), “A”, 5.45%, 7/01/2035	730,000	739,264
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2030	395,000	445,422
West Shore, PA, Area Authority Rev. (Messiah Village Project) “A”, 5%, 7/01/2035	690,000	764,858
Wilkes-Barre, PA, Finance Authority Rev. (Wilkes University), 5%, 3/01/2037	3,000,000	3,082,260

		$200,936,168
Puerto Rico - 4.4%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5%, 7/01/2028	$810,000	$837,103
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, ASSD GTY, 5.125%, 7/01/2047	3,355,000	3,421,530
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.5%, 7/01/2029	80,000	85,013

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., AGM, 5.25%, 7/01/2033	$2,800,000	$2,879,828
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., ASSD GTY, 5.25%, 7/01/2034	2,970,000	3,057,764
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “BB”, AMBAC, 5.25%, 7/01/2018	1,305,000	1,323,335
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “CC”, AGM, 5.25%, 7/01/2032	1,080,000	1,109,624
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “D”, AGM, 5%, 7/01/2032	8,245,000	8,266,437
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “J”, NATL, 5%, 7/01/2029	630,000	629,351
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, NATL, 5.25%, 7/01/2035	3,675,000	3,714,690
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “L”, AMBAC, 5.25%, 7/01/2038	15,375,000	15,000,158
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “M”, ASSD GTY, 5%, 7/01/2032	1,130,000	1,139,266
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2030	1,225,000	1,220,419
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, AMBAC, 5.25%, 7/01/2031	2,730,000	2,704,447
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, NATL, 5.25%, 7/01/2033	2,065,000	2,100,002
Commonwealth of Puerto Rico Highway & Transportation Authority Rev., “N”, ASSD GTY, 5.25%, 7/01/2036	7,560,000	7,797,838
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, AMBAC, 5.5%, 7/01/2017	2,490,000	2,567,439
Commonwealth of Puerto Rico Infrastructure Financing Authority Rev., “C”, 5.5%, 7/01/2025	840,000	873,608
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2020	2,320,000	2,454,189
Commonwealth of Puerto Rico, “A”, NATL, 5.5%, 7/01/2021	875,000	921,926
Commonwealth of Puerto Rico, “A”, AGM, 5.375%, 7/01/2025	750,000	790,545
Commonwealth of Puerto Rico, Public Improvement, “A”, NATL, 5.5%, 7/01/2016	345,000	346,787
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5.125%, 7/01/2030	7,405,000	7,416,404
Commonwealth of Puerto Rico, Public Improvement, “A”, AGM, 5%, 7/01/2035	6,080,000	6,143,901
Commonwealth of Puerto Rico, Public Improvement, “A-4”, AGM, 5.25%, 7/01/2030	1,345,000	1,399,634
Commonwealth of Puerto Rico, Public Improvement, “C”, AGM, 5.25%, 7/01/2027	465,000	466,637
Commonwealth of Puerto Rico, Public Improvement, “C-7”, NATL, 6%, 7/01/2027	3,540,000	3,654,519
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2020	840,000	840,462
Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Rev., “A”, AMBAC, 5%, 7/01/2031	6,155,000	5,971,150
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.625%, 7/01/2023	555,000	526,795
Puerto Rico Electric Power Authority Rev., “DDD”, AGM, 3.65%, 7/01/2024	2,345,000	2,193,044
Puerto Rico Electric Power Authority Rev., “KK”, NATL, 5.5%, 7/01/2016	175,000	175,866
Puerto Rico Electric Power Authority Rev., “LL”, NATL, 5.5%, 7/01/2017	145,000	149,495
Puerto Rico Electric Power Authority Rev., “MM”, NATL, 5%, 7/01/2020	65,000	67,068
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 5.25%, 7/01/2022	2,165,000	2,246,794
Puerto Rico Electric Power Authority Rev., “NN”, NATL, 4.75%, 7/01/2033	380,000	364,880
Puerto Rico Electric Power Authority Rev., “PP”, NATL, 5%, 7/01/2024	240,000	239,978
Puerto Rico Electric Power Authority Rev., “RR”, ASSD GTY, 5%, 7/01/2028	185,000	184,983
Puerto Rico Electric Power Authority Rev., “SS”, NATL, 5%, 7/01/2019	3,825,000	3,876,217
Puerto Rico Electric Power Authority Rev., “SS”, ASSD GTY, 4.375%, 7/01/2030	280,000	265,090
Puerto Rico Electric Power Authority Rev., “TT”, NATL, 5%, 7/01/2026	65,000	65,216
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 4.5%, 7/01/2018	155,000	158,869
Puerto Rico Electric Power Authority Rev., “UU”, NATL, 5%, 7/01/2019	885,000	916,409
Puerto Rico Electric Power Authority Rev., “UU”, AGM, 5%, 7/01/2022	490,000	495,753
Puerto Rico Electric Power Authority Rev., “UU”, ASSD GTY, 4.25%, 7/01/2027	1,705,000	1,624,541
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2025	475,000	491,031
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2030	590,000	601,800
Puerto Rico Electric Power Authority Rev., “VV”, NATL, 5.25%, 7/01/2032	485,000	495,059
Puerto Rico Electric Power Authority, Power Rev., “V”, AGM, 5.25%, 7/01/2027	160,000	164,624
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5%, 3/01/2021	100,000	97,686
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Ana G. Mendez University Project), 5.375%, 12/01/2021	665,000	659,434
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 6/01/2026	4,530,000	4,360,080
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NATL, 5%, 7/01/2033	3,145,000	2,991,587

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Puerto Rico - continued
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2017	$505,000	$502,470
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2018	320,000	316,531
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 4%, 4/01/2020	165,000	155,258
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2021	570,000	551,868
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2022	645,000	619,103
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 4/01/2027	1,340,000	1,246,910
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.5%, 12/01/2031	980,000	938,419
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.125%, 4/01/2032	1,330,000	1,215,474
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5%, 3/01/2036	1,015,000	895,961
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (Ana G. Mendez University System Project), 5.375%, 4/01/2042	1,625,000	1,468,561
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 4.375%, 10/01/2031	525,000	376,882
Puerto Rico Industrial, Tourist, Medical, & Environmental Central Facilities (University of Sacred Heart), 5%, 10/01/2042	260,000	186,397
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2018	635,000	657,523
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2023	3,720,000	3,864,262
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2024	8,405,000	8,740,023
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2026	4,650,000	4,832,513
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2027	8,265,000	8,573,946
Puerto Rico Infrastructure Financing Authority Special Tax Rev., “C”, AMBAC, 5.5%, 7/01/2028	1,075,000	1,110,690
Puerto Rico Municipal Finance Agency, “A”, AGM, 5%, 8/01/2027	325,000	325,146
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2027	1,470,000	1,517,555
Puerto Rico Public Buildings Authority Government Facilities Rev., “M-3”, NATL, 6%, 7/01/2028	490,000	504,636
Puerto Rico Public Buildings Authority Government Facilities Rev., “N”, ASSD GTY, 5%, 7/01/2032	690,000	696,383
Puerto Rico Public Buildings Authority Rev., “M-2”, AMBAC, 5.5%, 7/01/2035 (Put Date 7/01/2017)	6,145,000	6,336,232
Puerto Rico Public Buildings Authority Rev., Guaranteed (Government Facilities), “I”, ASSD GTY, 5%, 7/01/2036	735,000	735,676
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., “C”, 5%, 8/01/2040	5,570,000	3,321,224
Puerto Rico Sales Tax Financing Corp., Sales Tax Rev., Capital Appreciation, “A”, AMBAC, 0%, 8/01/2047	14,305,000	1,769,242
University of Puerto Rico Rev., “P”, NATL, 5%, 6/01/2025	595,000	592,400

		$164,597,590
Rhode Island - 0.1%
Rhode Island Student Loan Authority, Student Loan Rev., “A”, 3.625%, 12/01/2034	$3,620,000	$3,560,270

South Carolina - 1.0%
Lancaster County, SC, Assessment Rev. (Sun City Carolina Lakes), 5.45%, 12/01/2037	$1,300,000	$1,301,534
North Charleston, SC, Housing Authority Rev. (Horizon Village), “A”, GNMA, 5.15%, 2/20/2048	1,380,000	1,381,435
Richland County, SC, Environmental Improvement Rev. (International Paper), “A”, 3.875%, 4/01/2023	4,130,000	4,484,726
South Carolina Housing, Finance & Development Authority Mortgage Rev., “A-1”, 4%, 7/01/2041	9,675,000	10,425,200
South Carolina Jobs & Economic Development Authority Hospital Rev. (Palmetto Health), 5.75%, 8/01/2039	940,000	1,022,607
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2032	1,499,418	1,544,700
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), “A”, 6%, 11/15/2047	1,724,709	1,744,750
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	536,712	56,800
South Carolina Jobs & Economic Development Authority Rev. (Woodlands at Furman), Capital Appreciation, “B”, 0%, 11/15/2047	512,907	54,281
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Lutheran Homes of South Carolina, Inc.), 5.125%, 5/01/2048	805,000	835,727

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
South Carolina - continued
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2046	$1,800,000	$2,057,562
South Carolina Public Service Authority Rev., “A”, 5%, 12/01/2049	10,000,000	11,376,800

		$36,286,122
South Dakota - 0.1%
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2034	$1,520,000	$1,760,312
South Dakota Health & Educational Facilities Authority Rev. (Sanford Obligated Group), “B”, 5%, 11/01/2044	1,455,000	1,661,465

		$3,421,777
Tennessee - 2.1%
Chattanooga, TN, Health Educational & Housing Facility Board Rev. (Catholic Health Initiatives), “A”, 5.25%, 1/01/2045	$2,270,000	$2,569,345
Claiborne County, TN, Industrial Development Board Rev. (Lincoln Memorial University Project), 6.125%, 10/01/2040	5,000,000	5,430,800
Hardeman County, TN, Correctional Facilities Rev., 7.75%, 8/01/2017	1,520,000	1,520,061
Johnson City, TN, Health & Educational Facilities Board Rev. (Appalachian Christian Village Project), “A”, 5%, 2/15/2043	3,000,000	3,135,000
Johnson City, TN, Health & Educational Facilities Board, Hospital Rev. (Mountain States Health Alliance), 6%, 7/01/2038	1,700,000	1,932,832
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2035	3,225,000	3,789,827
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Vanderbilt University Medical Center), “A”, 5%, 7/01/2040	2,565,000	2,984,865
Metropolitan Government of Nashville, TN, Airport Authority Improvement Rev., “B”, 5%, 7/01/2040	3,000,000	3,449,310
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “A”, 5%, 10/01/2039 (u)	10,000,000	11,194,000
Nashville & Davidson County, TN, Metropolitan Government Health & Educational Facilities Board (Vanderbilt University), “B”, 5%, 10/01/2039 (u)	10,000,000	11,194,000
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5%, 12/01/2034	500,000	524,160
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2044	1,000,000	1,040,970
Shelby County, TN, Health, Educational & Housing Board Residential Care Facility Mortgage Rev. (Village at Germantown), 5.25%, 12/01/2049	2,265,000	2,330,368
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2019	12,055,000	13,534,149
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2022	2,105,000	2,493,815
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2024	3,625,000	4,383,169
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 9/01/2026	250,000	309,458
Tennessee Housing Development Agency Rev., Housing Finance Program, “A”, 3.5%, 7/01/2045	5,585,000	5,939,983
Tennessee Housing Development Agency, Residential Financing Program Rev., “2-C”, 4%, 1/01/2045	1,890,000	2,034,415

		$79,790,527
Texas - 8.6%
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.375%, 8/15/2036	$820,000	$819,926
Arlington, TX, Higher Education Finance Corp. Education Rev. (Newman International Academy), “A”, 5.5%, 8/15/2046	3,680,000	3,611,662
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2017	845,000	865,812
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2020	830,000	845,496
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 1/01/2024	4,640,000	4,734,192
Bell County, TX, Health Facility Development Corp. (Advanced Living Technologies, Inc.), 8%, 12/15/2036 (a)(d)	4,650,000	47
Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical, Co.), “A-3”, 5.125%, 5/15/2033	4,685,000	4,924,310
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “A”, 5.95%, 5/15/2033	8,455,000	9,243,513
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 5/15/2033	1,625,000	1,713,806
Cass County, TX, Industrial Development Corp. (International Paper Co.), “A”, 4.625%, 3/01/2027	3,750,000	3,784,425
Central Texas Regional Mobility Authority Senior Lien Rev., “A”, 5%, 1/01/2045	1,315,000	1,499,560
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2033	845,000	1,013,603
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5.75%, 8/15/2041	695,000	779,929
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 5%, 8/15/2042	3,385,000	3,663,484
Clifton, TX, Higher Education Finance Corp. Rev. (Idea Public Schools), 6%, 8/15/2043	1,850,000	2,212,434
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 12/01/2040	4,940,000	5,647,161

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 12/01/2045	$1,670,000	$1,913,336
Clifton, TX, Higher Education Finance Corp., Education Rev. (Uplift Education), “A”, 3.375%, 12/01/2024	490,000	500,457
Dallas and Fort Worth, TX, International Airport Rev., “A”, 5%, 11/01/2038	4,430,000	4,939,096
Dallas and Fort Worth, TX, International Airport Rev., “B”, 5%, 11/01/2044	4,370,000	4,999,630
Dallas and Fort Worth, TX, International Airport Rev., “C”, 5%, 11/01/2045	9,175,000	10,347,932
Deaf Smith County, TX, Hospital District, “A”, 6.5%, 3/01/2040	3,800,000	4,250,870
Decatur Hospital Authority Rev. (Wise Regional Health System), “A”, 5.25%, 9/01/2044	1,860,000	1,989,344
Gregg County, TX, Health Facilities Development Corp. Hospital Rev., (Good Shepherd Obligated Group), “A”, FRN, 4.207%, 10/01/2029 (Put Date 3/01/2017)	5,125,000	5,163,643
Gulf Coast Waste Disposal Authority (Waste Management, Inc.), 5.2%, 5/01/2028	3,260,000	3,300,685
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 4.875%, 5/01/2025	2,345,000	2,481,502
Gulf Coast, TX, Industrial Development Authority Rev. (Microgy Holdings Project), 7%, 12/01/2036 (a)(d)	746,831	5,601
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/2034	4,580,000	2,204,766
Harris County, Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, 0%, 11/15/2038	40,280,000	14,959,589
Harris County, TX, 5.625%, 5/01/2020	827,189	832,152
Harris County, TX, Cultural Education Facilities Finance Corp. Medical Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 11/15/2032	4,535,000	4,948,773
Harris County, TX, Cultural Education Facilities Finance Corp. Rev. (Brazos Presbyterian Homes Inc. Project), 7%, 1/01/2043	2,265,000	2,696,709
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 12/01/2035 (Prerefunded 12/01/2018)	2,400,000	2,796,264
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2031	1,425,000	1,658,216
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2032	185,000	214,213
Harris County-Houston, TX, Sports Authority Rev., “C”, 5%, 11/15/2033	450,000	519,219
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2041	745,000	252,220
Harris County-Houston, TX, Sports Authority Rev., Capital Appreciation, “A”, AGM, 0%, 11/15/2046	1,865,000	487,828
Houston, TX, Airport System Rev., “B”, 5%, 7/01/2026	1,335,000	1,569,947
Houston, TX, Airport System Rev., Special Facilities Rev. (Continental Airlines, Inc.), 6.625%, 7/15/2038	7,680,000	8,908,877
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.5%, 7/01/2020	3,075,000	3,320,939
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 4.75%, 7/01/2024	9,305,000	10,505,810
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal E Project), 5%, 7/01/2029	9,905,000	11,027,038
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-1”, 5%, 7/15/2030	6,515,000	7,336,411
Houston, TX, Airport System Rev., Special Facilities Rev. (United Airlines, Inc. Terminal Improvement Projects), “B-2”, 5%, 7/15/2020	7,970,000	8,798,322
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 3/01/2023	185,000	185,198
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 8/15/2039 (Prerefunded 8/15/2019)	1,670,000	1,955,654
La Vernia, TX, Higher Education Finance Corp. Rev. (Lifeschool of Dallas), “A”, 7.5%, 8/15/2041 (Prerefunded 8/15/2019)	4,385,000	5,304,359
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2/15/2037 (Prerefunded 2/15/2017)	6,400,000	6,647,872
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 6.25%, 2/15/2037 (Prerefunded 2/15/2019)	4,340,000	4,983,796
Matagorda County, TX, Pollution Control Rev. (Central Power & Light Co.), “A”, 6.3%, 11/01/2029	2,680,000	3,047,589
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2024	300,000	340,299
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2030	905,000	1,013,510
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2030	750,000	833,010
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2035	1,135,000	1,250,339
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5%, 2/15/2036	500,000	539,420
Mesquite, TX, Health Facilities Development Corp., Retirement Facility Rev. (Christian Care Centers, Inc.), 5.125%, 2/15/2042	1,750,000	1,901,375
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Republic Services, Inc. Project), 0.9%, 1/01/2026 (Put Date 8/02/2016)	7,000,000	7,000,000
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2035	1,325,000	1,396,802
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2043	1,420,000	1,465,326
New Hope, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev (Wesleyan Homes, Inc. Project), 5.5%, 1/01/2049	1,470,000	1,498,562

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
New Hope, TX, Cultural Education Facilities Finance Corp. Student Housing Rev. (Texas A&M University Project), “A”, AGM, 5%, 4/01/2046	$1,295,000	$1,436,854
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2030	310,000	350,179
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2035	310,000	342,860
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (CHF - Collegiate Housing Stephenville III, L.L.C. - Tarleton State University Project), 5%, 4/01/2047	770,000	832,686
New Hope, TX, Cultural Education Facilities Finance Corp., Student Housing Rev. (Texas A&M University Project), “A”, 5%, 4/01/2044	5,000,000	5,347,000
Newark, TX, Higher Education Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.5%, 8/15/2035	1,530,000	1,581,592
Newark, TX, Higher Education Finance Corp Authority Rev. (A+ Charter Schools, Inc.), “A”, 5.75%, 8/15/2045	1,025,000	1,053,116
North Texas Education Finance Corp., Education Rev. (Uplift Education), “A”, 5.125%, 12/01/2042	2,355,000	2,503,389
North Texas Tollway Authority Rev., 6%, 1/01/2043	1,280,000	1,511,642
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.5%, 11/15/2034	1,075,000	1,263,265
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 7.75%, 11/15/2044	1,970,000	2,326,373
Red River, TX, Health Facilities Development Corp., Retirement Facilities Rev. (MRC The Crossings Project), “A”, 8%, 11/15/2049	1,680,000	2,008,843
SA Energy Acquisition Public Facility Corp. (Tex Gas Supply), 5.5%, 8/01/2027	4,000,000	5,031,920
San Juan, TX, Higher Education Finance Authority Education Rev. (Idea Public Schools), “A”, 6.7%, 8/15/2040	2,955,000	3,427,179
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 6/01/2036	1,055,000	1,081,618
Tarrant County, TX, Cultural Education Facilities Finance Corp. Hospital Rev. (Baylor Scott & White Health Project), “A”, 5%, 11/15/2045	2,515,000	2,972,328
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village Foundation, Inc.), 5.75%, 11/15/2019	615,000	666,211
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2035	2,470,000	2,616,051
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Barton Creek Senior Living Center, Inc., Querencia Project), 5%, 11/15/2040	3,310,000	3,447,630
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 3.875%, 11/15/2020	2,785,000	2,811,847
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), 5.625%, 11/15/2041	2,750,000	2,934,718
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.25%, 11/15/2035	845,000	890,698
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckingham Senior Living Community, Inc. Project), “A”, 5.5%, 11/15/2045	3,750,000	3,960,788
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2040	5,250,000	6,078,765
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Buckner Retirement Services, Inc. Project), “B”, 5%, 11/15/2046	9,180,000	10,567,190
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8%, 11/15/2028	1,000,000	1,027,680
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 11/15/2044	7,500,000	7,671,600
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2027	895,000	900,674
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.125%, 11/15/2029	520,000	574,064
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 5.125%, 5/15/2037	835,000	839,384
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility Rev. (Air Force Village Obligated Group Project), 6.375%, 11/15/2044	8,515,000	9,431,980
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2044	660,000	723,584
Tarrant County, TX, Cultural Education Facilities Finance Corp. Rev. (Trinity Terrace Project), “A-1”, 5%, 10/01/2049	450,000	491,310
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2030	2,000,000	2,246,780

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Texas - continued
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “A”, 5%, 11/15/2035	$2,350,000	$2,575,906
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2030	2,055,000	2,290,893
Tarrant Cultural Education Facilities Finance Corp. Retirement Facility (Northwest Senior Housing Corporation Edgemere Project), “B”, 5%, 11/15/2036	3,840,000	4,065,907
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (Blueridge Transportation Group LLC SH 288 Toll Lanes Project), 5%, 12/31/2055	2,945,000	3,198,182
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 7%, 12/31/2038	1,375,000	1,729,654
Texas Private Activity Surface Transportation Corp. Senior Lien Rev. (NTE Mobility Partners Segments 3 LLC Segments 3A & 3B Facility), 6.75%, 6/30/2043	1,105,000	1,366,233
Texas Transportation Commission, Central Texas Turnpike System Rev., Capital Appreciation, “B”, 0%, 8/15/2036	4,605,000	2,067,138
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7%, 11/01/2030	3,940,000	4,551,055
Travis County, TX, Health Facilities Development Corp. Rev. (Westminster Manor Health), 7.125%, 11/01/2040	3,560,000	4,083,391

		$324,532,017
U.S. Virgin Islands - 0.2%
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 10/01/2037	$4,090,000	$4,591,720
Virgin Islands Public Finance Authority Rev., Matching Fund Loan Note, “A”, 6%, 10/01/2039	1,500,000	1,651,440

		$6,243,160
Utah - 0.5%
Utah Charter School Finance Authority Rev. (Spectrum Academy), 5%, 4/15/2030	$745,000	$761,345
Utah Charter School Finance Authority Rev. (Spectrum Academy), 6%, 4/15/2045	1,765,000	1,865,287
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Early Light Academy Project), 8.25%, 7/15/2035	3,710,000	4,157,871
Utah County, UT, Charter School Finance Authority, Charter School Rev. (Hawthorn Academy Project), 8.25%, 7/15/2035 (Prerefunded 7/15/2018)	3,995,000	4,617,221
Utah County, UT, Charter School Rev. (Renaissance Academy), “A”, 5.625%, 7/15/2037	2,405,000	2,420,560
Utah County, UT, Charter School Rev. (Ronald Wilson Reagan Academy), “A”, 6%, 2/15/2038	6,070,000	6,206,939

		$20,029,223
Vermont - 0.3%
Burlington, VT, Airport Rev., “A”, 5%, 7/01/2022	$3,785,000	$4,278,148
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2024	110,000	130,480
Burlington, VT, Airport Rev., “A”, 4%, 7/01/2028	4,645,000	4,870,097
Burlington, VT, Airport Rev., “A”, AGM, 5%, 7/01/2030	190,000	220,790
Vermont Economic Development Authority, Solid Waste Disposal Rev. (Casella Waste Systems, Inc.), 4.75%, 4/01/2036 (Put Date 4/02/2018)	3,275,000	3,306,309

		$12,805,824
Virginia - 1.2%
Alexandria, VA, Industrial Development Authority, Residential Care Facilities Mortgage Rev. (Goodwin House, Inc.), 5%, 10/01/2035	$1,685,000	$1,934,431
Embrey Mill Community Development Authority, VA, Special Assessment Rev., 7.25%, 3/01/2043	4,780,000	5,202,743
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2030	2,880,000	3,585,312
Fairfax County, VA, Industrial Development Authority Health Care Rev. (Inova Health System Project), “A”, 5%, 5/15/2031	840,000	1,040,080
James City County, VA, Economic Development Authority, Residential Care Facilities Rev. (Virginia United Methodist Homes of Williamsburg), “A”, 2%, 10/01/2048	981,912	44,677
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5%, 1/01/2046	995,000	1,013,159
Norfolk, VA, Redevelopment & Housing Authority Rev. (Fort Norfolk Retirement Community), 5.375%, 1/01/2046	2,390,000	2,500,609
Prince William County, VA, Cherry Hill Community Development Authority Rev. (Potomac Shores Project), 5.4%, 3/01/2045	1,780,000	1,853,087
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 5%, 6/15/2036	660,000	770,609
Stafford County, VA, Hospital Facilities Rev. (Mary Washington Healthcare Obligated Group), 4%, 6/15/2037	1,375,000	1,436,655
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2030	2,810,000	3,068,295
Virginia College Building Authority, Educational Facilities Rev. (Marymount University), “B”, 5.25%, 7/01/2035	2,590,000	2,778,785

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Virginia - continued
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 6%, 1/01/2037	$6,065,000	$7,179,322
Virginia Small Business Financing Authority Rev. (Elizabeth River Crossings Opco LLC Project), 5.5%, 1/01/2042	9,705,000	11,068,261
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “A”, 6.375%, 3/01/2019 (a)(d)	769,496	8
West Point, VA, Industrial Development Authority, Solid Waste Disposal Rev. (Chesapeake Corp.), “B”, 6.25%, 3/01/2019 (a)(d)	6,569,571	66
Winchester, VA, Economic Development Authority Hospital Rev. (Valley Health System Obligated Group), “A”, 5%, 1/01/2044	605,000	688,684

		$44,164,783
Washington - 1.1%
Port Seattle, WA, Industrial Development Corp., Special Facilities Rev. (Delta Airlines, Inc.), 5%, 4/01/2030	$4,000,000	$4,284,600
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.5%, 12/01/2030	2,750,000	2,758,525
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 12/01/2032	2,205,000	2,331,854
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 6.75%, 7/01/2029 (Prerefunded 7/01/2019)	1,550,000	1,835,061
Washington Health Care Facilities Authority Rev. (Central Washington Health Services), 7%, 7/01/2039 (Prerefunded 7/01/2019)	3,665,000	4,367,654
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 8/01/2036 (Prerefunded 8/01/2018)	5,670,000	6,362,477
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 8/15/2042	5,075,000	5,380,718
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “B”, ACA, 5.75%, 8/15/2037	1,000,000	1,053,330
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 10/01/2034	2,435,000	2,726,470
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2045	1,570,000	1,648,845
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “A”, 7%, 7/01/2050	1,480,000	1,543,832
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-1”, 5.5%, 1/01/2024	1,095,000	1,104,472
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-2”, 4.875%, 1/01/2022	2,100,000	2,112,936
Washington Housing Finance Community Nonprofit Housing Rev. (Heron’s Key Senior Living), “B-3”, 4.375%, 1/01/2021	3,020,000	3,063,307
Washington Housing Finance Community Nonprofit Housing Rev. (Rockwood Retirement Communities), 5.125%, 1/01/2020	1,685,000	1,686,247

		$42,260,328
West Virginia - 0.3%
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2028	$1,285,000	$1,526,529
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2029	515,000	607,896
Monongalia County, WV, Building Commission Improvement Rev. (Monongalia Health System Obligated Group), 5%, 7/01/2030	1,005,000	1,180,945
Ohio County, WV, Commission Tax Increment Rev. (Fort Henry Centre), “A”, 5.85%, 6/01/2034	865,000	881,383
West Virginia Hospital Finance Authority Hospital Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2028	1,000,000	1,167,690
West Virginia Hospital Finance Authority Hospital Rev. (Thomas Health System), 6.5%, 10/01/2038	3,450,000	3,638,922
West Virginia Hospital Finance Authority Hospital Rev. (Valley Health System Obligation Group), 5%, 1/01/2044	605,000	682,047
West Virginia Hospital Finance Authority Rev. (Charleston Area Medical Center), “A”, 5%, 9/01/2027	2,100,000	2,466,408

		$12,151,820
Wisconsin - 2.2%
Wisconsin Health & Educational Facilities Authority Rev. (American Eagle Nursing Home), 7.15%, 6/01/2028	$3,165,000	$3,370,029
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Healthcare, Inc.), “B-1”, 1.25%, 8/15/2025 (Put Date 8/15/2017)	2,115,000	2,118,511
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2035	710,000	795,051
Wisconsin Health & Educational Facilities Authority Rev. (Beloit College), “A”, 6.125%, 6/01/2039	1,435,000	1,597,542
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 5.5%, 5/01/2031 (Prerefunded 5/01/2021)	1,855,000	2,252,471
Wisconsin Health & Educational Facilities Authority Rev. (Meritor Hospital), “A”, 6%, 5/01/2041 (Prerefunded 5/01/2021)	1,405,000	1,740,191
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), 5.25%, 2/01/2043	4,870,000	4,969,738
Wisconsin Health & Educational Facilities Authority Rev. (Sauk-Prairie Memorial Hospital), “A”, 5.125%, 2/01/2038	5,110,000	5,324,109
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.25%, 9/15/2029	485,000	577,732
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “A”, 7.625%, 9/15/2039	1,960,000	2,383,556
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2037	290,000	314,317
Wisconsin Health & Educational Facilities Authority Rev. (St. John’s Community, Inc.), “B”, 5%, 9/15/2045	435,000	470,700
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 8/15/2034	4,155,000	4,212,630
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 4.95%, 3/01/2030	1,025,000	1,042,558
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.25%, 3/01/2035	1,005,000	1,021,985
Wisconsin Public Finance Authority Education Rev. (Pine Lake Preparatory), 5.5%, 3/01/2045	2,770,000	2,810,442
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 4%, 9/01/2020	740,000	772,123
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/2025	520,000	570,362

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Municipal Bonds - continued
Wisconsin - continued
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A” , 5%, 9/01/2030	$895,000	$955,923
Wisconsin Public Finance Authority Healthcare Facility (Church Home of Hartford, Inc. Project), “A”, 5%, 9/01/2038	1,185,000	1,237,484
Wisconsin Public Finance Authority Rev. (Celanese Corp.), “B”, 5%, 12/01/2025	3,055,000	3,535,979
Wisconsin Public Finance Authority Rev. (Roseman University of Health Sciences Project), 5.75%, 4/01/2035	2,805,000	2,907,803
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.125%, 11/15/2029	1,905,000	1,996,554
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.5%, 11/15/2034	1,730,000	1,846,498
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 5.75%, 11/15/2044	1,685,000	1,816,278
Wisconsin Public Finance Authority Senior Living Rev. (Rose Villa Project), “A”, 6%, 11/15/2049	3,465,000	3,781,528
Wisconsin Public Finance Authority Student Housing Rev., (Western Carolina University Project), 5.25%, 7/01/2047	2,480,000	2,635,843
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2022	1,425,000	1,565,890
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5.25%, 7/01/2028	3,815,000	4,211,493
Wisconsin Public Finance Authority, Airport Facilities Rev. (Transportation Infrastructure Properties LLC), “B”, 5%, 7/01/2042	17,610,000	18,593,342

		$81,428,662
Total Municipal Bonds		$3,742,233,411

Bonds - 0.2%
Metals & Mining - 0.2%
Consol Energy, Inc., 5.875%, 4/15/2022	$7,000,000	$5,827,500

Money Market Funds - 2.4%
MFS Institutional Money Market Portfolio, 0.36%, at Net Asset Value (v)	89,841,294	$89,841,294
Total Investments		$3,837,902,205

Other Assets, Less Liabilities - (1.7)%		(63,495,898)
Net Assets - 100.0%		$3,774,406,307

(a)	Non-income producing security.
(d)	In default.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,613,267 representing 0.8% of net assets.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
LOC	Letter of Credit

Insurers
ACA	ACA Financial Guaranty Corp.
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BAM	Build America Mutual
CALHF	California Health Facility Construction Loan Insurance Program
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Municipal Bonds	—	3,742,233,411	—	3,742,233,411
U.S. Corporate Bonds	—	5,827,500	—	5,827,500
Mutual Funds	89,841,294	—	—	89,841,294
Total Investments	$89,841,294	$3,748,060,911	$—	$3,837,902,205

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,521,099,491
Gross unrealized appreciation	301,734,178
Gross unrealized depreciation	(23,209,356)
Net unrealized appreciation (depreciation)	$278,524,822

The aggregate cost above includes prior year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	88,246,100	172,358,142	(170,762,948)	89,841,294

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$80,541	$89,841,294

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST III

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: June 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: June 16, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 16, 2016

*	Print name and title of each signing officer under his or her signature.